UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22128

FocusShares Trust
(Exact name of registrant as specified in charter)

210 Summit Avenue

Suite C-11

Montvale, NJ 07645

(Address of principal executive offices) (Zip code)

Erik Liik

FocusShares, LLC

210 Summit Avenue

Suite C-11

Montvale, NJ 07645

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (201) 930-8500

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 11.5%
73	Aaron's, Inc.	$1,943
86	Abercrombie & Fitch Co., Class A	3,951
66	Advance Auto Parts, Inc.	5,058
320	Amazon.com, Inc.*	62,221
46	AMC Networks, Inc., Class A*	1,967
168	American Eagle Outfitters, Inc.	2,367
105	Apollo Group, Inc., Class A*	5,503
97	Ascena Retail Group, Inc.*	3,431
28	AutoZone, Inc.*	9,741
47	Bally Technologies, Inc.*	1,984
228	Bed Bath & Beyond, Inc.*	13,840
264	Best Buy Co., Inc.	6,323
55	Big Lots, Inc.*	2,172
115	BorgWarner, Inc.*	8,582
84	Brinker International, Inc.	2,171
91	Brunswick Corp.	1,942
216	Cablevision Systems Corp., Class A	3,143
213	CarMax, Inc.*	6,482
366	Carnival Corp.	11,053
51	Carter's, Inc.*	2,138
576	CBS Corp., Class B	16,404
32	Charter Communications, Inc., Class A*	1,845
78	Cheesecake Factory, Inc./The*	2,307
218	Chico's FAS, Inc.	2,494
28	Chipotle Mexican Grill, Inc.*	10,284
111	Cinemark Holdings, Inc.	2,189
270	Coach, Inc.	18,914
1,900	Comcast Corp., Class A	50,521
604	Comcast Corp., Special, Class A	15,396
257	D.R. Horton, Inc.	3,577
192	Dana Holding Corp.*	2,851
128	Darden Restaurants, Inc.	5,871
41	Deckers Outdoor Corp.*	3,315
57	DeVry, Inc.	2,152
104	Dick's Sporting Goods, Inc.	4,286
36	Dillard's, Inc., Class A	1,593
690	DIRECTV, Class A*	31,057
127	Discovery Communications, Inc., Class A*	5,446
103	Discovery Communications, Inc., Class C*	4,002
191	DISH Network Corp., Class A	5,333
109	Dollar General Corp.*	4,645
112	Dollar Tree, Inc.*	9,499
47	Domino's Pizza, Inc.*	1,535
90	Expedia, Inc.	2,913
98	Family Dollar Stores, Inc.	5,468
153	Foot Locker, Inc.	4,015
3,390	Ford Motor Co.	42,104
55	Fossil, Inc.*	5,228
129	GameStop Corp., Class A*	3,013
264	Gannett Co., Inc.	3,741
239	Gap, Inc./The	4,536
101	Garmin Ltd.	4,212
524	General Motors Co.*	12,586
34	Genesco, Inc.*	2,076
137	Gentex Corp.	3,681
160	Genuine Parts Co.	10,205
53	GNC Holdings, Inc., Class A*	1,458
241	Goodyear Tire & Rubber Co./The*	3,133
68	Guess?, Inc.	2,040
291	H&R Block, Inc.	4,761
99	Hanesbrands, Inc.*	2,435
227	Harley-Davidson, Inc.	10,031
73	Harman International Industries, Inc.	3,081
131	Hasbro, Inc.	4,573
1,388	Home Depot, Inc./The	61,613
45	HSN, Inc.	1,606
41	Hyatt Hotels Corp., Class A*	1,747
285	International Game Technology	4,540
440	Interpublic Group of Cos., Inc./The	4,545
136	J.C. Penney Co., Inc.	5,651
87	Jarden Corp.	2,931
67	John Wiley & Sons, Inc., Class A	3,041
661	Johnson Controls, Inc.	21,000
233	Kohl's Corp.	10,716
55	Lamar Advertising Co., Class A*	1,574
360	Las Vegas Sands Corp.*	17,680
103	Lear Corp.	4,316
143	Leggett & Platt, Inc.	3,069
154	Lennar Corp., Class A	3,309
115	Liberty Global, Inc.*	5,078
131	Liberty Global, Inc., Class A*	6,010
526	Liberty Interactive Corp., Class A*	9,005
108	Liberty Media Corp. - Liberty Capital, Class A*	8,900
45	Life Time Fitness, Inc.*	2,211
152	LKQ Corp.*	4,955
1,128	Lowe's Cos., Inc.	30,264
239	Ltd. Brands, Inc.	10,005
386	Macy's, Inc.	13,004
56	Madison Square Garden Co./The, Class A*	1,607
280	Marriott International, Inc., Class A	9,646
321	Mattel, Inc.	9,951
929	McDonald's Corp.	92,017
281	McGraw-Hill Cos., Inc./The	12,926
56	Men's Wearhouse, Inc./The	1,931
308	MGM Resorts International*	4,019
57	Mohawk Industries, Inc.*	3,486
36	Morningstar, Inc.	2,150
52	Netflix, Inc.*	6,250
303	Newell Rubbermaid, Inc.	5,596
1,666	News Corp., Class A	31,371
420	News Corp., Class B	8,177
345	NIKE, Inc., Class B	35,877
160	Nordstrom, Inc.	7,901
5	NVR, Inc.*	3,466
276	Omnicom Group, Inc.	12,588
115	O'Reilly Automotive, Inc.*	9,374
29	Panera Bread Co., Class A*	4,299
70	Penn National Gaming, Inc.*	2,866
109	PetSmart, Inc.	5,801
114	Pier 1 Imports, Inc.*	1,773
63	Polaris Industries, Inc.	4,057
45	priceline.com, Inc.*	23,827
289	PulteGroup, Inc.*	2,153
63	PVH Corp.	4,863
57	Ralph Lauren Corp.	8,664
66	Rent-A-Center, Inc.	2,232
219	Ross Stores, Inc.	11,130
121	Royal Caribbean Cruises Ltd.	3,289
105	Sally Beauty Holdings, Inc.*	2,165
78	Scripps Networks Interactive, Inc., Class A	3,382
48	Sears Holdings Corp.*	2,023
235	Service Corp. International	2,609
3,578	Sirius XM Radio, Inc.*	7,478
51	Six Flags Entertainment Corp.	2,235
74	Sotheby's	2,481
660	Staples, Inc.	9,656
677	Starbucks Corp.	32,449
191	Starwood Hotels & Resorts Worldwide, Inc.	10,360
553	Target Corp.	28,098
64	Tempur-Pedic International, Inc.*	4,269
82	Tenneco, Inc.*	2,632

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
50	Tesla Motors, Inc.*	$1,454
124	Tiffany & Co.	7,911
297	Time Warner Cable, Inc.	21,895
900	Time Warner, Inc.	33,354
343	TJX Cos., Inc.	23,372
151	Toll Brothers, Inc.*	3,293
75	Tractor Supply Co.	6,058
114	TRW Automotive Holdings Corp.*	4,277
63	Tupperware Brands Corp.	3,959
51	Ulta Salon Cosmetics & Fragrance, Inc.*	3,887
42	Under Armour, Inc., Class A*	3,344
112	Urban Outfitters, Inc.*	2,968
38	Vail Resorts, Inc.	1,657
80	VF Corp.	10,519
488	Viacom, Inc., Class B	22,956
46	Visteon Corp.*	2,208
1,571	Walt Disney Co./The	61,112
46	Warnaco Group, Inc./The*	2,680
5	Washington Post Co./The, Class B	1,894
32	Weight Watchers International, Inc.	2,436
281	Wendy's Co./The	1,318
89	Whirlpool Corp.	4,835
86	Williams-Sonoma, Inc.	3,084
65	Wolverine World Wide, Inc.	2,541
155	Wyndham Worldwide Corp.	6,163
84	Wynn Resorts Ltd.	9,679
419	Yum! Brands, Inc.	26,535
		1,452,101
	Consumer Staples - 9.7%
1,876	Altria Group, Inc.	53,278
552	Archer-Daniels-Midland Co.	15,804
382	Avon Products, Inc.	6,788
140	Beam, Inc.	7,323
20	Brown-Forman Corp., Class A	1,589
83	Brown-Forman Corp., Class B	6,740
141	Bunge Ltd.	8,075
200	Campbell Soup Co.	6,340
36	Casey's General Stores, Inc.	1,834
124	Church & Dwight Co., Inc.	5,626
120	Clorox Co./The	8,239
1,889	Coca-Cola Co./The	127,564
284	Coca-Cola Enterprises, Inc.	7,608
402	Colgate-Palmolive Co.	36,469
405	ConAgra Foods, Inc.	10,801
179	Constellation Brands, Inc., Class A*	3,741
80	Corn Products International, Inc.	4,439
388	Costco Wholesale Corp.	31,921
1,209	CVS Caremark Corp.	50,476
130	Darling International, Inc.*	1,986
163	Dean Foods Co.*	1,754
208	Dr. Pepper Snapple Group, Inc.	8,075
65	Energizer Holdings, Inc.*	5,013
208	Estee Lauder Cos., Inc./The, Class A	12,049
140	Flowers Foods, Inc.	2,709
527	General Mills, Inc.	20,990
112	Green Mountain Coffee Roasters, Inc.*	5,974
278	H.J. Heinz Co.	14,414
111	Herbalife Ltd.	6,425
143	Hershey Co./The	8,734
142	Hormel Foods Corp.	4,087
94	J.M. Smucker Co./The	7,405
249	Kellogg Co.	12,331
348	Kimberly-Clark Corp.	24,903
1,469	Kraft Foods, Inc., Class A	56,263
503	Kroger Co./The	11,951
123	Lorillard, Inc.	13,209
114	McCormick & Co., Inc.	5,762
188	Mead Johnson Nutrition Co.	13,929
141	Molson Coors Brewing Co., Class B	6,048
72	Monster Beverage Corp.*	7,525
56	Nu Skin Enterprises, Inc., Class A	2,797
1,439	PepsiCo, Inc.	94,499
1,576	Philip Morris International, Inc.	117,838
2,474	Procter & Gamble Co./The	155,961
51	Ralcorp Holdings, Inc.*	4,460
313	Reynolds American, Inc.	12,279
60	Ruddick Corp.	2,420
327	Safeway, Inc.	7,188
508	Sara Lee Corp.	9,728
145	Smithfield Foods, Inc.*	3,238
214	SUPERVALU, Inc.	1,479
533	Sysco Corp.	16,049
25	TreeHouse Foods, Inc.*	1,414
294	Tyson Foods, Inc., Class A	5,480
58	United Natural Foods, Inc.*	2,555
791	Walgreen Co.	26,388
1,591	Wal-Mart Stores, Inc.	97,624
143	Whole Foods Market, Inc.	10,586
		1,218,174
	Energy - 11.2%
225	Alpha Natural Resources, Inc.*	4,527
450	Anadarko Petroleum Corp.	36,324
349	Apache Corp.	34,509
232	Arch Coal, Inc.	3,348
62	Atwood Oceanics, Inc.*	2,851
393	Baker Hughes, Inc.	19,308
48	Berry Petroleum Co., Class A	2,160
47	Bill Barrett Corp.*	1,298
46	Bristow Group, Inc.	2,257
188	Cabot Oil & Gas Corp.	5,997
227	Cameron International Corp.*	12,076
21	CARBO Ceramics, Inc.	2,042
605	Chesapeake Energy Corp.	12,784
1,811	Chevron Corp.	186,678
86	Cimarex Energy Co.	5,021
76	Complete Production Services, Inc.*	2,561
96	Concho Resources, Inc.*	10,239
1,116	ConocoPhillips	76,122
208	Consol Energy, Inc.	7,434
52	Continental Resources, Inc.*	4,195
94	CVR Energy, Inc.*	2,344
362	Denbury Resources, Inc.*	6,827
355	Devon Energy Corp.	22,653
66	Diamond Offshore Drilling, Inc.	4,112
71	Dresser-Rand Group, Inc.*	3,637
35	Dril-Quip, Inc.*	2,309
677	El Paso Corp.	18,191
69	Energen Corp.	3,324
242	EOG Resources, Inc.	25,686
133	EQT Corp.	6,719
118	EXCO Resources, Inc.	928
4,324	Exxon Mobil Corp.	362,092
226	FMC Technologies, Inc.*	11,551
104	Forest Oil Corp.*	1,352
841	Halliburton Co.	30,932
97	Helix Energy Solutions Group, Inc.*	1,596
93	Helmerich & Payne, Inc.	5,739
283	Hess Corp.	15,933
184	HollyFrontier Corp.	5,399
153	Key Energy Services, Inc.*	2,215

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
97	Kinder Morgan, Inc.	$3,150
218	Kodiak Oil & Gas Corp.*	1,977
28	Lufkin Industries, Inc.	2,106
618	Marathon Oil Corp.	19,399
320	Marathon Petroleum Corp.	12,230
281	McDermott International, Inc.*	3,417
108	McMoRan Exploration Co.*	1,267
181	Murphy Oil Corp.	10,788
269	Nabors Industries Ltd.*	5,009
389	National Oilwell Varco, Inc.	28,778
130	Newfield Exploration Co.*	4,915
235	Noble Corp.*	8,187
164	Noble Energy, Inc.	16,510
69	Northern Oil and Gas, Inc.*	1,725
64	Oasis Petroleum, Inc.*	2,159
733	Occidental Petroleum Corp.	73,131
102	Oceaneering International, Inc.	4,956
57	Oil States International, Inc.*	4,542
154	Patterson-UTI Energy, Inc.	2,906
257	Peabody Energy Corp.	8,761
112	Pioneer Natural Resources Co.	11,122
132	Plains Exploration & Production Co.*	4,979
162	QEP Resources, Inc.	4,640
143	Range Resources Corp.	8,225
50	Rosetta Resources, Inc.*	2,400
119	Rowan Cos., Inc.*	4,047
370	SandRidge Energy, Inc.*	2,879
1,223	Schlumberger Ltd.	91,933
23	SEACOR Holdings, Inc.*	2,105
62	SM Energy Co.	4,500
113	Southern Union Co.	4,901
311	Southwestern Energy Co.*	9,685
584	Spectra Energy Corp.	18,390
108	Sunoco, Inc.	4,143
79	Superior Energy Services, Inc.*	2,252
139	Tesoro Corp.*	3,479
49	Tidewater, Inc.	2,639
297	Transocean Ltd.	14,048
123	Ultra Petroleum Corp.*	2,956
57	Unit Corp.*	2,579
530	Valero Energy Corp.	12,715
109	Whiting Petroleum Corp.*	5,460
512	Williams Cos., Inc./The	14,756
80	World Fuel Services Corp.	3,630
		1,419,646
	Financials - 15.0%
306	ACE Ltd.	21,298
53	Affiliated Managers Group, Inc.*	5,327
450	Aflac, Inc.	21,703
56	Alexandria Real Estate Equities, Inc. (REIT)	4,055
11	Alleghany Corp.*	3,183
449	Allstate Corp./The	12,954
76	American Campus Communities, Inc. (REIT)	3,253
210	American Capital Agency Corp. (REIT)	6,157
940	American Express Co.	47,132
160	American Financial Group, Inc./OH	5,867
396	American International Group, Inc.*	9,944
362	American Tower Corp. (REIT)	22,991
221	Ameriprise Financial, Inc.	11,835
873	Annaly Capital Management, Inc. (REIT)	14,701
300	Aon Corp.	14,529
138	Apartment Investment & Management Co., Class A (REIT)	3,389
98	Arch Capital Group Ltd.*	3,533
111	Arthur J. Gallagher & Co.	3,701
60	Aspen Insurance Holdings Ltd.	1,594
280	Associated Banc-Corp	3,489
96	Assurant, Inc.	3,802
174	Assured Guaranty Ltd.	2,699
87	AvalonBay Communities, Inc. (REIT)	11,833
122	Axis Capital Holdings Ltd.	3,755
9,249	Bank of America Corp.	65,945
72	Bank of Hawaii Corp.	3,292
1,155	Bank of New York Mellon Corp./The	23,250
642	BB&T Corp.	17,456
881	Berkshire Hathaway, Inc., Class B*	69,044
154	BioMed Realty Trust, Inc. (REIT)	2,860
97	BlackRock, Inc.	17,654
53	BOK Financial Corp.	2,952
135	Boston Properties, Inc. (REIT)	14,047
74	BRE Properties, Inc. (REIT)	3,835
109	Brown & Brown, Inc.	2,483
73	Camden Property Trust (REIT)	4,708
424	Capital One Financial Corp.	19,398
288	CapitalSource, Inc.	1,990
149	Capitol Federal Financial, Inc.	1,721
141	CBL & Associates Properties, Inc. (REIT)	2,449
79	CBOE Holdings, Inc.	2,022
285	CBRE Group, Inc., Class A*	5,500
1,032	Charles Schwab Corp./The	12,023
983	Chimera Investment Corp. (REIT)	2,988
246	Chubb Corp./The	16,583
176	Cincinnati Financial Corp.	5,752
181	CIT Group, Inc.*	6,903
2,639	Citigroup, Inc.	81,070
80	City National Corp./CA	3,670
60	CME Group, Inc.	14,371
101	Colonial Properties Trust (REIT)	2,159
213	Comerica, Inc.	5,894
152	Commerce Bancshares, Inc./MO	5,901
86	Corporate Office Properties Trust (REIT)	2,084
85	Cullen/Frost Bankers, Inc.	4,732
228	DDR Corp. (REIT)	3,160
94	Delphi Financial Group, Inc., Class A	4,184
223	DiamondRock Hospitality Co. (REIT)	2,350
98	Digital Realty Trust, Inc. (REIT)	6,944
533	Discover Financial Services	14,487
118	Douglas Emmett, Inc. (REIT)	2,467
272	Duke Realty Corp. (REIT)	3,642
66	DuPont Fabros Technology, Inc. (REIT)	1,683
262	E*Trade Financial Corp.*	2,146
177	East West Bancorp, Inc.	3,887
157	Eaton Vance Corp.	4,033
47	Endurance Specialty Holdings Ltd.	1,758
53	Entertainment Properties Trust (REIT)	2,357
43	Equity Lifestyle Properties, Inc. (REIT)	3,016
279	Equity Residential (REIT)	16,614
47	Erie Indemnity Co., Class A	3,603
33	Essex Property Trust, Inc. (REIT)	4,752
42	Everest Re Group Ltd.	3,587
111	Extra Space Storage, Inc. (REIT)	2,922
60	Federal Realty Investment Trust (REIT)	5,668
209	Federated Investors, Inc., Class B	3,570
214	Fidelity National Financial, Inc., Class A	3,893
873	Fifth Third Bancorp	11,358
243	First Horizon National Corp.	2,121
312	First Niagara Financial Group, Inc.	2,986
69	First Republic Bank/CA*	2,069
188	FirstMerit Corp.	2,950
183	Forest City Enterprises, Inc., Class A*	2,403
144	Franklin Resources, Inc.	15,278

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
295	Fulton Financial Corp.	$2,741
355	General Growth Properties, Inc. (REIT)	5,602
492	Genworth Financial, Inc., Class A*	3,793
387	Goldman Sachs Group, Inc./The	43,139
86	Hancock Holding Co.	2,855
60	Hanover Insurance Group, Inc./The	2,182
462	Hartford Financial Services Group, Inc.	8,094
61	Hatteras Financial Corp. (REIT)	1,693
138	HCC Insurance Holdings, Inc.	3,831
374	HCP, Inc. (REIT)	15,719
177	Health Care REIT, Inc. (REIT)	10,126
94	Highwoods Properties, Inc. (REIT)	3,110
55	Home Properties, Inc. (REIT)	3,277
138	Hospitality Properties Trust (REIT)	3,344
673	Host Hotels & Resorts, Inc. (REIT)	11,051
533	Hudson City Bancorp, Inc.	3,587
909	Huntington Bancshares, Inc./OH	5,190
57	Iberiabank Corp.	2,980
67	IntercontinentalExchange, Inc.*	7,670
441	Invesco Ltd.	9,953
111	Invesco Mortgage Capital, Inc. (REIT)	1,740
164	Jefferies Group, Inc.	2,494
48	Jones Lang LaSalle, Inc.	3,780
3,448	JPMorgan Chase & Co.	128,610
958	KeyCorp	7,444
67	Kilroy Realty Corp. (REIT)	2,789
410	Kimco Realty Corp. (REIT)	7,482
93	LaSalle Hotel Properties (REIT)	2,516
160	Legg Mason, Inc.	4,075
234	Leucadia National Corp.	6,496
124	Liberty Property Trust (REIT)	4,128
301	Lincoln National Corp.	6,484
347	Loews Corp.	12,947
125	M&T Bank Corp.	9,967
131	Macerich Co./The (REIT)	7,113
111	Mack-Cali Realty Corp. (REIT)	3,192
12	Markel Corp.*	4,837
518	Marsh & McLennan Cos., Inc.	16,364
152	MBIA, Inc.*	1,873
790	MetLife, Inc.	27,911
310	MFA Financial, Inc. (REIT)	2,275
54	Mid-America Apartment Communities, Inc. (REIT)	3,452
176	Moody's Corp.	6,552
1,250	Morgan Stanley	23,312
122	MSCI, Inc., Class A*	3,975
133	NASDAQ OMX Group, Inc./The*	3,296
112	National Retail Properties, Inc. (REIT)	3,025
459	New York Community Bancorp, Inc.	5,825
221	Northern Trust Corp.	9,107
236	NYSE Euronext	6,268
143	Ocwen Financial Corp.*	2,058
242	Old Republic International Corp.	2,391
79	Omega Healthcare Investors, Inc. (REIT)	1,646
67	PartnerRe Ltd.	4,383
358	People's United Financial, Inc.	4,414
164	Piedmont Office Realty Trust, Inc., Class A (REIT)	3,037
177	Plum Creek Timber Co., Inc. (REIT)	6,864
485	PNC Financial Services Group, Inc.	28,576
52	Post Properties, Inc. (REIT)	2,324
318	Principal Financial Group, Inc.	8,685
35	ProAssurance Corp.	2,857
605	Progressive Corp./The	12,269
420	ProLogis, Inc. (REIT)	13,318
85	Prosperity Bancshares, Inc.	3,528
108	Protective Life Corp.	2,701
461	Prudential Financial, Inc.	26,388
131	Public Storage (REIT)	18,191
115	Raymond James Financial, Inc.	4,025
125	Rayonier, Inc. (REIT)	5,716
122	Realty Income Corp. (REIT)	4,441
105	Regency Centers Corp. (REIT)	4,339
1,152	Regions Financial Corp.	6,013
109	Reinsurance Group of America, Inc.	5,939
41	RenaissanceRe Holdings Ltd.	2,997
—#	Rouse Properties, Inc. (REIT)*	4
197	SEI Investments Co.	3,619
157	Senior Housing Properties Trust (REIT)	3,561
59	Signature Bank/NY*	3,431
267	Simon Property Group, Inc. (REIT)	36,275
79	SL Green Realty Corp. (REIT)	5,809
503	SLM Corp.	7,520
67	StanCorp Financial Group, Inc.	2,590
91	Starwood Property Trust, Inc. (REIT)	1,793
465	State Street Corp.	18,219
68	Stifel Financial Corp.*	2,452
524	SunTrust Banks, Inc.	10,779
70	SVB Financial Group*	4,063
241	T. Rowe Price Group, Inc.	13,939
84	Tanger Factory Outlet Centers (REIT)	2,478
61	Taubman Centers, Inc. (REIT)	4,089
232	TCF Financial Corp.	2,329
264	TD Ameritrade Holding Corp.	4,253
141	Torchmark Corp.	6,439
58	Transatlantic Holdings, Inc.	3,216
371	Travelers Cos., Inc./The	21,629
1,746	U.S. Bancorp	49,272
228	UDR, Inc. (REIT)	5,933
174	Umpqua Holdings Corp.	2,118
337	Unum Group	7,694
64	Validus Holdings Ltd.	2,052
328	Valley National Bancorp	3,910
263	Ventas, Inc. (REIT)	15,336
171	Vornado Realty Trust (REIT)	13,830
117	W.R. Berkley Corp.	4,010
100	Waddell & Reed Financial, Inc., Class A	2,745
185	Washington Federal, Inc.	2,916
89	Washington Real Estate Investment Trust (REIT)	2,652
120	Webster Financial Corp.	2,544
146	Weingarten Realty Investors (REIT)	3,543
4,517	Wells Fargo & Co.	131,942
508	Weyerhaeuser Co. (REIT)	10,170
6	White Mountains Insurance Group Ltd.	2,707
316	XL Group plc	6,405
215	Zions Bancorp	3,621
		1,895,601
	Health Care - 11.6%
1,398	Abbott Laboratories	75,702
329	Aetna, Inc.	14,377
332	Agilent Technologies, Inc.*	14,100
101	Alere, Inc.*	2,439
166	Alexion Pharmaceuticals, Inc.*	12,742
65	Align Technology, Inc.*	1,531
99	Alkermes plc*	1,862
283	Allergan, Inc.	24,879
184	Allscripts Healthcare Solutions, Inc.*	3,518
47	AMERIGROUP Corp.*	3,196
260	AmerisourceBergen Corp.	10,132
788	Amgen, Inc.	53,513
136	Amylin Pharmaceuticals, Inc.*	1,935

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
160	Ariad Pharmaceuticals, Inc.*	$2,360
31	athenahealth, Inc.*	1,804
524	Baxter International, Inc.	29,071
197	Becton Dickinson and Co.	15,447
223	Biogen Idec, Inc.*	26,296
112	BioMarin Pharmaceutical, Inc.*	3,995
28	Bio-Rad Laboratories, Inc., Class A*	2,844
1,390	Boston Scientific Corp.*	8,284
1,553	Bristol-Myers Squibb Co.	50,069
115	Brookdale Senior Living, Inc.*	2,024
88	C.R. Bard, Inc.	8,142
311	Cardinal Health, Inc.	13,382
206	CareFusion Corp.*	4,934
37	Catalyst Health Solutions, Inc.*	2,026
414	Celgene Corp.*	30,094
47	Centene Corp.*	2,124
57	Cepheid, Inc.*	2,511
144	Cerner Corp.*	8,768
269	Cigna Corp.	12,059
87	Community Health Systems, Inc.*	1,627
48	Cooper Cos., Inc./The	3,463
61	Covance, Inc.*	2,672
141	Coventry Health Care, Inc.*	4,240
455	Covidien plc	23,432
56	Cubist Pharmaceuticals, Inc.*	2,286
79	DaVita, Inc.*	6,463
155	DENTSPLY International, Inc.	5,850
112	Edwards Lifesciences Corp.*	9,259
877	Eli Lilly & Co.	34,852
117	Endo Pharmaceuticals Holdings, Inc.*	4,349
402	Express Scripts, Inc.*	20,566
238	Forest Laboratories, Inc.*	7,564
43	Gen-Probe, Inc.*	2,878
683	Gilead Sciences, Inc.*	33,358
32	Haemonetics Corp.*	2,079
149	HCA Holdings, Inc.*	3,642
333	Health Management Associates, Inc., Class A*	2,135
87	Health Net, Inc.*	3,283
121	HealthSouth Corp.*	2,334
97	Henry Schein, Inc.*	6,876
59	Hill-Rom Holdings, Inc.	1,948
68	HMS Holdings Corp.*	2,245
224	Hologic, Inc.*	4,567
197	Hospira, Inc.*	6,789
150	Humana, Inc.	13,353
52	IDEXX Laboratories, Inc.*	4,399
132	Illumina, Inc.*	6,832
119	Incyte Corp. Ltd.*	2,106
36	Intuitive Surgical, Inc.*	16,557
2,470	Johnson & Johnson	162,798
92	Laboratory Corp of America Holdings*	8,408
175	Life Technologies Corp.*	8,475
48	LifePoint Hospitals, Inc.*	1,929
79	Lincare Holdings, Inc.	2,029
226	McKesson Corp.	18,469
345	Medco Health Solutions, Inc.*	21,397
63	Medicis Pharmaceutical Corp., Class A	2,085
49	Mednax, Inc.*	3,490
956	Medtronic, Inc.	36,873
2,767	Merck & Co., Inc.	105,865
31	Mettler-Toledo International, Inc.*	5,440
416	Mylan, Inc.*	8,632
88	Myriad Genetics, Inc.*	2,082
95	Omnicare, Inc.	3,119
56	Onyx Pharmaceuticals, Inc.*	2,293
117	Owens & Minor, Inc.	3,558
94	Patterson Cos., Inc.	3,028
153	PerkinElmer, Inc.	3,669
76	Perrigo Co.	7,266
6,949	Pfizer, Inc.	148,709
134	Quest Diagnostics, Inc.	7,783
50	Questcor Pharmaceuticals, Inc.*	1,771
66	Regeneron Pharmaceuticals, Inc.*	5,997
149	ResMed, Inc.*	4,325
48	Salix Pharmaceuticals Ltd.*	2,314
115	Seattle Genetics, Inc.*	2,177
68	Sirona Dental Systems, Inc.*	3,288
298	St. Jude Medical, Inc.	12,430
75	STERIS Corp.	2,256
271	Stryker Corp.	15,022
49	Techne Corp.	3,344
43	Teleflex, Inc.	2,631
400	Tenet Healthcare Corp.*	2,116
72	Theravance, Inc.*	1,277
368	Thermo Fisher Scientific, Inc.*	19,467
59	Thoratec Corp.*	1,735
45	United Therapeutics Corp.*	2,213
970	UnitedHealth Group, Inc.	50,236
81	Universal Health Services, Inc., Class B	3,344
117	Varian Medical Systems, Inc.*	7,707
100	VCA Antech, Inc.*	2,238
202	Vertex Pharmaceuticals, Inc.*	7,464
67	Viropharma, Inc.*	1,996
171	Warner Chilcott plc, Class A*	2,885
96	Waters Corp.*	8,311
119	Watson Pharmaceuticals, Inc.*	6,977
41	WellCare Health Plans, Inc.*	2,450
317	WellPoint, Inc.	20,389
178	Zimmer Holdings, Inc.*	10,813
		1,462,734
	Industrials - 11.6%
593	3M Co.	51,419
44	Acacia Research - Acacia Technologies*	1,811
92	Actuant Corp., Class A	2,332
51	Acuity Brands, Inc.	2,970
148	AECOM Technology Corp.*	3,388
92	AGCO Corp.*	4,686
35	Alaska Air Group, Inc.*	2,664
47	Alexander & Baldwin, Inc.	2,223
42	Alliant Techsystems, Inc.	2,495
169	AMETEK, Inc.	7,943
45	AO Smith Corp.	1,912
117	Avery Dennison Corp.	3,176
108	Babcock & Wilcox Co./The*	2,684
93	BE Aerospace, Inc.*	3,925
78	Belden, Inc.	3,058
601	Boeing Co./The	44,582
61	Brady Corp., Class A	1,975
67	Carlisle Cos., Inc.	3,198
542	Caterpillar, Inc.	59,143
177	CH Robinson Worldwide, Inc.	12,185
30	Chart Industries, Inc.*	1,673
112	Cintas Corp.	4,150
67	CLARCOR, Inc.	3,444
53	Clean Harbors, Inc.*	3,363
69	Con-way, Inc.	2,190
152	Cooper Industries plc	8,986
73	Copart, Inc.*	3,434
96	Corrections Corp. of America*	2,259
25	CoStar Group, Inc.*	1,417
124	Covanta Holding Corp.	1,772

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
78	Crane Co.	$3,744
986	CSX Corp.	22,234
164	Cummins, Inc.	17,056
72	Curtiss-Wright Corp.	2,690
533	Danaher Corp.	27,988
385	Deere & Co.	33,168
758	Delta Air Lines, Inc.*	7,997
28	Dollar Thrifty Automotive Group, Inc.*	2,062
65	Donaldson Co., Inc.	4,699
201	Dover Corp.	12,745
43	Dun & Bradstreet Corp./The	3,561
338	Eaton Corp.	16,572
102	EMCOR Group, Inc.	2,941
697	Emerson Electric Co.	35,812
131	Equifax, Inc.	5,105
33	Esterline Technologies Corp.*	2,018
215	Expeditors International of Washington, Inc.	9,600
276	Fastenal Co.	12,884
277	FedEx Corp.	25,343
53	Flowserve Corp.	5,839
167	Fluor Corp.	9,392
42	FTI Consulting, Inc.*	1,798
52	Gardner Denver, Inc.	3,879
53	GATX Corp.	2,276
279	General Dynamics Corp.	19,296
9,570	General Electric Co.	179,055
78	Genesee & Wyoming, Inc., Class A*	4,844
108	Goodrich Corp.	13,473
75	Graco, Inc.	3,448
150	GrafTech International Ltd.*	2,463
121	Harsco Corp.	2,690
254	Hertz Global Holdings, Inc.*	3,454
102	Hexcel Corp.*	2,557
666	Honeywell International, Inc.	38,655
57	Hubbell, Inc., Class B	4,102
123	IDEX Corp.	4,984
37	IHS, Inc., Class A*	3,311
404	Illinois Tool Works, Inc.	21,424
301	Ingersoll-Rand plc	10,517
155	Iron Mountain, Inc.	4,777
125	ITT Corp.	2,717
112	J.B. Hunt Transport Services, Inc.	5,720
132	Jacobs Engineering Group, Inc.*	5,908
101	Joy Global, Inc.	9,160
104	Kansas City Southern*	7,138
164	KBR, Inc.	5,271
103	Kennametal, Inc.	4,440
56	Kirby Corp.*	3,739
110	L-3 Communications Holdings, Inc.	7,781
54	Landstar System, Inc.	2,762
61	Lennox International, Inc.	2,208
95	Lincoln Electric Holdings, Inc.	4,080
231	Lockheed Martin Corp.	19,016
94	Manpower, Inc.	3,770
342	Masco Corp.	4,128
24	Middleby Corp.*	2,308
67	Moog, Inc., Class A*	2,855
50	MSC Industrial Direct Co., Inc., Class A	3,801
51	Mueller Industries, Inc.	2,255
79	Navistar International Corp.*	3,420
63	Nielsen Holdings NV*	1,826
71	Nordson Corp.	3,219
310	Norfolk Southern Corp.	22,382
231	Northrop Grumman Corp.	13,409
64	Old Dominion Freight Line, Inc.*	2,728
99	Oshkosh Corp.*	2,404
109	Owens Corning*	3,679
340	PACCAR, Inc.	15,028
116	Pall Corp.	6,923
144	Parker Hannifin Corp.	11,618
137	Pentair, Inc.	5,044
212	Pitney Bowes, Inc.	4,022
42	Polypore International, Inc.*	1,599
134	Precision Castparts Corp.	21,933
222	Quanta Services, Inc.*	4,795
196	R.R. Donnelley & Sons Co.	2,227
318	Raytheon Co.	15,261
56	Regal-Beloit Corp.	3,179
311	Republic Services, Inc.	9,106
43	Robbins & Myers, Inc.	2,088
147	Robert Half International, Inc.	4,070
145	Rockwell Automation, Inc.	11,291
155	Rockwell Collins, Inc.	8,973
94	Rollins, Inc.	2,011
97	Roper Industries, Inc.	9,059
51	Ryder System, Inc.	2,870
67	Shaw Group, Inc./The*	1,818
91	Snap-on, Inc.	5,142
743	Southwest Airlines Co.	7,118
120	Spirit AeroSystems Holdings, Inc., Class A*	2,729
56	SPX Corp.	3,899
169	Stanley Black & Decker, Inc.	11,860
88	Stericycle, Inc.*	7,394
50	Teledyne Technologies, Inc.*	2,838
147	Terex Corp.*	2,911
256	Textron, Inc.	6,523
67	Thomas & Betts Corp.*	4,783
99	Timken Co.	4,834
36	Toro Co./The	2,282
49	Towers Watson & Co., Class A	2,930
43	TransDigm Group, Inc.*	4,495
87	Trinity Industries, Inc.	2,737
45	Triumph Group, Inc.	2,816
426	Tyco International Ltd.	21,705
441	Union Pacific Corp.	50,411
299	United Continental Holdings, Inc.*	6,907
694	United Parcel Service, Inc., Class B	52,501
57	United Rentals, Inc.*	2,180
725	United Technologies Corp.	56,804
120	URS Corp.*	4,938
30	Valmont Industries, Inc.	3,147
126	Verisk Analytics, Inc., Class A*	5,049
53	W.W. Grainger, Inc.	10,109
72	WABCO Holdings, Inc.*	3,733
49	Wabtec Corp.	3,371
133	Waste Connections, Inc.	4,297
395	Waste Management, Inc.	13,730
42	Watsco, Inc.	2,897
41	WESCO International, Inc.*	2,578
71	Woodward, Inc.	2,981
		1,458,578
	Information Technology - 18.9%
599	Accenture plc, Class A	34,347
57	Acme Packet, Inc.*	1,666
436	Activision Blizzard, Inc.	5,380
458	Adobe Systems, Inc.*	14,175
71	ADTRAN, Inc.	2,459
521	Advanced Micro Devices, Inc.*	3,496
164	Akamai Technologies, Inc.*	5,289
47	Alliance Data Systems Corp.*	5,208
300	Altera Corp.	11,937

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
197	Amdocs Ltd.*	$5,800
175	Amphenol Corp., Class A	9,525
283	Analog Devices, Inc.	11,074
41	Anixter International, Inc.*	2,686
85	ANSYS, Inc.*	5,142
95	AOL, Inc.*	1,540
837	Apple, Inc.*	382,074
1,224	Applied Materials, Inc.	15,031
99	Ariba, Inc.*	2,703
114	Arrow Electronics, Inc.*	4,707
98	Aruba Networks, Inc.*	2,174
104	Aspen Technology, Inc.*	1,873
438	Atmel Corp.*	4,253
227	Autodesk, Inc.*	8,172
457	Automatic Data Processing, Inc.	25,034
146	Avnet, Inc.*	5,091
162	BMC Software, Inc.*	5,871
440	Broadcom Corp., Class A*	15,110
127	Broadridge Financial Solutions, Inc.	3,044
449	Brocade Communications Systems, Inc.*	2,519
354	CA, Inc.	9,126
41	CACI International, Inc., Class A*	2,406
303	Cadence Design Systems, Inc.*	3,200
4,855	Cisco Systems, Inc.	95,304
176	Citrix Systems, Inc.*	11,477
285	Cognizant Technology Solutions Corp., Class A*	20,449
39	CommVault Systems, Inc.*	1,833
158	Computer Sciences Corp.	4,081
220	Compuware Corp.*	1,725
54	Concur Technologies, Inc.*	2,827
1,469	Corning, Inc.	18,906
105	Cree, Inc.*	2,670
142	Cypress Semiconductor Corp.*	2,442
1,478	Dell, Inc.*	25,466
66	Diebold, Inc.	2,092
54	Dolby Laboratories, Inc., Class A*	1,964
35	DST Systems, Inc.	1,708
1,002	eBay, Inc.*	31,663
310	Electronic Arts, Inc.*	5,757
1,882	EMC Corp.*	48,480
45	Equinix, Inc.*	5,398
76	F5 Networks, Inc.*	9,100
42	Factset Research Systems, Inc.	3,709
153	Fairchild Semiconductor International, Inc.*	2,139
35	FEI Co.*	1,542
243	Fidelity National Information Services, Inc.	6,940
57	First Solar, Inc.*	2,410
134	Fiserv, Inc.*	8,427
151	FLIR Systems, Inc.	3,888
113	Fortinet, Inc.*	2,578
96	Gartner, Inc.*	3,639
140	Genpact Ltd.*	2,048
96	Global Payments, Inc.	4,802
230	Google, Inc., Class A*	133,425
119	Harris Corp.	4,879
1,784	Hewlett-Packard Co.	49,916
59	IAC/InterActiveCorp	2,541
102	Informatica Corp.*	4,315
190	Ingram Micro, Inc., Class A*	3,606
4,573	Intel Corp.	120,819
42	InterDigital, Inc.	1,567
1,066	International Business Machines Corp.	205,312
256	Intuit, Inc.	14,449
187	Jabil Circuit, Inc.	4,237
93	Jack Henry & Associates, Inc.	3,181
220	JDS Uniphase Corp.*	2,792
499	Juniper Networks, Inc.*	10,444
157	KLA-Tencor Corp.	8,027
118	Lam Research Corp.*	5,026
70	Lexmark International, Inc., Class A	2,443
212	Linear Technology Corp.	7,064
599	LSI Corp.*	4,534
475	Marvell Technology Group Ltd.*	7,377
97	Mastercard, Inc., Class A	34,490
277	Maxim Integrated Products, Inc.	7,435
176	Microchip Technology, Inc.	6,496
761	Micron Technology, Inc.*	5,776
93	MICROS Systems, Inc.*	4,623
96	Microsemi Corp.*	1,899
6,764	Microsoft Corp.	199,741
59	MKS Instruments, Inc.	1,779
77	Molex, Inc.	2,036
97	Molex, Inc., Class A	2,123
259	Motorola Solutions, Inc.	12,020
120	National Instruments Corp.	3,229
165	NCR Corp.*	3,090
336	NetApp, Inc.*	12,681
67	Netlogic Microsystems, Inc.*	3,337
67	NeuStar, Inc., Class A*	2,446
69	Novellus Systems, Inc.*	3,253
218	Nuance Communications, Inc.*	6,217
539	NVIDIA Corp.*	7,961
437	ON Semiconductor Corp.*	3,802
3,523	Oracle Corp.	99,349
178	Parametric Technology Corp.*	4,480
294	Paychex, Inc.	9,261
71	Plantronics, Inc.	2,644
175	Polycom, Inc.*	3,491
70	QLIK Technologies, Inc.*	1,974
116	QLogic Corp.*	2,009
1,520	QUALCOMM, Inc.	89,406
102	Rackspace Hosting, Inc.*	4,428
180	Red Hat, Inc.*	8,347
272	RF Micro Devices, Inc.*	1,357
153	Riverbed Technology, Inc.*	3,663
120	Rovi Corp.*	3,851
316	SAIC, Inc.*	4,064
112	Salesforce.com, Inc.*	13,082
214	SanDisk Corp.*	9,818
388	Seagate Technology plc	8,202
77	Semtech Corp.*	2,194
53	Silicon Laboratories, Inc.*	2,324
163	Skyworks Solutions, Inc.*	3,518
54	SolarWinds, Inc.*	1,707
82	Solera Holdings, Inc.	3,917
79	SuccessFactors, Inc.*	3,144
688	Symantec Corp.*	11,827
145	Synopsys, Inc.*	4,231
57	Taleo Corp., Class A*	2,053
417	TE Connectivity Ltd.	14,220
51	Tech Data Corp.*	2,648
158	Teradata Corp.*	8,462
189	Teradyne, Inc.*	3,090
1,039	Texas Instruments, Inc.	33,643
177	TIBCO Software, Inc.*	4,614
192	Total System Services, Inc.	4,116
116	Trimble Navigation Ltd.*	5,432
29	Ultimate Software Group, Inc.*	1,934
103	VeriFone Systems, Inc.*	4,398
146	VeriSign, Inc.	5,411
45	Viasat, Inc.*	2,139
476	Visa, Inc., Class A	47,905

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares			Value
		Common Stocks (continued)
79		VMware, Inc., Class A*	$7,210
53		WebMD Health Corp.*	1,486
221		Western Digital Corp.*	8,033
567		Western Union Co./The	10,830
57		Wright Express Corp.*	3,119
1,299		Xerox Corp.	10,067
251		Xilinx, Inc.	8,998
1,063		Yahoo!, Inc.*	16,445
68		Zebra Technologies Corp., Class A*	2,574
			2,379,079
		Materials - 4.2%
188		Air Products & Chemicals, Inc.	16,550
61		Airgas, Inc.	4,815
87		Albemarle Corp.	5,595
1,090		Alcoa, Inc.	11,074
104		Allegheny Technologies, Inc.	4,721
81		Allied Nevada Gold Corp.*	2,910
85		Aptargroup, Inc.	4,456
71		Ashland, Inc.	4,477
145		Ball Corp.	5,693
111		Bemis Co., Inc.	3,472
76		Cabot Corp.	2,751
49		Carpenter Technology Corp.	2,571
157		Celanese Corp.	7,647
66		CF Industries Holdings, Inc.	11,707
147		Cliffs Natural Resources, Inc.	10,621
83		Coeur d'Alene Mines Corp.*	2,296
128		Commercial Metals Co.	1,836
29		Compass Minerals International, Inc.	2,119
146		Crown Holdings, Inc.*	5,266
52		Cytec Industries, Inc.	2,593
34		Domtar Corp.	2,937
1,073		Dow Chemical Co./The	35,956
873		E.I. du Pont de Nemours & Co.	44,427
122		Eastman Chemical Co.	6,139
249		Ecolab, Inc.	15,050
73		FMC Corp.	6,766
864		Freeport-McMoRan Copper & Gold, Inc.	39,925
323		Hecla Mining Co.	1,699
247		Huntsman Corp.	3,144
113		International Flavors & Fragrances, Inc.	6,307
370		International Paper Co.	11,522
41		Martin Marietta Materials, Inc.	3,383
166		MeadWestvaco Corp.	4,887
56		Molycorp, Inc.*	1,735
486		Monsanto Co.	39,876
289		Mosaic Co./The	16,175
10		NewMarket Corp.	2,162
433		Newmont Mining Corp.	26,621
272		Nucor Corp.	12,101
151		Owens-Illinois, Inc.*	3,632
114		Packaging Corp. of America	3,208
154		PPG Industries, Inc.	13,795
290		Praxair, Inc.	30,798
88		Reliance Steel & Aluminum Co.	4,682
68		Rock-Tenn Co., Class A	4,206
77		Rockwood Holdings, Inc.*	3,888
49		Royal Gold, Inc.	3,731
182		RPM International, Inc.	4,555
57		Scotts Miracle-Gro Co./The, Class A	2,700
196		Sealed Air Corp.	3,906
69		Sensient Technologies Corp.	2,734
92		Sherwin-Williams Co./The	8,973
113		Sigma-Aldrich Corp.	7,688
44		Silgan Holdings, Inc.	1,829
143		Solutia, Inc.*	3,932
105		Sonoco Products Co.	3,286
249		Steel Dynamics, Inc.	3,972
—	#	SunCoke Energy, Inc.*	4
96		Temple-Inland, Inc.	3,061
146		United States Steel Corp.	4,408
107		Valspar Corp.	4,627
114		Vulcan Materials Co.	5,000
57		W.R. Grace & Co.*	3,052
63		Walter Energy, Inc.	4,355
			530,004
		Telecommunication Services - 2.5%
24		AboveNet, Inc.*	1,595
5,363		AT&T, Inc.	157,726
545		CenturyLink, Inc.	20,182
219		Crown Castle International Corp.*	10,617
1,029		Frontier Communications Corp.	4,404
153		Level 3 Communications, Inc.*	2,838
286		MetroPCS Communications, Inc.*	2,528
181		NII Holdings, Inc.*	3,640
106		SBA Communications Corp., Class A*	4,846
2,702		Sprint Nextel Corp.*	5,728
149		tw telecom, inc.*	3,003
2,558		Verizon Communications, Inc.	96,334
512		Windstream Corp.	6,180
			319,621
		Utilities - 3.8%
682		AES Corp./The*	8,702
126		AGL Resources, Inc.	5,230
108		Alliant Energy Corp.	4,578
170		Ameren Corp.	5,379
434		American Electric Power Co., Inc.	17,169
158		American Water Works Co., Inc.	5,329
177		Aqua America, Inc.	3,905
132		Atmos Energy Corp.	4,278
133		Avista Corp.	3,370
345		Calpine Corp.*	5,037
374		CenterPoint Energy, Inc.	6,908
82		Cleco Corp.	3,260
213		CMS Energy Corp.	4,650
249		Consolidated Edison, Inc.	14,681
158		Constellation Energy Group, Inc.	5,756
499		Dominion Resources, Inc.	24,970
158		DTE Energy Co.	8,407
1,127		Duke Energy Corp.	24,016
251		Edison International	10,301
44		El Paso Electric Co.	1,531
152		Entergy Corp.	10,546
587		Exelon Corp.	23,351
371		FirstEnergy Corp.	15,664
774		GenOn Energy, Inc.*	1,649
138		Great Plains Energy, Inc.	2,846
98		Hawaiian Electric Industries, Inc.	2,543
51		IDACORP, Inc.	2,150
93		Integrys Energy Group, Inc.	4,828
59		ITC Holdings Corp.	4,349
191		MDU Resources Group, Inc.	4,084
81		National Fuel Gas Co.	4,073
65		New Jersey Resources Corp.	3,102
387		NextEra Energy, Inc.	23,162
287		NiSource, Inc.	6,523
150		Northeast Utilities	5,212
224		NRG Energy, Inc.*	3,781
89		NSTAR	3,999
252		NV Energy, Inc.	4,082

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
105	OGE Energy Corp.	$5,550
94	ONEOK, Inc.	7,817
226	Pepco Holdings, Inc.	4,443
361	PG&E Corp.	14,678
77	Piedmont Natural Gas Co., Inc.	2,535
99	Pinnacle West Capital Corp.	4,679
71	Portland General Electric Co.	1,771
505	PPL Corp.	14,034
246	Progress Energy, Inc.	13,365
457	Public Service Enterprise Group, Inc.	13,865
170	Questar Corp.	3,278
106	SCANA Corp.	4,752
199	Sempra Energy	11,323
70	South Jersey Industries, Inc.	3,842
762	Southern Co./The	34,717
89	Southwest Gas Corp.	3,720
261	TECO Energy, Inc.	4,711
150	UGI Corp.	4,036
64	UIL Holdings Corp.	2,213
83	Vectren Corp.	2,373
112	Westar Energy, Inc.	3,185
69	WGL Holdings, Inc.	2,943
201	Wisconsin Energy Corp.	6,834
423	Xcel Energy, Inc.	11,252
		475,317
	Total Common Stocks
	(Cost $11,817,259)	12,610,855
	Total Investment Securities
	(Cost $11,817,259) — 100.0%	12,610,855
	Other assets less liabilities — 0.0%†	90
	Net Assets — 100.0%	$12,610,945

*	Non-income producing security.
#	Amount represents less than one share.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,003,507
Aggregate gross unrealized depreciation	(261,561)
Net unrealized appreciation	$741,946
Federal income tax cost of investments	$11,868,909

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Large Cap Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 10.3%
174	Amazon.com, Inc.*	$33,833
15	AutoZone, Inc.*	5,218
121	Bed Bath & Beyond, Inc.*	7,345
198	Carnival Corp.	5,980
309	CBS Corp., Class B	8,800
143	Coach, Inc.	10,017
1,032	Comcast Corp., Class A	27,441
321	Comcast Corp., Special, Class A	8,182
365	DIRECTV, Class A*	16,429
61	Dollar General Corp.*	2,599
1,841	Ford Motor Co.	22,865
285	General Motors Co.*	6,846
762	Home Depot, Inc./The	33,825
336	Johnson Controls, Inc.	10,675
126	Kohl's Corp.	5,795
195	Las Vegas Sands Corp.*	9,576
623	Lowe's Cos., Inc.	16,715
126	Ltd. Brands, Inc.	5,274
210	Macy's, Inc.	7,075
145	Marriott International, Inc., Class A	4,995
510	McDonald's Corp.	50,515
145	McGraw-Hill Cos., Inc./The	6,670
897	News Corp., Class A	16,891
214	News Corp., Class B	4,167
186	NIKE, Inc., Class B	19,342
136	Omnicom Group, Inc.	6,203
25	priceline.com, Inc.*	13,237
30	Ralph Lauren Corp.	4,560
367	Starbucks Corp.	17,590
302	Target Corp.	15,345
158	Time Warner Cable, Inc.	11,648
495	Time Warner, Inc.	18,345
186	TJX Cos., Inc.	12,674
43	VF Corp.	5,654
5	Viacom, Inc., Class A	264
259	Viacom, Inc., Class B	12,183
851	Walt Disney Co./The	33,104
44	Wynn Resorts Ltd.	5,070
231	Yum! Brands, Inc.	14,629
		517,576
	Consumer Staples - 11.2%
1,028	Altria Group, Inc.	29,195
301	Archer-Daniels-Midland Co.	8,618
1,031	Coca-Cola Co./The	69,623
221	Colgate-Palmolive Co.	20,049
214	Costco Wholesale Corp.	17,606
665	CVS Caremark Corp.	27,764
117	Estee Lauder Cos., Inc./The, Class A	6,778
299	General Mills, Inc.	11,909
159	H.J. Heinz Co.	8,244
77	Hershey Co./The	4,703
122	Kellogg Co.	6,042
194	Kimberly-Clark Corp.	13,883
809	Kraft Foods, Inc., Class A	30,985
274	Kroger Co./The	6,510
67	Lorillard, Inc.	7,195
101	Mead Johnson Nutrition Co.	7,483
773	PepsiCo, Inc.	50,763
867	Philip Morris International, Inc.	64,826
1,357	Procter & Gamble Co./The	85,545
167	Reynolds American, Inc.	6,551
291	Sysco Corp.	8,762
434	Walgreen Co.	14,478
875	Wal-Mart Stores, Inc.	53,690
77	Whole Foods Market, Inc.	5,700
		566,902
	Energy - 12.7%
246	Anadarko Petroleum Corp.	19,857
189	Apache Corp.	18,688
215	Baker Hughes, Inc.	10,563
120	Cameron International Corp.*	6,384
325	Chesapeake Energy Corp.	6,867
990	Chevron Corp.	102,049
610	ConocoPhillips	41,608
194	Devon Energy Corp.	12,379
378	El Paso Corp.	10,157
133	EOG Resources, Inc.	14,117
2,369	Exxon Mobil Corp.	198,380
454	Halliburton Co.	16,698
151	Hess Corp.	8,501
55	Kinder Morgan, Inc.	1,786
351	Marathon Oil Corp.	11,018
175	Marathon Petroleum Corp.	6,689
209	National Oilwell Varco, Inc.	15,462
87	Noble Energy, Inc.	8,758
400	Occidental Petroleum Corp.	39,908
134	Peabody Energy Corp.	4,568
667	Schlumberger Ltd.	50,138
171	Southwestern Energy Co.*	5,325
320	Spectra Energy Corp.	10,077
158	Transocean Ltd.	7,474
281	Valero Energy Corp.	6,741
289	Williams Cos., Inc./The	8,329
		642,521
	Financials - 13.4%
167	ACE Ltd.	11,623
233	Aflac, Inc.	11,238
235	Allstate Corp./The	6,780
509	American Express Co.	25,521
215	American International Group, Inc.*	5,399
194	American Tower Corp. (REIT)	12,321
112	Ameriprise Financial, Inc.	5,998
478	Annaly Capital Management, Inc. (REIT)	8,050
161	Aon Corp.	7,797
46	AvalonBay Communities, Inc. (REIT)	6,257
4,984	Bank of America Corp.	35,536
612	Bank of New York Mellon Corp./The	12,320
342	BB&T Corp.	9,299
476	Berkshire Hathaway, Inc., Class B*	37,304
50	BlackRock, Inc.	9,100
72	Boston Properties, Inc. (REIT)	7,492
226	Capital One Financial Corp.	10,340
508	Charles Schwab Corp./The	5,918
137	Chubb Corp./The	9,235
1,431	Citigroup, Inc.	43,960
32	CME Group, Inc.	7,664
269	Discover Financial Services	7,311
146	Equity Residential (REIT)	8,694
74	Franklin Resources, Inc.	7,851
190	General Growth Properties, Inc. (REIT)	2,998
211	Goldman Sachs Group, Inc./The	23,520
201	HCP, Inc. (REIT)	8,448
1,877	JPMorgan Chase & Co.	70,012
170	Loews Corp.	6,343
268	Marsh & McLennan Cos., Inc.	8,466
407	MetLife, Inc.	14,379
656	Morgan Stanley	12,234
260	PNC Financial Services Group, Inc.	15,319
296	Progressive Corp./The	6,003

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Large Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
227	ProLogis, Inc. (REIT)	$7,198
239	Prudential Financial, Inc.	13,680
70	Public Storage (REIT)	9,720
—#	Rouse Properties, Inc. (REIT)*	2
145	Simon Property Group, Inc. (REIT)	19,700
243	State Street Corp.	9,521
125	T. Rowe Price Group, Inc.	7,230
204	Travelers Cos., Inc./The	11,893
944	U.S. Bancorp	26,640
142	Ventas, Inc. (REIT)	8,280
91	Vornado Realty Trust (REIT)	7,360
2,461	Wells Fargo & Co.	71,886
		673,840
	Health Care - 12.2%
769	Abbott Laboratories	41,641
179	Aetna, Inc.	7,822
171	Agilent Technologies, Inc.*	7,262
91	Alexion Pharmaceuticals, Inc.*	6,985
152	Allergan, Inc.	13,362
433	Amgen, Inc.	29,405
284	Baxter International, Inc.	15,756
102	Becton Dickinson and Co.	7,998
120	Biogen Idec, Inc.*	14,150
849	Bristol-Myers Squibb Co.	27,372
170	Cardinal Health, Inc.	7,315
227	Celgene Corp.*	16,501
141	Cigna Corp.	6,321
244	Covidien plc	12,566
485	Eli Lilly & Co.	19,274
224	Express Scripts, Inc.*	11,460
371	Gilead Sciences, Inc.*	18,120
82	HCA Holdings, Inc.*	2,004
81	Humana, Inc.	7,211
19	Intuitive Surgical, Inc.*	8,738
1,351	Johnson & Johnson	89,045
122	McKesson Corp.	9,970
191	Medco Health Solutions, Inc.*	11,846
524	Medtronic, Inc.	20,211
1,518	Merck & Co., Inc.	58,079
3,799	Pfizer, Inc.	81,299
161	St. Jude Medical, Inc.	6,715
145	Stryker Corp.	8,037
189	Thermo Fisher Scientific, Inc.*	9,998
532	UnitedHealth Group, Inc.	27,552
172	WellPoint, Inc.	11,063
		615,078
	Industrials - 10.0%
318	3M Co.	27,574
327	Boeing Co./The	24,257
289	Caterpillar, Inc.	31,536
81	CH Robinson Worldwide, Inc.	5,576
518	CSX Corp.	11,681
86	Cummins, Inc.	8,944
281	Danaher Corp.	14,755
205	Deere & Co.	17,661
165	Eaton Corp.	8,090
368	Emerson Electric Co.	18,908
145	FedEx Corp.	13,266
147	General Dynamics Corp.	10,167
5,217	General Electric Co.	97,610
62	Goodrich Corp.	7,735
353	Honeywell International, Inc.	20,488
205	Illinois Tool Works, Inc.	10,871
127	Lockheed Martin Corp.	10,455
166	Norfolk Southern Corp.	11,985
120	Northrop Grumman Corp.	6,966
177	PACCAR, Inc.	7,823
75	Parker Hannifin Corp.	6,051
71	Precision Castparts Corp.	11,621
171	Raytheon Co.	8,206
232	Tyco International Ltd.	11,820
239	Union Pacific Corp.	27,320
364	United Parcel Service, Inc., Class B	27,537
391	United Technologies Corp.	30,635
29	W.W. Grainger, Inc.	5,531
198	Waste Management, Inc.	6,882
		501,951
	Information Technology - 20.6%
317	Accenture plc, Class A	18,177
209	Activision Blizzard, Inc.	2,579
244	Adobe Systems, Inc.*	7,552
160	Altera Corp.	6,366
458	Apple, Inc.*	209,068
652	Applied Materials, Inc.	8,007
243	Automatic Data Processing, Inc.	13,312
240	Broadcom Corp., Class A*	8,242
2,656	Cisco Systems, Inc.	52,137
93	Citrix Systems, Inc.*	6,065
150	Cognizant Technology Solutions Corp., Class A*	10,762
773	Corning, Inc.	9,949
793	Dell, Inc.*	13,663
547	eBay, Inc.*	17,285
1,008	EMC Corp.*	25,966
126	Google, Inc., Class A*	73,094
981	Hewlett-Packard Co.	27,448
2,516	Intel Corp.	66,473
582	International Business Machines Corp.	112,093
135	Intuit, Inc.	7,619
260	Juniper Networks, Inc.*	5,442
52	Mastercard, Inc., Class A	18,490
3,693	Microsoft Corp.	109,054
142	Motorola Solutions, Inc.	6,590
182	NetApp, Inc.*	6,869
1,922	Oracle Corp.	54,200
830	QUALCOMM, Inc.	48,821
60	Salesforce.com, Inc.*	7,008
118	SanDisk Corp.*	5,414
364	Symantec Corp.*	6,257
214	TE Connectivity Ltd.	7,297
565	Texas Instruments, Inc.	18,295
259	Visa, Inc., Class A	26,066
42	VMware, Inc., Class A*	3,833
305	Western Union Co./The	5,826
684	Xerox Corp.	5,301
584	Yahoo!, Inc.*	9,034
		1,039,654
	Materials - 3.4%
98	Air Products & Chemicals, Inc.	8,627
524	Alcoa, Inc.	5,324
35	CF Industries Holdings, Inc.	6,208
580	Dow Chemical Co./The	19,436
461	E.I. du Pont de Nemours & Co.	23,460
134	Ecolab, Inc.	8,099
465	Freeport-McMoRan Copper & Gold, Inc.	21,488
200	International Paper Co.	6,228
264	Monsanto Co.	21,661
151	Mosaic Co./The	8,451
239	Newmont Mining Corp.	14,694
141	Nucor Corp.	6,273
76	PPG Industries, Inc.	6,808

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Large Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
150	Praxair, Inc.	$15,930
		172,687
	Telecommunication Services - 3.1%
2,936	AT&T, Inc.	86,348
303	CenturyLink, Inc.	11,220
120	Crown Castle International Corp.*	5,818
1,396	Verizon Communications, Inc.	52,573
		155,959
	Utilities - 3.1%
238	American Electric Power Co., Inc.	9,415
144	Consolidated Edison, Inc.	8,490
281	Dominion Resources, Inc.	14,061
652	Duke Energy Corp.	13,894
148	Edison International	6,074
87	Entergy Corp.	6,036
326	Exelon Corp.	12,968
206	FirstEnergy Corp.	8,697
208	NextEra Energy, Inc.	12,449
199	PG&E Corp.	8,092
285	PPL Corp.	7,920
145	Progress Energy, Inc.	7,878
251	Public Service Enterprise Group, Inc.	7,615
110	Sempra Energy	6,259
424	Southern Co./The	19,318
239	Xcel Energy, Inc.	6,358
		155,524
	Total Common Stocks
	(Cost $4,957,925)	5,041,692
	Total Investment Securities
	(Cost $4,957,925) — 100.0%	5,041,692
	Liabilities in excess of other assets — (0.0%)†	(765)
	Net Assets — 100.0%	$5,040,927

*	Non-income producing security.
#	Amount represents less than one share.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$363,280
Aggregate gross unrealized depreciation	(285,392)
Net unrealized appreciation	$77,888
Federal income tax cost of investments	$4,963,804

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 16.3%
154	Abercrombie & Fitch Co., Class A	$7,075
129	Advance Auto Parts, Inc.	9,887
87	AMC Networks, Inc., Class A*	3,720
342	American Eagle Outfitters, Inc.	4,819
204	Apollo Group, Inc., Class A*	10,692
61	AutoNation, Inc.*	2,181
516	Best Buy Co., Inc.	12,358
115	Big Lots, Inc.*	4,541
192	BorgWarner, Inc.*	14,329
403	Cablevision Systems Corp., Class A	5,864
396	CarMax, Inc.*	12,050
66	Charter Communications, Inc., Class A*	3,804
54	Chipotle Mexican Grill, Inc.*	19,834
71	Clear Channel Outdoor Holdings, Inc., Class A*	859
484	D.R. Horton, Inc.	6,737
231	Darden Restaurants, Inc.	10,596
67	Deckers Outdoor Corp.*	5,417
102	DeVry, Inc.	3,852
167	Dick's Sporting Goods, Inc.	6,882
61	Dillard's, Inc., Class A	2,699
246	Discovery Communications, Inc., Class A*	10,548
204	Discovery Communications, Inc., Class C*	7,925
363	DISH Network Corp., Class A	10,135
213	Dollar Tree, Inc.*	18,065
76	Dunkin' Brands Group, Inc.*	2,101
47	Education Management Corp.*	1,200
175	Expedia, Inc.	5,665
194	Family Dollar Stores, Inc.	10,825
271	Foot Locker, Inc.	7,111
95	Fossil, Inc.*	9,030
243	GameStop Corp., Class A*	5,676
420	Gannett Co., Inc.	5,951
445	Gap, Inc./The	8,446
216	Garmin Ltd.	9,007
250	Gentex Corp.	6,717
272	Genuine Parts Co.	17,348
99	GNC Holdings, Inc., Class A*	2,723
427	Goodyear Tire & Rubber Co./The*	5,551
112	Guess?, Inc.	3,360
533	H&R Block, Inc.	8,720
168	Hanesbrands, Inc.*	4,133
414	Harley-Davidson, Inc.	18,295
123	Harman International Industries, Inc.	5,191
211	Hasbro, Inc.	7,366
70	Hyatt Hotels Corp., Class A*	2,983
524	International Game Technology	8,347
805	Interpublic Group of Cos., Inc./The	8,316
261	J.C. Penney Co., Inc.	10,845
161	Jarden Corp.	5,424
90	John Wiley & Sons, Inc., Class A	4,085
179	Lear Corp.	7,500
250	Leggett & Platt, Inc.	5,365
272	Lennar Corp., Class A	5,845
218	Liberty Global, Inc.*	9,627
249	Liberty Global, Inc., Class A*	11,424
1,002	Liberty Interactive Corp., Class A*	17,154
206	Liberty Media Corp. - Liberty Capital, Class A*	16,976
255	LKQ Corp.*	8,313
592	Mattel, Inc.	18,352
563	MGM Resorts International*	7,347
97	Mohawk Industries, Inc.*	5,933
45	Morningstar, Inc.	2,687
91	Netflix, Inc.*	10,938
512	Newell Rubbermaid, Inc.	9,457
289	Nordstrom, Inc.	14,271
9	NVR, Inc.*	6,239
224	O'Reilly Automotive, Inc.*	18,258
108	Pandora Media, Inc.*	1,425
49	Panera Bread Co., Class A*	7,264
119	Penn National Gaming, Inc.*	4,872
198	PetSmart, Inc.	10,538
114	Polaris Industries, Inc.	7,342
108	PVH Corp.	8,337
411	Ross Stores, Inc.	20,887
239	Royal Caribbean Cruises Ltd.	6,496
210	Sally Beauty Holdings, Inc.*	4,330
154	Scripps Networks Interactive, Inc., Class A	6,677
81	Sears Holdings Corp.*	3,414
6,873	Sirius XM Radio, Inc.*	14,365
118	Sotheby's	3,957
1,247	Staples, Inc.	18,244
341	Starwood Hotels & Resorts Worldwide, Inc.	18,496
115	Tempur-Pedic International, Inc.*	7,672
95	Tesla Motors, Inc.*	2,762
223	Tiffany & Co.	14,227
262	Toll Brothers, Inc.*	5,714
125	Tractor Supply Co.	10,096
182	TRW Automotive Holdings Corp.*	6,829
106	Tupperware Brands Corp.	6,661
86	Ulta Salon Cosmetics & Fragrance, Inc.*	6,555
69	Under Armour, Inc., Class A*	5,494
213	Urban Outfitters, Inc.*	5,645
90	Visteon Corp.*	4,320
9	Washington Post Co./The, Class B	3,408
53	Weight Watchers International, Inc.	4,035
133	Whirlpool Corp.	7,225
165	Williams-Sonoma, Inc.	5,917
269	Wyndham Worldwide Corp.	10,695
		798,870
	Consumer Staples - 6.5%
752	Avon Products, Inc.	13,363
269	Beam, Inc.	14,071
33	Brown-Forman Corp., Class A	2,623
155	Brown-Forman Corp., Class B	12,588
257	Bunge Ltd.	14,718
347	Campbell Soup Co.	11,000
250	Church & Dwight Co., Inc.	11,342
233	Clorox Co./The	15,998
547	Coca-Cola Enterprises, Inc.	14,654
725	ConAgra Foods, Inc.	19,336
327	Constellation Brands, Inc., Class A*	6,834
133	Corn Products International, Inc.	7,380
375	Dr. Pepper Snapple Group, Inc.	14,557
121	Energizer Holdings, Inc.*	9,332
240	Flowers Foods, Inc.	4,644
212	Green Mountain Coffee Roasters, Inc.*	11,308
203	Herbalife Ltd.	11,750
252	Hormel Foods Corp.	7,253
200	J.M. Smucker Co./The	15,756
209	McCormick & Co., Inc.	10,563
271	Molson Coors Brewing Co., Class B	11,623
133	Monster Beverage Corp.*	13,900
103	Nu Skin Enterprises, Inc., Class A	5,145
96	Ralcorp Holdings, Inc.*	8,395
594	Safeway, Inc.	13,056
1,022	Sara Lee Corp.	19,571
267	Smithfield Foods, Inc.*	5,962
537	Tyson Foods, Inc., Class A	10,010
		316,732
	Energy - 8.1%
393	Alpha Natural Resources, Inc.*	7,907
372	Arch Coal, Inc.	5,368
98	Atwood Oceanics, Inc.*	4,506

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
364	Cabot Oil & Gas Corp.	$11,612
35	CARBO Ceramics, Inc.	3,404
150	Cimarex Energy Co.	8,757
139	Complete Production Services, Inc.*	4,684
181	Concho Resources, Inc.*	19,305
395	Consol Energy, Inc.	14,117
101	Continental Resources, Inc.*	8,149
703	Denbury Resources, Inc.*	13,259
115	Diamond Offshore Drilling, Inc.	7,164
132	Dresser-Rand Group, Inc.*	6,762
63	Dril-Quip, Inc.*	4,156
127	Energen Corp.	6,118
261	EQT Corp.	13,186
264	EXCO Resources, Inc.	2,075
420	FMC Technologies, Inc.*	21,466
172	Helmerich & Payne, Inc.	10,614
339	HollyFrontier Corp.	9,946
408	McDermott International, Inc.*	4,961
338	Murphy Oil Corp.	20,145
502	Nabors Industries Ltd.*	9,347
233	Newfield Exploration Co.*	8,810
457	Noble Corp.*	15,922
123	Oasis Petroleum, Inc.*	4,150
189	Oceaneering International, Inc.	9,184
90	Oil States International, Inc.*	7,172
270	Patterson-UTI Energy, Inc.	5,095
213	Pioneer Natural Resources Co.	21,151
247	Plains Exploration & Production Co.*	9,317
309	QEP Resources, Inc.	8,850
282	Range Resources Corp.	16,221
221	Rowan Cos., Inc.*	7,516
85	RPC, Inc.	1,296
670	SandRidge Energy, Inc.*	5,213
111	SM Energy Co.	8,056
203	Southern Union Co.	8,804
187	Sunoco, Inc.	7,173
250	Tesoro Corp.*	6,258
90	Tidewater, Inc.	4,847
265	Ultra Petroleum Corp.*	6,368
205	Whiting Petroleum Corp.*	10,268
124	World Fuel Services Corp.	5,627
		394,306
	Financials - 17.1%
91	Affiliated Managers Group, Inc.*	9,146
108	Alexandria Real Estate Equities, Inc. (REIT)	7,820
14	Alleghany Corp.*	4,051
122	American Campus Communities, Inc. (REIT)	5,222
386	American Capital Agency Corp. (REIT)	11,318
152	American Financial Group, Inc./OH	5,574
211	Apartment Investment & Management Co., Class A (REIT)	5,182
233	Arch Capital Group Ltd.*	8,400
196	Arthur J. Gallagher & Co.	6,535
165	Assurant, Inc.	6,534
294	Assured Guaranty Ltd.	4,560
226	Axis Capital Holdings Ltd.	6,956
46	BOK Financial Corp.	2,562
131	BRE Properties, Inc. (REIT)	6,788
203	Brown & Brown, Inc.	4,624
124	Camden Property Trust (REIT)	7,998
513	CBRE Group, Inc., Class A*	9,901
1,793	Chimera Investment Corp. (REIT)	5,451
266	Cincinnati Financial Corp.	8,693
350	CIT Group, Inc.*	13,349
52	CNA Financial Corp.	1,432
351	Comerica, Inc.	9,712
143	Commerce Bancshares, Inc./MO	5,551
101	Cullen/Frost Bankers, Inc.	5,623
396	DDR Corp. (REIT)	5,489
184	Digital Realty Trust, Inc. (REIT)	13,038
223	Douglas Emmett, Inc. (REIT)	4,663
440	Duke Realty Corp. (REIT)	5,892
452	E*Trade Financial Corp.*	3,702
258	East West Bancorp, Inc.	5,666
206	Eaton Vance Corp.	5,292
68	Equity Lifestyle Properties, Inc. (REIT)	4,770
48	Erie Indemnity Co., Class A	3,680
59	Essex Property Trust, Inc. (REIT)	8,496
78	Everest Re Group Ltd.	6,661
109	Federal Realty Investment Trust (REIT)	10,296
383	Fidelity National Financial, Inc., Class A	6,967
1,605	Fifth Third Bancorp	20,881
516	First Niagara Financial Group, Inc.	4,938
137	First Republic Bank/CA*	4,107
853	Genworth Financial, Inc., Class A*	6,577
777	Hartford Financial Services Group, Inc.	13,613
192	HCC Insurance Holdings, Inc.	5,330
332	Health Care REIT, Inc. (REIT)	18,994
215	Hospitality Properties Trust (REIT)	5,209
1,235	Host Hotels & Resorts, Inc. (REIT)	20,279
852	Hudson City Bancorp, Inc.	5,734
1,503	Huntington Bancshares, Inc./OH	8,582
127	IntercontinentalExchange, Inc.*	14,539
789	Invesco Ltd.	17,808
252	Jefferies Group, Inc.	3,833
76	Jones Lang LaSalle, Inc.	5,986
1,660	KeyCorp	12,898
710	Kimco Realty Corp. (REIT)	12,957
240	Legg Mason, Inc.	6,113
338	Leucadia National Corp.	9,383
200	Liberty Property Trust (REIT)	6,658
538	Lincoln National Corp.	11,588
70	LPL Investment Holdings, Inc.*	2,299
220	M&T Bank Corp.	17,543
231	Macerich Co./The (REIT)	12,543
152	Mack-Cali Realty Corp. (REIT)	4,372
17	Markel Corp.*	6,852
333	Moody's Corp.	12,398
210	MSCI, Inc., Class A*	6,842
244	NASDAQ OMX Group, Inc./The*	6,046
762	New York Community Bancorp, Inc.	9,670
380	Northern Trust Corp.	15,660
458	NYSE Euronext	12,164
118	PartnerRe Ltd.	7,720
630	People's United Financial, Inc.	7,768
301	Piedmont Office Realty Trust, Inc., Class A (REIT)	5,574
285	Plum Creek Timber Co., Inc. (REIT)	11,052
516	Principal Financial Group, Inc.	14,092
178	Raymond James Financial, Inc.	6,230
213	Rayonier, Inc. (REIT)	9,740
233	Realty Income Corp. (REIT)	8,481
157	Regency Centers Corp. (REIT)	6,487
2,202	Regions Financial Corp.	11,494
129	Reinsurance Group of America, Inc.	7,029
91	RenaissanceRe Holdings Ltd.	6,653
260	SEI Investments Co.	4,776
284	Senior Housing Properties Trust (REIT)	6,441
149	SL Green Realty Corp. (REIT)	10,956
890	SLM Corp.	13,305
937	SunTrust Banks, Inc.	19,274
101	Taubman Centers, Inc. (REIT)	6,770
397	TD Ameritrade Holding Corp.	6,396
162	TFS Financial Corp.*	1,458
184	Torchmark Corp.	8,403

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
109	Transatlantic Holdings, Inc.	$6,044
383	UDR, Inc. (REIT)	9,966
511	Unum Group	11,666
124	Validus Holdings Ltd.	3,977
197	W.R. Berkley Corp.	6,751
151	Waddell & Reed Financial, Inc., Class A	4,145
211	Weingarten Realty Investors (REIT)	5,121
934	Weyerhaeuser Co. (REIT)	18,699
11	White Mountains Insurance Group Ltd.	4,964
560	XL Group plc	11,351
319	Zions Bancorp	5,372
		838,145
	Health Care - 9.7%
325	Allscripts Healthcare Solutions, Inc.*	6,214
84	AMERIGROUP Corp.*	5,713
471	AmerisourceBergen Corp.	18,355
200	BioMarin Pharmaceutical, Inc.*	7,134
34	Bio-Rad Laboratories, Inc., Class A*	3,453
2,591	Boston Scientific Corp.*	15,442
161	Bruker Corp.*	2,286
151	C.R. Bard, Inc.	13,971
390	CareFusion Corp.*	9,340
76	Catalyst Health Solutions, Inc.*	4,162
250	Cerner Corp.*	15,223
82	Cooper Cos., Inc./The	5,915
106	Covance, Inc.*	4,644
259	Coventry Health Care, Inc.*	7,788
163	DaVita, Inc.*	13,335
247	DENTSPLY International, Inc.	9,322
201	Edwards Lifesciences Corp.*	16,617
204	Endo Pharmaceuticals Holdings, Inc.*	7,583
447	Forest Laboratories, Inc.*	14,206
84	Gen-Probe, Inc.*	5,622
156	Health Net, Inc.*	5,887
158	Henry Schein, Inc.*	11,201
458	Hologic, Inc.*	9,339
288	Hospira, Inc.*	9,924
98	IDEXX Laboratories, Inc.*	8,290
217	Illumina, Inc.*	11,232
177	Laboratory Corp of America Holdings*	16,176
315	Life Technologies Corp.*	15,255
85	Mednax, Inc.*	6,054
56	Mettler-Toledo International, Inc.*	9,828
746	Mylan, Inc.*	15,479
200	Omnicare, Inc.	6,566
111	Onyx Pharmaceuticals, Inc.*	4,544
171	Patterson Cos., Inc.	5,508
198	PerkinElmer, Inc.	4,748
148	Perrigo Co.	14,149
275	Quest Diagnostics, Inc.	15,972
128	Regeneron Pharmaceuticals, Inc.*	11,630
257	ResMed, Inc.*	7,461
176	Seattle Genetics, Inc.*	3,332
98	Sirona Dental Systems, Inc.*	4,738
89	United Therapeutics Corp.*	4,377
157	Universal Health Services, Inc., Class B	6,483
205	Varian Medical Systems, Inc.*	13,503
364	Vertex Pharmaceuticals, Inc.*	13,450
305	Warner Chilcott plc, Class A*	5,145
160	Waters Corp.*	13,851
222	Watson Pharmaceuticals, Inc.*	13,016
336	Zimmer Holdings, Inc.*	20,412
		473,875
	Industrials - 14.0%
181	AECOM Technology Corp.*	4,143
169	AGCO Corp.*	8,607
281	AMETEK, Inc.	13,207
187	Avery Dennison Corp.	5,077
204	Babcock & Wilcox Co./The*	5,069
168	BE Aerospace, Inc.*	7,090
107	Carlisle Cos., Inc.	5,107
196	Cintas Corp.	7,262
81	Clean Harbors, Inc.*	5,139
289	Cooper Industries plc	17,086
102	Copart, Inc.*	4,798
89	Crane Co.	4,272
1,479	Delta Air Lines, Inc.*	15,603
121	Donaldson Co., Inc.	8,748
325	Dover Corp.	20,608
86	Dun & Bradstreet Corp./The	7,122
212	Equifax, Inc.	8,262
373	Expeditors International of Washington, Inc.	16,654
516	Fastenal Co.	24,087
98	Flowserve Corp.	10,797
304	Fluor Corp.	17,097
88	Gardner Denver, Inc.	6,565
106	Graco, Inc.	4,874
413	Hertz Global Holdings, Inc.*	5,617
92	Hubbell, Inc., Class B	6,620
145	IDEX Corp.	5,875
83	IHS, Inc., Class A*	7,427
546	Ingersoll-Rand plc	19,077
296	Iron Mountain, Inc.	9,123
162	ITT Corp.	3,522
169	J.B. Hunt Transport Services, Inc.	8,631
223	Jacobs Engineering Group, Inc.*	9,981
183	Joy Global, Inc.	16,596
192	Kansas City Southern*	13,179
260	KBR, Inc.	8,356
139	Kennametal, Inc.	5,992
97	Kirby Corp.*	6,477
186	L-3 Communications Holdings, Inc.	13,158
147	Lincoln Electric Holdings, Inc.	6,314
143	Manpower, Inc.	5,736
627	Masco Corp.	7,568
81	MSC Industrial Direct Co., Inc., Class A	6,158
127	Navistar International Corp.*	5,498
125	Nielsen Holdings NV*	3,622
109	Nordson Corp.	4,942
199	Owens Corning*	6,716
202	Pall Corp.	12,055
172	Pentair, Inc.	6,333
327	Pitney Bowes, Inc.	6,203
362	Quanta Services, Inc.*	7,819
328	R.R. Donnelley & Sons Co.	3,726
531	Republic Services, Inc.	15,548
253	Robert Half International, Inc.	7,006
250	Rockwell Automation, Inc.	19,467
271	Rockwell Collins, Inc.	15,688
131	Rollins, Inc.	2,802
168	Roper Industries, Inc.	15,689
89	Ryder System, Inc.	5,009
1	Seaboard Corp.*	1,942
102	Snap-on, Inc.	5,764
1,362	Southwest Airlines Co.	13,048
205	Spirit AeroSystems Holdings, Inc., Class A*	4,662
89	SPX Corp.	6,197
293	Stanley Black & Decker, Inc.	20,563
151	Stericycle, Inc.*	12,687
483	Textron, Inc.	12,307
92	Thomas & Betts Corp.*	6,568
138	Timken Co.	6,739
93	Towers Watson & Co., Class A	5,561
80	TransDigm Group, Inc.*	8,362

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
68	Triumph Group, Inc.	$4,255
577	United Continental Holdings, Inc.*	13,329
139	URS Corp.*	5,720
240	Verisk Analytics, Inc., Class A*	9,617
115	WABCO Holdings, Inc.*	5,963
84	Wabtec Corp.	5,778
196	Waste Connections, Inc.	6,333
		686,199
	Information Technology - 14.6%
95	Acme Packet, Inc.*	2,777
1,001	Advanced Micro Devices, Inc.*	6,717
322	Akamai Technologies, Inc.*	10,384
89	Alliance Data Systems Corp.*	9,861
339	Amdocs Ltd.*	9,980
290	Amphenol Corp., Class A	15,785
521	Analog Devices, Inc.	20,387
161	ANSYS, Inc.*	9,739
171	Ariba, Inc.*	4,668
195	Arrow Electronics, Inc.*	8,052
156	Aruba Networks, Inc.*	3,460
756	Atmel Corp.*	7,341
401	Autodesk, Inc.*	14,436
260	Avnet, Inc.*	9,066
298	BMC Software, Inc.*	10,799
215	Broadridge Financial Solutions, Inc.	5,154
647	CA, Inc.	16,680
473	Cadence Design Systems, Inc.*	4,995
269	Computer Sciences Corp.	6,948
82	Concur Technologies, Inc.*	4,293
203	Cree, Inc.*	5,162
270	Cypress Semiconductor Corp.*	4,643
93	Dolby Laboratories, Inc., Class A*	3,382
584	Electronic Arts, Inc.*	10,845
82	Equinix, Inc.*	9,837
141	F5 Networks, Inc.*	16,883
72	Factset Research Systems, Inc.	6,359
455	Fidelity National Information Services, Inc.	12,995
98	First Solar, Inc.*	4,143
248	Fiserv, Inc.*	15,597
279	FLIR Systems, Inc.	7,184
210	Fortinet, Inc.*	4,790
156	Gartner, Inc.*	5,914
184	Genpact Ltd.*	2,692
137	Global Payments, Inc.	6,853
203	Harris Corp.	8,323
129	IAC/InterActiveCorp	5,556
185	Informatica Corp.*	7,825
268	Ingram Micro, Inc., Class A*	5,087
47	IPG Photonics Corp.*	2,481
336	Jabil Circuit, Inc.	7,614
151	Jack Henry & Associates, Inc.	5,164
401	JDS Uniphase Corp.*	5,089
294	KLA-Tencor Corp.	15,032
215	Lam Research Corp.*	9,157
376	Linear Technology Corp.	12,528
32	LinkedIn Corp., Class A*	2,309
1,000	LSI Corp.*	7,570
897	Marvell Technology Group Ltd.*	13,930
516	Maxim Integrated Products, Inc.	13,849
333	Microchip Technology, Inc.	12,291
1,510	Micron Technology, Inc.*	11,461
141	MICROS Systems, Inc.*	7,009
113	Molex, Inc.	2,988
139	Molex, Inc., Class A	3,043
163	National Instruments Corp.	4,386
275	NCR Corp.*	5,151
121	Netlogic Microsystems, Inc.*	6,026
122	Novellus Systems, Inc.*	5,752
402	Nuance Communications, Inc.*	11,465
1,041	NVIDIA Corp.*	15,376
775	ON Semiconductor Corp.*	6,742
207	Parametric Technology Corp.*	5,210
567	Paychex, Inc.	17,860
308	Polycom, Inc.*	6,145
188	Rackspace Hosting, Inc.*	8,161
338	Red Hat, Inc.*	15,673
271	Riverbed Technology, Inc.*	6,488
195	Rovi Corp.*	6,258
595	SAIC, Inc.*	7,652
733	Seagate Technology plc	15,496
324	Skyworks Solutions, Inc.*	6,992
123	Solera Holdings, Inc.	5,876
252	Synopsys, Inc.*	7,353
295	Teradata Corp.*	15,800
324	Teradyne, Inc.*	5,297
291	TIBCO Software, Inc.*	7,586
339	Total System Services, Inc.	7,268
214	Trimble Navigation Ltd.*	10,022
181	VeriFone Systems, Inc.*	7,729
278	VeriSign, Inc.	10,303
406	Western Digital Corp.*	14,758
464	Xilinx, Inc.	16,634
		716,566
	Materials - 6.5%
114	Airgas, Inc.	8,998
155	Albemarle Corp.	9,968
186	Allegheny Technologies, Inc.	8,443
143	Allied Nevada Gold Corp.*	5,138
109	Aptargroup, Inc.	5,714
124	Ashland, Inc.	7,819
286	Ball Corp.	11,228
181	Bemis Co., Inc.	5,662
274	Celanese Corp.	13,347
250	Cliffs Natural Resources, Inc.	18,063
57	Compass Minerals International, Inc.	4,165
264	Crown Holdings, Inc.*	9,522
64	Domtar Corp.	5,528
227	Eastman Chemical Co.	11,423
123	FMC Corp.	11,400
337	Huntsman Corp.	4,290
140	International Flavors & Fragrances, Inc.	7,813
34	Kronos Worldwide, Inc.	783
79	Martin Marietta Materials, Inc.	6,518
299	MeadWestvaco Corp.	8,803
107	Molycorp, Inc.*	3,315
16	NewMarket Corp.	3,459
288	Owens-Illinois, Inc.*	6,926
179	Packaging Corp. of America	5,037
130	Reliance Steel & Aluminum Co.	6,916
125	Rock-Tenn Co., Class A	7,733
121	Rockwood Holdings, Inc.*	6,110
95	Royal Gold, Inc.	7,233
229	RPM International, Inc.	5,732
74	Scotts Miracle-Gro Co./The, Class A	3,505
335	Sealed Air Corp.	6,677
153	Sherwin-Williams Co./The	14,922
181	Sigma-Aldrich Corp.	12,315
82	Silgan Holdings, Inc.	3,408
175	Sonoco Products Co.	5,478
381	Steel Dynamics, Inc.	6,077
—#	SunCoke Energy, Inc.*	9
188	Temple-Inland, Inc.	5,995
147	Titanium Metals Corp.	2,261
251	United States Steel Corp.	7,578

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
10	Valhi, Inc.	$538
152	Valspar Corp.	6,572
204	Vulcan Materials Co.	8,947
108	W.R. Grace & Co.*	5,782
109	Walter Energy, Inc.	7,535
34	Westlake Chemical Corp.	1,987
		316,672
	Telecommunication Services - 1.3%
1,742	Frontier Communications Corp.	7,456
276	Level 3 Communications, Inc.*	5,120
558	MetroPCS Communications, Inc.*	4,933
299	NII Holdings, Inc.*	6,013
195	SBA Communications Corp., Class A*	8,915
5,222	Sprint Nextel Corp.*	11,071
265	tw telecom, inc.*	5,340
26	United States Cellular Corp.*	1,192
1,007	Windstream Corp.	12,154
		62,194
	Utilities - 5.9%
1,343	AES Corp./The*	17,137
203	AGL Resources, Inc.	8,427
193	Alliant Energy Corp.	8,181
419	Ameren Corp.	13,257
305	American Water Works Co., Inc.	10,288
242	Aqua America, Inc.	5,338
158	Atmos Energy Corp.	5,121
673	Calpine Corp.*	9,826
689	CenterPoint Energy, Inc.	12,726
441	CMS Energy Corp.	9,627
315	Constellation Energy Group, Inc.	11,475
295	DTE Energy Co.	15,697
236	Great Plains Energy, Inc.	4,866
137	Integrys Energy Group, Inc.	7,112
90	ITC Holdings Corp.	6,634
303	MDU Resources Group, Inc.	6,478
136	National Fuel Gas Co.	6,838
490	NiSource, Inc.	11,138
306	Northeast Utilities	10,633
421	NRG Energy, Inc.*	7,106
181	NSTAR	8,132
408	NV Energy, Inc.	6,610
170	OGE Energy Corp.	8,986
169	ONEOK, Inc.	14,054
394	Pepco Holdings, Inc.	7,746
190	Pinnacle West Capital Corp.	8,979
309	Questar Corp.	5,958
202	SCANA Corp.	9,056
352	TECO Energy, Inc.	6,354
196	UGI Corp.	5,274
203	Westar Energy, Inc.	5,773
405	Wisconsin Energy Corp.	13,770
		288,597
	Total Common Stocks
	(Cost $4,964,057)	4,892,156

	Money Market Fund - 0.1%
7,083	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $7,083)	7,083
	Total Investment Securities
	(Cost $4,971,140) — 100.1%	4,899,239
	Liabilities in excess of other assets — (0.1%)	(6,960)
	Net Assets — 100.0%	$4,892,279

*	Non-income producing security.
#	Amount represents less than one share.

REIT	Real Estate Investment Trust

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315,190
Aggregate gross unrealized depreciation	(401,277)
Net unrealized depreciation	$(86,087)
Federal income tax cost of investments	$4,985,326

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.0%
350	Aaron's, Inc.	$9,314
398	Aeropostale, Inc.*	6,515
256	Ann, Inc.*	6,211
134	Arbitron, Inc.	4,785
315	Ascena Retail Group, Inc.*	11,142
214	Bally Technologies, Inc.*	9,035
116	BJ's Restaurants, Inc.*	5,803
150	Bob Evans Farms, Inc.	5,300
89	Bridgepoint Education, Inc.*	2,189
397	Brinker International, Inc.	10,262
437	Brunswick Corp.	9,326
135	Buckle, Inc./The	5,890
91	Buffalo Wild Wings, Inc.*	6,057
242	Cabela's, Inc.*	6,311
302	Career Education Corp.*	3,053
249	Carter's, Inc.*	10,438
265	Cheesecake Factory, Inc./The*	7,839
850	Chico's FAS, Inc.	9,724
124	Childrens Place Retail Stores, Inc./The*	6,186
160	Choice Hotels International, Inc.	5,814
64	Churchill Downs, Inc.	3,581
484	Cinemark Holdings, Inc.	9,544
152	Coinstar, Inc.*	7,559
304	Collective Brands, Inc.*	5,065
73	Columbia Sportswear Co.	3,347
307	Cooper Tire & Rubber Co.	4,623
113	Cracker Barrel Old Country Store, Inc.	5,929
441	Crocs, Inc.*	8,388
265	CTC Media, Inc.	2,655
721	Dana Holding Corp.*	10,707
80	DineEquity, Inc.*	3,802
273	Domino's Pizza, Inc.*	8,913
337	DreamWorks Animation SKG, Inc., Class A*	5,982
129	DSW, Inc., Class A	6,446
359	Express, Inc.*	7,769
123	Federal-Mogul Corp.*	2,041
250	Finish Line, Inc./The, Class A	5,288
207	Gaylord Entertainment Co.*	5,806
117	Genesco, Inc.*	7,145
112	Group 1 Automotive, Inc.	5,974
146	Helen of Troy Ltd.*	4,697
135	Hibbett Sports, Inc.*	6,471
309	Hillenbrand, Inc.	7,246
204	HSN, Inc.	7,281
361	Iconix Brand Group, Inc.*	6,646
135	International Speedway Corp., Class A	3,482
199	Interval Leisure Group, Inc.*	2,706
133	iRobot Corp.*	4,394
133	ITT Educational Services, Inc.*	8,761
229	Jack in the Box, Inc.*	4,855
423	Jones Group, Inc./The	3,862
135	JoS. A. Bank Clothiers, Inc.*	6,446
176	K12, Inc.*	3,941
287	Lamar Advertising Co., Class A*	8,211
198	Life Time Fitness, Inc.*	9,730
779	Live Nation Entertainment, Inc.*	8,008
305	Madison Square Garden Co./The, Class A*	8,750
144	Matthews International Corp., Class A	4,746
181	MDC Holdings, Inc.	3,587
254	Men's Wearhouse, Inc./The	8,760
180	Meredith Corp.	5,668
151	Monro Muffler Brake, Inc.	6,333
636	New York Times Co./The, Class A*	4,738
465	Orient-Express Hotels Ltd., Class A*	3,934
94	Papa John's International, Inc.*	3,642
63	Peet's Coffee & Tea, Inc.*	3,832
221	Penske Automotive Group, Inc.	4,946
105	PF Chang's China Bistro, Inc.	3,419
540	Pier 1 Imports, Inc.*	8,397
240	Pool Corp.	8,167
1,667	PulteGroup, Inc.*	12,419
491	RadioShack Corp.	3,525
390	Regal Entertainment Group, Class A	4,856
285	Regis Corp.	4,885
290	Rent-A-Center, Inc.	9,808
552	Saks, Inc.*	5,509
120	Scholastic Corp.	3,541
302	Scientific Games Corp., Class A*	3,379
274	Select Comfort Corp.*	6,872
1,124	Service Corp. International	12,476
148	Shutterfly, Inc.*	3,511
256	Sinclair Broadcast Group, Inc., Class A	3,144
270	Six Flags Entertainment Corp.	11,834
190	Skechers U.S.A., Inc., Class A*	2,310
193	Steven Madden Ltd.*	7,940
59	Strayer Education, Inc.	6,419
36	Teavana Holdings, Inc.*	683
298	Tenneco, Inc.*	9,566
314	Texas Roadhouse, Inc.	4,760
234	Thor Industries, Inc.	7,174
127	True Religion Apparel, Inc.*	4,603
179	Vail Resorts, Inc.	7,806
232	Valassis Communications, Inc.*	5,278
116	Vera Bradley, Inc.*	4,155
137	Vitamin Shoppe, Inc.*	5,855
212	Warnaco Group, Inc./The*	12,349
1,533	Wendy's Co./The	7,190
275	WMS Industries, Inc.*	6,020
238	Wolverine World Wide, Inc.	9,303
138	World Wrestling Entertainment, Inc., Class A	1,310
		625,894
	Consumer Staples - 3.2%
236	B&G Foods, Inc.	5,348
43	Boston Beer Co., Inc./The, Class A*	4,302
187	Casey's General Stores, Inc.	9,526
575	Darling International, Inc.*	8,786
905	Dean Foods Co.*	9,738
108	Diamond Foods, Inc.	3,924
178	Dole Food Co., Inc.*	1,709
134	Elizabeth Arden, Inc.*	4,820
188	Fresh Del Monte Produce, Inc.	4,602
152	Fresh Market, Inc./The*	6,545
180	Hain Celestial Group, Inc./The*	6,946
69	J&J Snack Foods Corp.	3,521
98	Lancaster Colony Corp.	6,810
234	Pilgrim's Pride Corp.*	1,259
89	Pricesmart, Inc.	5,932
59	Revlon, Inc., Class A*	930
2,983	Rite Aid Corp.*	4,146
211	Ruddick Corp.	8,512
101	Sanderson Farms, Inc.	5,145
308	Snyders-Lance, Inc.	7,081
123	Spectrum Brands Holdings, Inc.*	3,561
1,044	SUPERVALU, Inc.	7,214
138	Tootsie Roll Industries, Inc.	3,345
176	TreeHouse Foods, Inc.*	9,951
239	United Natural Foods, Inc.*	10,528
116	Universal Corp.	5,206
196	Vector Group Ltd.	3,412

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
55	Weis Markets, Inc.	$2,325
		155,124
	Energy - 5.4%
102	Amyris, Inc.*	915
45	Apco Oil and Gas International, Inc.	3,476
144	Basic Energy Services, Inc.*	2,593
255	Berry Petroleum Co., Class A	11,478
212	Bill Barrett Corp.*	5,855
171	Bristow Group, Inc.	8,389
173	Carrizo Oil & Gas, Inc.*	4,202
359	Cheniere Energy, Inc.*	4,592
44	Clayton Williams Energy, Inc.*	3,581
250	Clean Energy Fuels Corp.*	3,740
301	Cloud Peak Energy, Inc.*	5,704
235	Comstock Resources, Inc.*	2,829
65	Contango Oil & Gas Co.*	4,048
427	CVR Energy, Inc.*	10,649
76	Delek US Holdings, Inc.	957
560	Forest Oil Corp.*	7,280
131	Gulfmark Offshore, Inc., Class A*	5,989
223	Gulfport Energy Corp.*	7,330
497	Helix Energy Solutions Group, Inc.*	8,176
154	Hornbeck Offshore Services, Inc.*	5,034
677	Hyperdynamics Corp.*	1,774
584	ION Geophysical Corp.*	4,339
743	Key Energy Services, Inc.*	10,759
1,220	Kodiak Oil & Gas Corp.*	11,065
150	Lufkin Industries, Inc.	11,283
531	McMoRan Exploration Co.*	6,229
445	Newpark Resources, Inc.*	3,622
312	Northern Oil and Gas, Inc.*	7,800
450	Patriot Coal Corp.*	3,420
596	Quicksilver Resources, Inc.*	2,986
251	Resolute Energy Corp.*	2,824
262	Rosetta Resources, Inc.*	12,573
107	SEACOR Holdings, Inc.*	9,794
212	Ship Finance International Ltd.	2,381
242	Stone Energy Corp.*	6,788
394	Superior Energy Services, Inc.*	11,233
210	Swift Energy Co.*	6,962
161	Targa Resources Corp.	6,672
209	Teekay Corp.	5,731
378	TETRA Technologies, Inc.*	3,531
237	Unit Corp.*	10,724
179	W&T Offshore, Inc.	3,868
271	Western Refining, Inc.	4,480
		257,655
	Financials - 22.2%
210	Acadia Realty Trust (REIT)	4,414
13	Alexander's, Inc. (REIT)	5,044
147	American Assets Trust, Inc. (REIT)	3,255
71	American National Insurance Co.	5,172
118	Amtrust Financial Services, Inc.	3,060
651	Anworth Mortgage Asset Corp. (REIT)	4,231
153	Argo Group International Holdings Ltd.	4,408
349	Aspen Insurance Holdings Ltd.	9,269
852	Associated Banc-Corp	10,616
441	Astoria Financial Corp.	3,674
384	BancorpSouth, Inc.	4,312
232	Bank of Hawaii Corp.	10,607
136	Bank of the Ozarks, Inc.	3,807
196	BankUnited, Inc.	4,490
435	BGC Partners, Inc., Class A	2,723
757	BioMed Realty Trust, Inc. (REIT)	14,057
662	Brandywine Realty Trust (REIT)	7,044
1,354	CapitalSource, Inc.	9,356
828	Capitol Federal Financial, Inc.	9,563
416	Capstead Mortgage Corp. (REIT)	5,387
146	Cash America International, Inc.	6,404
387	Cathay General Bancorp	6,091
694	CBL & Associates Properties, Inc. (REIT)	12,055
445	CBOE Holdings, Inc.	11,388
241	City National Corp./CA	11,057
1,078	CNO Financial Group, Inc.*	7,244
103	Cohen & Steers, Inc.	3,478
430	Colonial Properties Trust (REIT)	9,193
413	CommonWealth REIT (REIT)	8,124
183	Community Bank System, Inc.	5,007
355	Corporate Office Properties Trust (REIT)	8,602
33	Credit Acceptance Corp.*	2,786
561	CubeSmart (REIT)	6,384
465	CVB Financial Corp.	4,896
407	CYS Investments, Inc. (REIT)	5,494
1,210	DCT Industrial Trust, Inc. (REIT)	6,679
243	Delphi Financial Group, Inc., Class A	10,816
214	DFC Global Corp.*	4,216
829	DiamondRock Hospitality Co. (REIT)	8,738
308	DuPont Fabros Technology, Inc. (REIT)	7,854
133	EastGroup Properties, Inc. (REIT)	6,318
200	Endurance Specialty Holdings Ltd.	7,480
49	Enstar Group Ltd.*	4,877
229	Entertainment Properties Trust (REIT)	10,184
305	Equity One, Inc. (REIT)	5,749
465	Extra Space Storage, Inc. (REIT)	12,239
216	Ezcorp, Inc., Class A*	5,793
67	FBL Financial Group, Inc., Class A	2,328
515	Federated Investors, Inc., Class B	8,796
203	Financial Engines, Inc.*	4,862
519	First American Financial Corp.	7,692
136	First Cash Financial Services, Inc.*	5,474
27	First Citizens BancShares Inc./NC, Class A	4,763
285	First Financial Bancorp	4,953
155	First Financial Bankshares, Inc.	5,282
1,288	First Horizon National Corp.	11,244
393	First Industrial Realty Trust, Inc. (REIT)*	4,512
539	FirstMerit Corp.	8,457
685	FNB Corp./PA	8,028
660	Forest City Enterprises, Inc., Class A*	8,666
363	Franklin Street Properties Corp. (REIT)	3,699
985	Fulton Financial Corp.	9,151
21	GAMCO Investors, Inc., Class A	977
354	Glacier Bancorp, Inc.	4,945
529	Glimcher Realty Trust (REIT)	5,094
183	Government Properties Income Trust (REIT)	4,410
100	Green Dot Corp., Class A*	2,838
144	Greenhill & Co., Inc.	6,705
150	Greenlight Capital Re Ltd., Class A*	3,851
384	Hancock Holding Co.	12,749
224	Hanover Insurance Group, Inc./The	8,145
60	Harleysville Group, Inc.	3,391
371	Hatteras Financial Corp. (REIT)	10,299
384	Healthcare Realty Trust, Inc. (REIT)	8,091
740	Hersha Hospitality Trust (REIT)	4,018
357	Highwoods Properties, Inc. (REIT)	11,813
238	Home Properties, Inc. (REIT)	14,180
145	Iberiabank Corp.	7,581
283	International Bancshares Corp.	5,439
569	Invesco Mortgage Capital, Inc. (REIT)	8,922
228	Investors Bancorp, Inc.*	3,365
920	Janus Capital Group, Inc.	7,240
218	Kemper Corp.	6,490

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
288	Kilroy Realty Corp. (REIT)	$11,989
492	Knight Capital Group, Inc., Class A*	6,391
420	LaSalle Hotel Properties (REIT)	11,361
686	Lexington Realty Trust (REIT)	5,900
150	LTC Properties, Inc. (REIT)	4,793
163	MarketAxess Holdings, Inc.	5,061
269	MB Financial, Inc.	4,882
754	MBIA, Inc.*	9,289
548	Medical Properties Trust, Inc. (REIT)	5,875
130	Mercury General Corp.	5,681
1,759	MFA Financial, Inc. (REIT)	12,911
183	Mid-America Apartment Communities, Inc. (REIT)	11,697
304	Montpelier Re Holdings Ltd.	5,280
116	National Health Investors, Inc. (REIT)	5,616
627	National Penn Bancshares, Inc.	5,449
473	National Retail Properties, Inc. (REIT)	12,776
137	Nelnet, Inc., Class A	3,377
480	Northwest Bancshares, Inc.	5,914
486	Ocwen Financial Corp.*	6,994
466	Old National Bancorp/IN	5,485
1,206	Old Republic International Corp.	11,915
509	Omega Healthcare Investors, Inc. (REIT)	10,608
115	OneBeacon Insurance Group Ltd., Class A	1,826
26	Pacific Capital Bancorp*	725
66	Park National Corp.	4,569
251	Pebblebrook Hotel Trust (REIT)	5,567
277	PHH Corp.*	3,210
184	Platinum Underwriters Holdings Ltd.	6,302
5,039	Popular, Inc.*	7,911
249	Post Properties, Inc. (REIT)	11,128
197	Potlatch Corp. (REIT)	6,012
240	Primerica, Inc.	5,880
320	PrivateBancorp, Inc.	4,525
144	ProAssurance Corp.	11,755
231	Prosperity Bancshares, Inc.	9,589
418	Protective Life Corp.	10,454
279	Provident Financial Services, Inc.	3,861
92	PS Business Parks, Inc. (REIT)	5,717
348	Redwood Trust, Inc. (REIT)	4,089
87	RLI Corp.	6,205
315	RLJ Lodging Trust (REIT)	5,620
267	Selective Insurance Group, Inc.	4,801
228	Signature Bank/NY*	13,258
136	Sovran Self Storage, Inc. (REIT)	6,327
453	St Joe Co./The*	7,234
220	StanCorp Financial Group, Inc.	8,505
462	Starwood Property Trust, Inc. (REIT)	9,101
137	Sterling Financial Corp.*	2,515
266	Stifel Financial Corp.*	9,592
731	Strategic Hotels & Resorts, Inc. (REIT)*	4,540
116	Sun Communities, Inc. (REIT)	4,653
580	Sunstone Hotel Investors, Inc. (REIT)*	5,388
770	Susquehanna Bancshares, Inc.	7,038
213	SVB Financial Group*	12,363
384	Symetra Financial Corp.	3,540
3,598	Synovus Financial Corp.	6,261
424	Tanger Factory Outlet Centers (REIT)	12,508
743	TCF Financial Corp.	7,460
184	Texas Capital Bancshares, Inc.*	5,836
184	Tower Group, Inc.	3,973
281	Trustmark Corp.	6,623
860	Two Harbors Investment Corp. (REIT)	8,540
172	UMB Financial Corp.	6,636
565	Umpqua Holdings Corp.	6,876
248	United Bankshares, Inc.	6,922
920	Valley National Bancorp	10,966
544	Washington Federal, Inc.	8,573
325	Washington Real Estate Investment Trust (REIT)	9,685
365	Webster Financial Corp.	7,738
141	Westamerica Bancorp	6,549
175	Wintrust Financial Corp.	5,364
72	World Acceptance Corp.*	4,588
		1,070,227
	Health Care - 11.9%
195	Accretive Health, Inc.*	5,232
195	Acorda Therapeutics, Inc.*	4,978
56	Air Methods Corp.*	4,721
321	Akorn, Inc.*	3,679
424	Alere, Inc.*	10,240
302	Align Technology, Inc.*	7,115
480	Alkermes plc*	9,029
653	Amylin Pharmaceuticals, Inc.*	9,292
756	Ariad Pharmaceuticals, Inc.*	11,151
135	Arthrocare Corp.*	4,173
173	athenahealth, Inc.*	10,065
237	Auxilium Pharmaceuticals, Inc.*	4,709
500	Brookdale Senior Living, Inc.*	8,800
247	Centene Corp.*	11,164
316	Cepheid, Inc.*	13,923
255	Charles River Laboratories International, Inc.*	8,611
105	Chemed Corp.	5,895
452	Community Health Systems, Inc.*	8,452
301	Cubist Pharmaceuticals, Inc.*	12,287
139	Cyberonics, Inc.*	4,518
734	Dendreon Corp.*	9,968
146	Emeritus Corp.*	2,549
630	Exelixis, Inc.*	3,352
127	Haemonetics Corp.*	8,250
429	Halozyme Therapeutics, Inc.*	4,530
1,252	Health Management Associates, Inc., Class A*	8,025
470	HealthSouth Corp.*	9,066
309	Hill-Rom Holdings, Inc.	10,200
418	HMS Holdings Corp.*	13,798
979	Human Genome Sciences, Inc.*	9,633
377	Immunogen, Inc.*	5,323
324	Impax Laboratories, Inc.*	6,114
486	Incyte Corp. Ltd.*	8,602
203	Insulet Corp.*	3,952
101	Integra LifeSciences Holdings Corp.*	2,982
323	InterMune, Inc.*	4,845
152	Invacare Corp.	2,596
278	Ironwood Pharmaceuticals, Inc.*	4,170
464	Isis Pharmaceuticals, Inc.*	3,786
73	Jazz Pharmaceuticals plc*	3,395
238	LifePoint Hospitals, Inc.*	9,565
437	Lincare Holdings, Inc.	11,227
207	Luminex Corp.*	4,078
140	Magellan Health Services, Inc.*	6,835
180	MAKO Surgical Corp.*	6,440
269	Masimo Corp.*	5,757
267	Medicines Co./The*	5,372
313	Medicis Pharmaceutical Corp., Class A	10,357
202	Meridian Bioscience, Inc.	3,523
149	Molina Healthcare, Inc.*	4,561
223	Momenta Pharmaceuticals, Inc.*	3,499
62	MWI Veterinary Supply, Inc.*	4,868
423	Myriad Genetics, Inc.*	10,008
115	Neogen Corp.*	3,746
241	NxStage Medical, Inc.*	4,324
766	Opko Health, Inc.*	4,029

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
315	Owens & Minor, Inc.	$9,579
179	Par Pharmaceutical Cos., Inc.*	6,464
290	PAREXEL International Corp.*	6,989
688	PDL BioPharma, Inc.	4,396
259	Pharmacyclics, Inc.*	4,761
263	PSS World Medical, Inc.*	6,383
184	Quality Systems, Inc.	7,463
288	Questcor Pharmaceuticals, Inc.*	10,204
262	Salix Pharmaceuticals Ltd.*	12,628
277	Select Medical Holdings Corp.*	2,296
266	STERIS Corp.	8,001
142	Team Health Holdings, Inc.*	2,925
172	Techne Corp.	11,739
201	Teleflex, Inc.	12,299
2,141	Tenet Healthcare Corp.*	11,326
385	Theravance, Inc.*	6,830
295	Thoratec Corp.*	8,673
185	Universal American Corp.	2,033
424	VCA Antech, Inc.*	9,489
348	Viropharma, Inc.*	10,367
438	Vivus, Inc.*	5,225
259	Volcano Corp.*	7,265
211	WellCare Health Plans, Inc.*	12,609
166	West Pharmaceutical Services, Inc.	6,720
109	Zoll Medical Corp.*	7,475
		575,498
	Industrials - 16.9%
200	AAR Corp.	4,238
219	ABM Industries, Inc.	4,752
212	Acacia Research - Acacia Technologies*	8,726
339	Actuant Corp., Class A	8,594
208	Acuity Brands, Inc.	12,112
80	Advisory Board Co./The*	6,102
244	Aircastle Ltd.	3,440
178	Alaska Air Group, Inc.*	13,551
204	Alexander & Baldwin, Inc.	9,649
74	Allegiant Travel Co.*	4,068
164	Alliant Techsystems, Inc.	9,743
29	Amerco, Inc.	2,805
192	AO Smith Corp.	8,156
188	Applied Industrial Technologies, Inc.	7,253
106	Armstrong World Industries, Inc.*	4,950
129	Atlas Air Worldwide Holdings, Inc.*	6,145
517	Avis Budget Group, Inc.*	7,419
239	Barnes Group, Inc.	6,044
228	Beacon Roofing Supply, Inc.*	5,212
234	Belden, Inc.	9,175
243	Brady Corp., Class A	7,866
247	Briggs & Stratton Corp.	3,856
232	Brink's Co./The	6,540
113	Ceradyne, Inc.*	3,739
145	Chart Industries, Inc.*	8,085
249	CLARCOR, Inc.	12,801
224	Colfax Corp.*	6,801
272	Con-way, Inc.	8,633
171	Corporate Executive Board Co./The	6,725
491	Corrections Corp. of America*	11,553
125	CoStar Group, Inc.*	7,084
571	Covanta Holding Corp.	8,160
79	Cubic Corp.	3,653
230	Curtiss-Wright Corp.	8,593
253	Deluxe Corp.	6,469
176	DigitalGlobe, Inc.*	2,761
143	Dollar Thrifty Automotive Group, Inc.*	10,532
327	EMCOR Group, Inc.	9,427
248	EnerSys*	7,187
130	ESCO Technologies, Inc.	3,909
150	Esterline Technologies Corp.*	9,173
145	Forward Air Corp.	5,075
96	Franklin Electric Co., Inc.	4,806
205	FTI Consulting, Inc.*	8,778
230	GATX Corp.	9,876
137	Generac Holdings, Inc.*	3,981
256	General Cable Corp.*	7,900
198	Genesee & Wyoming, Inc., Class A*	12,296
318	Geo Group, Inc./The*	5,590
646	GrafTech International Ltd.*	10,607
169	Granite Construction, Inc.	4,501
396	Harsco Corp.	8,803
309	Healthcare Services Group, Inc.	5,775
263	Heartland Express, Inc.	3,898
63	HEICO Corp.	3,503
113	HEICO Corp., Class A	4,356
287	Herman Miller, Inc.	6,062
485	Hexcel Corp.*	12,159
183	HNI Corp.	4,965
183	HUB Group, Inc., Class A*	6,264
112	Huron Consulting Group, Inc.*	4,198
260	II-VI, Inc.*	5,983
287	Interface, Inc., Class A	3,814
1,225	JetBlue Airways Corp.*	7,264
130	Kaman Corp.	4,052
154	KAR Auction Services, Inc.*	2,270
159	Kaydon Corp.	5,425
280	Knight Transportation, Inc.	4,931
232	Korn/Ferry International*	3,812
231	Landstar System, Inc.	11,816
240	Lennox International, Inc.	8,688
647	Manitowoc Co., Inc./The	8,696
313	MasTec, Inc.*	5,099
463	Meritor, Inc.*	2,908
92	Middleby Corp.*	8,846
159	Mine Safety Appliances Co.	5,428
189	Mobile Mini, Inc.*	3,931
207	Moog, Inc., Class A*	8,822
186	Mueller Industries, Inc.	8,223
269	Old Dominion Freight Line, Inc.*	11,465
288	Orbital Sciences Corp.*	4,173
447	Oshkosh Corp.*	10,853
199	Polypore International, Inc.*	7,578
84	Portfolio Recovery Associates, Inc.*	5,456
110	Quad/Graphics, Inc.	1,293
89	Raven Industries, Inc.	5,775
107	RBC Bearings, Inc.*	4,845
190	Regal-Beloit Corp.	10,786
188	Robbins & Myers, Inc.	9,129
310	RSC Holdings, Inc.*	6,569
54	Sauer-Danfoss, Inc.*	2,722
356	Shaw Group, Inc./The*	9,662
198	Simpson Manufacturing Co., Inc.	6,411
256	SkyWest, Inc.	3,277
135	Spirit Airlines, Inc.*	2,267
427	Steelcase, Inc., Class A	3,719
391	Swift Transportation Co.*	4,508
208	SYKES Enterprises, Inc.*	3,646
113	TAL International Group, Inc.	3,764
181	Teledyne Technologies, Inc.*	10,274
540	Terex Corp.*	10,692
307	Tetra Tech, Inc.*	7,101
90	Textainer Group Holdings Ltd.	2,843
207	Titan International, Inc.	4,997

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
152	Toro Co./The	$9,635
392	Trinity Industries, Inc.	12,332
74	Unifirst Corp.	4,468
308	United Rentals, Inc.*	11,778
211	United Stationers, Inc.	6,822
794	US Airways Group, Inc.*	6,701
327	USG Corp.*	4,199
502	UTi Worldwide, Inc.	7,475
111	Valmont Industries, Inc.	11,645
124	Watsco, Inc.	8,552
149	Watts Water Technologies, Inc., Class A	5,744
255	Werner Enterprises, Inc.	6,663
213	WESCO International, Inc.*	13,394
287	Woodward, Inc.	12,048
129	Zipcar, Inc.*	2,046
		816,389
	Information Technology - 17.9%
209	3D Systems Corp.*	3,996
164	ACI Worldwide, Inc.*	4,982
402	Acxiom Corp.*	5,515
319	ADTRAN, Inc.	11,047
163	Advent Software, Inc.*	4,279
88	Aeroflex Holding Corp.*	1,115
536	Amkor Technology, Inc.*	3,071
144	Ancestry.com, Inc.*	4,262
150	Anixter International, Inc.*	9,826
480	AOL, Inc.*	7,781
588	Arris Group, Inc.*	6,868
464	Aspen Technology, Inc.*	8,357
253	AVX Corp.	3,329
217	Bankrate, Inc.*	5,076
294	Benchmark Electronics, Inc.*	5,057
220	Blackbaud, Inc.	6,695
209	Blue Coat Systems, Inc.*	5,384
75	Booz Allen Hamilton Holding Corp.*	1,320
178	Bottomline Technologies, Inc.*	4,867
110	BroadSoft, Inc.*	3,067
2,303	Brocade Communications Systems, Inc.*	12,920
116	Cabot Microelectronics Corp.*	5,849
130	CACI International, Inc., Class A*	7,630
215	Cardtronics, Inc.*	5,493
239	Cavium, Inc.*	7,681
472	Ciena Corp.*	6,868
322	Cirrus Logic, Inc.*	6,578
189	Cognex Corp.	7,853
124	Coherent, Inc.*	6,929
201	CommVault Systems, Inc.*	9,447
1,078	Compuware Corp.*	8,452
116	Comtech Telecommunications Corp.	3,580
1,010	Comverse Technology, Inc.*	6,363
517	Convergys Corp.*	6,881
524	CoreLogic, Inc.*	7,441
140	Cymer, Inc.*	6,971
204	DealerTrack Holdings, Inc.*	5,575
309	Diebold, Inc.	9,792
184	Digital River, Inc.*	2,946
172	Diodes, Inc.*	4,434
182	DST Systems, Inc.	8,883
531	Earthlink, Inc.	3,829
191	EchoStar Corp., Class A*	5,010
662	Entegris, Inc.*	6,342
240	Euronet Worldwide, Inc.*	4,406
191	Fair Isaac Corp.	6,922
629	Fairchild Semiconductor International, Inc.*	8,793
185	FEI Co.*	8,151
442	Finisar Corp.*	8,955
158	FleetCor Technologies, Inc.*	5,370
71	Forrester Research, Inc.*	2,481
111	Fusion-io, Inc.*	2,565
625	GT Advanced Technologies, Inc.*	5,387
180	Heartland Payment Systems, Inc.	4,320
166	Higher One Holdings, Inc.*	2,812
139	Hittite Microwave Corp.*	7,648
156	iGate Corp.*	2,842
720	Integrated Device Technology, Inc.*	4,565
224	InterDigital, Inc.	8,360
342	International Rectifier Corp.*	7,798
619	Intersil Corp., Class A	6,970
200	Itron, Inc.*	7,758
247	Ixia*	3,016
228	j2 Global, Inc.	6,147
209	JDA Software Group, Inc.*	6,159
416	Lender Processing Services, Inc.	6,918
391	Lexmark International, Inc., Class A	13,646
103	Liquidity Services, Inc.*	3,555
114	Littelfuse, Inc.	5,781
110	LogMeIn, Inc.*	4,381
60	Loral Space & Communications, Inc.*	4,138
102	Manhattan Associates, Inc.*	4,477
115	Mantech International Corp., Class A	4,042
169	MAXIMUS, Inc.	7,610
1,134	MEMC Electronic Materials, Inc.*	5,182
465	Mentor Graphics Corp.*	6,450
426	Microsemi Corp.*	8,426
41	MicroStrategy, Inc., Class A*	4,720
259	MKS Instruments, Inc.	7,809
52	MoneyGram International, Inc.*	965
639	Monster Worldwide, Inc.*	4,601
185	Netgear, Inc.*	7,367
170	Netscout Systems, Inc.*	3,512
146	NetSuite, Inc.*	6,114
322	NeuStar, Inc., Class A*	11,756
315	NIC, Inc.	3,941
294	Omnivision Technologies, Inc.*	3,913
116	OpenTable, Inc.*	5,588
71	Opnet Technologies, Inc.	2,517
97	OSI Systems, Inc.*	5,212
80	Pegasystems, Inc.	2,269
230	Plantronics, Inc.	8,565
175	Plexus Corp.*	6,344
1,149	PMC - Sierra, Inc.*	7,468
142	Power Integrations, Inc.	5,111
316	Progress Software Corp.*	7,372
373	QLIK Technologies, Inc.*	10,519
513	QLogic Corp.*	8,885
294	Quest Software, Inc.*	5,983
493	Rambus, Inc.*	3,594
157	RealPage, Inc.*	4,038
1,361	RF Micro Devices, Inc.*	6,791
139	Rofin-Sinar Technologies, Inc.*	3,943
394	Sanmina-SCI Corp.*	4,326
537	Sapient Corp.	6,927
133	Scansource, Inc.*	4,997
323	Semtech Corp.*	9,205
188	ServiceSource International, Inc.*	3,181
207	Silicon Laboratories, Inc.*	9,075
283	SolarWinds, Inc.*	8,946
1,029	Sonus Networks, Inc.*	2,655
168	SS&C Technologies Holdings, Inc.*	3,153
412	SuccessFactors, Inc.*	16,398
222	SunPower Corp.*	1,521

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
159	Synaptics, Inc.*	$6,091
149	Synchronoss Technologies, Inc.*	4,980
120	SYNNEX Corp.*	4,342
76	Syntel, Inc.	3,566
428	Take-Two Interactive Software, Inc.*	6,677
204	Taleo Corp., Class A*	7,346
214	Tech Data Corp.*	11,111
141	TeleTech Holdings, Inc.*	2,391
1,636	Tellabs, Inc.	6,217
253	Tessera Technologies, Inc.*	5,009
595	TiVo, Inc.*	6,176
812	TriQuint Semiconductor, Inc.*	4,864
263	TTM Technologies, Inc.*	3,227
147	Tyler Technologies, Inc.*	5,164
35	Ubiquiti Networks, Inc.*	850
128	Ultimate Software Group, Inc.*	8,536
193	Unisys Corp.*	4,047
198	Universal Display Corp.*	8,338
391	ValueClick, Inc.*	6,819
191	Veeco Instruments, Inc.*	4,662
110	Verint Systems, Inc.*	3,114
208	Viasat, Inc.*	9,888
206	VirnetX Holding Corp.*	4,783
708	Vishay Intertechnology, Inc.*	8,694
190	VistaPrint N.V.*	6,798
292	WebMD Health Corp.*	8,188
197	Websense, Inc.*	3,723
191	Wright Express Corp.*	10,452
266	Zebra Technologies Corp., Class A*	10,071
18	Zillow, Inc.*	531
		861,608
	Materials - 5.0%
364	AbitibiBowater, Inc.*	5,274
538	AK Steel Holding Corp.	5,079
132	AMCOL International Corp.	3,770
142	Balchem Corp.	5,373
194	Buckeye Technologies, Inc.	6,505
296	Cabot Corp.	10,715
276	Calgon Carbon Corp.*	4,510
218	Carpenter Technology Corp.	11,441
309	Century Aluminum Co.*	3,099
475	Chemtura Corp.*	6,674
113	Clearwater Paper Corp.*	4,127
442	Coeur d'Alene Mines Corp.*	12,226
569	Commercial Metals Co.	8,159
245	Cytec Industries, Inc.	12,216
62	Deltic Timber Corp.	4,223
222	Eagle Materials, Inc.	6,529
260	Globe Specialty Metals, Inc.	3,557
633	Graphic Packaging Holding Co.*	3,171
121	Greif, Inc., Class A	5,862
244	H.B. Fuller Co.	6,983
1,375	Hecla Mining Co.	7,233
107	Innophos Holdings, Inc.	5,341
259	Intrepid Potash, Inc.*	6,188
82	Kaiser Aluminum Corp.	4,049
650	Louisiana-Pacific Corp.*	5,538
87	Minerals Technologies, Inc.	5,520
352	Olin Corp.	7,814
159	OM Group, Inc.*	4,314
447	PolyOne Corp.	6,446
148	RTI International Metals, Inc.*	3,725
119	Schnitzer Steel Industries, Inc., Class A	5,192
79	Schweitzer-Mauduit International, Inc.	5,493
247	Sensient Technologies Corp.	9,786
599	Solutia, Inc.*	16,473
568	Stillwater Mining Co.*	7,316
117	Texas Industries, Inc.	3,657
265	Worthington Industries, Inc.	4,879
		238,457
	Telecommunication Services - 0.5%
114	AboveNet, Inc.*	7,575
722	Clearwire Corp., Class A*	1,220
71	NTELOS Holdings Corp.	1,621
500	Telephone & Data Systems, Inc.	13,163
710	Vonage Holdings Corp.*	1,797
		25,376
	Utilities - 4.0%
160	Allete, Inc.	6,632
286	Avista Corp.	7,247
195	Black Hills Corp.	6,583
76	CH Energy Group, Inc.	4,323
301	Cleco Corp.	11,968
206	El Paso Electric Co.	7,169
207	Empire District Electric Co./The	4,312
3,806	GenOn Energy, Inc.*	8,107
473	Hawaiian Electric Industries, Inc.	12,274
245	IDACORP, Inc.	10,327
103	Laclede Group, Inc./The	4,291
114	MGE Energy, Inc.	5,114
205	New Jersey Resources Corp.	9,783
131	Northwest Natural Gas Co.	6,229
177	NorthWestern Corp.	6,220
89	Ormat Technologies, Inc.	1,446
354	Piedmont Natural Gas Co., Inc.	11,654
387	PNM Resources, Inc.	6,892
371	Portland General Electric Co.	9,253
147	South Jersey Industries, Inc.	8,067
226	Southwest Gas Corp.	9,447
249	UIL Holdings Corp.	8,610
181	Unisource Energy Corp.	6,744
400	Vectren Corp.	11,436
253	WGL Holdings, Inc.	10,790
		194,918
	Total Common Stocks
	(Cost $4,876,720)	4,821,146

No. of Rights
	Rights - 0.0%†
234	Pilgrim's Pride Corp., expiring 02/17/12 at $4.50*	43
	Total Rights
	(Cost $–)	43

Shares
	Money Market Fund - 0.0%†
702	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $702)	702
	Total Investment Securities
	(Cost $4,877,422) — 100.0%	4,821,891
	Other assets less liabilities — 0.0%†	871
	Net Assets — 100.0%	$4,822,762

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,605
Aggregate gross unrealized depreciation	(425,488)
Net unrealized depreciation	$(67,883)
Federal income tax cost of investments	$4,889,774

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Basic Materials Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aluminum - 2.3%
8,938	Alcoa, Inc.	$90,810
530	Century Aluminum Co.*	5,316
140	Kaiser Aluminum Corp.	6,913
		103,039
	Building Products - 2.2%
181	Armstrong World Industries, Inc.*	8,453
409	Lennox International, Inc.	14,806
3,027	Masco Corp.	36,536
955	Owens Corning*	32,231
557	USG Corp.*	7,152
		99,178
	Coal & Consumable Fuels - 5.0%
1,890	Alpha Natural Resources, Inc.*	38,027
1,794	Arch Coal, Inc.	25,888
512	Cloud Peak Energy, Inc.*	9,702
1,899	Consol Energy, Inc.	67,870
770	Patriot Coal Corp.*	5,852
2,276	Peabody Energy Corp.	77,589
		224,928
	Commodity Chemicals - 0.3%
165	Kronos Worldwide, Inc.	3,799
165	Westlake Chemical Corp.	9,644
		13,443
	Construction Materials - 2.0%
377	Eagle Materials, Inc.	11,087
381	Martin Marietta Materials, Inc.	31,436
199	Texas Industries, Inc.	6,221
980	Vulcan Materials Co.	42,983
		91,727
	Diversified Chemicals - 23.0%
505	Cabot Corp.	18,281
9,869	Dow Chemical Co./The	330,710
7,842	E.I. du Pont de Nemours & Co.	399,079
1,089	Eastman Chemical Co.	54,798
592	FMC Corp.	54,867
1,620	Huntsman Corp.	20,623
599	Olin Corp.	13,298
1,298	PPG Industries, Inc.	116,275
1,024	Solutia, Inc.*	28,160
		1,036,091
	Diversified Metals & Mining - 10.2%
225	AMCOL International Corp.	6,426
275	Compass Minerals International, Inc.	20,094
7,912	Freeport-McMoRan Copper & Gold, Inc.	365,613
442	Globe Specialty Metals, Inc.	6,047
515	Molycorp, Inc.*	15,955
710	Titanium Metals Corp.	10,920
525	Walter Energy, Inc.	36,293
		461,348
	Fertilizers & Agricultural Chemicals - 14.3%
597	CF Industries Holdings, Inc.	105,896
440	Intrepid Potash, Inc.*	10,512
4,496	Monsanto Co.	368,897
2,573	Mosaic Co./The	144,011
357	Scotts Miracle-Gro Co./The, Class A	16,907
		646,223
	Forest Products - 0.4%
106	Deltic Timber Corp.	7,221
1,117	Louisiana-Pacific Corp.*	9,517
		16,738
	Gold - 6.9%
687	Allied Nevada Gold Corp.*	24,684
4,065	Newmont Mining Corp.	249,916
457	Royal Gold, Inc.	34,796
		309,396
	Industrial Gases - 3.3%
1,669	Air Products & Chemicals, Inc.	146,922

	Industrial Machinery - 0.3%
675	Harsco Corp.	15,005

	Multi-Utilities - 0.7%
1,460	MDU Resources Group, Inc.	31,215

	Paper Packaging - 1.2%
843	Sonoco Products Co.	26,386
904	Temple-Inland, Inc.	28,828
		55,214
	Paper Products - 3.8%
620	AbitibiBowater, Inc.*	8,984
331	Buckeye Technologies, Inc.	11,098
193	Clearwater Paper Corp.*	7,048
306	Domtar Corp.	26,432
3,398	International Paper Co.	105,814
135	Schweitzer-Mauduit International, Inc.	9,387
		168,763
	Precious Metals & Minerals - 1.0%
754	Coeur d'Alene Mines Corp.*	20,856
2,363	Hecla Mining Co.	12,429
971	Stillwater Mining Co.*	12,506
		45,791
	Specialty Chemicals - 15.5%
746	Albemarle Corp.	47,975
597	Ashland, Inc.	37,647
243	Balchem Corp.	9,195
1,317	Celanese Corp.	64,151
810	Chemtura Corp.*	11,381
417	Cytec Industries, Inc.	20,792
2,276	Ecolab, Inc.	137,561
415	H.B. Fuller Co.	11,877
183	Innophos Holdings, Inc.	9,135
675	International Flavors & Fragrances, Inc.	37,672
148	Minerals Technologies, Inc.	9,391
79	NewMarket Corp.	17,079
272	OM Group, Inc.*	7,379
766	PolyOne Corp.	11,046
580	Rockwood Holdings, Inc.*	29,290
1,102	RPM International, Inc.	27,583
420	Sensient Technologies Corp.	16,640
734	Sherwin-Williams Co./The	71,587
868	Sigma-Aldrich Corp.	59,059
47	Valhi, Inc.	2,530
731	Valspar Corp.	31,608
518	W.R. Grace & Co.*	27,734
		698,312
	Steel - 7.4%
921	AK Steel Holding Corp.	8,694
1,202	Cliffs Natural Resources, Inc.	86,844
974	Commercial Metals Co.	13,967
2,397	Nucor Corp.	106,643
624	Reliance Steel & Aluminum Co.	33,197
203	Schnitzer Steel Industries, Inc., Class A	8,857
1,835	Steel Dynamics, Inc.	29,268
1,205	United States Steel Corp.	36,379
454	Worthington Industries, Inc.	8,358
		332,207

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Basic Materials Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Trading Companies & Distributors - 0.2%
388	Beacon Roofing Supply, Inc.*	$8,870

	Total Common Stocks
	(Cost $4,765,055)	4,504,410
	Total Investment Securities
	(Cost $4,765,055) — 100.0%	4,504,410
	Other assets less liabilities — 0.0%†	95
	Net Assets — 100.0%	$4,504,505

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$310,836
Aggregate gross unrealized depreciation	(584,791)
Net unrealized depreciation	$(273,955)
Federal income tax cost of investments	$4,778,365

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Communication Services Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Alternative Carriers - 3.3%
474	AboveNet, Inc.*	$31,497
3,175	Level 3 Communications, Inc.*	58,896
3,053	tw telecom, inc.*	61,518
2,894	Vonage Holdings Corp.*	7,322
		159,233
	Application Software - 0.5%
2,425	TiVo, Inc.*	25,171

	Cable & Satellite - 32.6%
998	AMC Networks, Inc., Class A*	42,674
4,640	Cablevision Systems Corp., Class A	67,512
762	Charter Communications, Inc., Class A*	43,922
14,843	Comcast Corp., Class A	394,675
8,040	Comcast Corp., Special, Class A	204,940
5,073	DIRECTV, Class A*	228,336
4,179	DISH Network Corp., Class A	116,678
2,509	Liberty Global, Inc.*	110,797
2,891	Liberty Global, Inc., Class A*	132,639
3,101	Time Warner Cable, Inc.	228,606
		1,570,779
	Communications Equipment - 0.7%
917	InterDigital, Inc.	34,222

	Data Processing & Outsourced Services - 1.0%
1,316	NeuStar, Inc., Class A*	48,047

	Integrated Telecommunication Services - 41.5%
31,881	AT&T, Inc.	937,620
5,981	CenturyLink, Inc.	221,477
20,052	Frontier Communications Corp.	85,823
16,287	Verizon Communications, Inc.	613,368
11,616	Windstream Corp.	140,205
		1,998,493
	Internet Software & Services - 2.7%
2,167	Earthlink, Inc.	15,624
958	Equinix, Inc.*	114,922
		130,546
	Specialized REITs - 4.8%
3,645	American Tower Corp.	231,494

	Wireless Telecommunication Services - 12.9%
2,942	Clearwire Corp., Class A*	4,972
3,789	Crown Castle International Corp.*	183,691
6,432	MetroPCS Communications, Inc.*	56,859
3,443	NII Holdings, Inc.*	69,239
302	NTELOS Holdings Corp.	6,894
2,251	SBA Communications Corp., Class A*	102,916
60,431	Sprint Nextel Corp.*	128,114
2,046	Telephone & Data Systems, Inc.	53,800
310	United States Cellular Corp.*	14,220
		620,705
	Total Common Stocks
	(Cost $4,827,788)	4,818,690
	Total Investment Securities
	(Cost $4,827,788) — 100.0%	4,818,690
	Liabilities in excess of other assets — (0.0%)†	(151)
	Net Assets — 100.0%	$4,818,539

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,406
Aggregate gross unrealized depreciation	(347,680)
Net unrealized depreciation	$(165,274)
Federal income tax cost of investments	$4,983,964

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Consumer Cyclical Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Advertising - 1.4%
100	Arbitron, Inc.	$3,571
150	Clear Channel Outdoor Holdings, Inc., Class A*	1,815
1,687	Interpublic Group of Cos., Inc./The	17,427
213	Lamar Advertising Co., Class A*	6,094
1,009	Omnicom Group, Inc.	46,020
		74,927
	Apparel Retail - 6.1%
323	Abercrombie & Fitch Co., Class A	14,839
295	Aeropostale, Inc.*	4,829
715	American Eagle Outfitters, Inc.	10,074
190	Ann, Inc.*	4,610
233	Ascena Retail Group, Inc.*	8,241
100	Buckle, Inc./The	4,363
630	Chico's FAS, Inc.	7,207
92	Childrens Place Retail Stores, Inc./The*	4,590
225	Collective Brands, Inc.*	3,749
96	DSW, Inc., Class A	4,797
266	Express, Inc.*	5,756
185	Finish Line, Inc./The, Class A	3,913
567	Foot Locker, Inc.	14,878
933	Gap, Inc./The	17,708
87	Genesco, Inc.*	5,313
235	Guess?, Inc.	7,050
100	JoS. A. Bank Clothiers, Inc.*	4,775
931	Ltd. Brands, Inc.	38,972
188	Men's Wearhouse, Inc./The	6,484
859	Ross Stores, Inc.	43,654
1,379	TJX Cos., Inc.	93,965
445	Urban Outfitters, Inc.*	11,793
		321,560
	Apparel, Accessories & Luxury Goods - 4.5%
185	Carter's, Inc.*	7,755
1,057	Coach, Inc.	74,043
54	Columbia Sportswear Co.	2,476
196	Fossil, Inc.*	18,630
352	Hanesbrands, Inc.*	8,659
268	Iconix Brand Group, Inc.*	4,934
314	Jones Group, Inc./The	2,867
226	PVH Corp.	17,445
225	Ralph Lauren Corp.	34,200
94	True Religion Apparel, Inc.*	3,407
144	Under Armour, Inc., Class A*	11,465
86	Vera Bradley, Inc.*	3,081
317	VF Corp.	41,682
157	Warnaco Group, Inc./The*	9,145
		239,789
	Auto Parts & Equipment - 3.4%
400	BorgWarner, Inc.*	29,852
535	Dana Holding Corp.*	7,945
92	Federal-Mogul Corp.*	1,526
522	Gentex Corp.	14,026
2,486	Johnson Controls, Inc.	78,980
374	Lear Corp.	15,671
221	Tenneco, Inc.*	7,094
380	TRW Automotive Holdings Corp.*	14,258
189	Visteon Corp.*	9,072
		178,424
	Automobile Manufacturers - 4.4%
13,631	Ford Motor Co.	169,297
2,112	General Motors Co.*	50,730
199	Tesla Motors, Inc.*	5,785
173	Thor Industries, Inc.	5,304
		231,116
	Automotive Retail - 2.6%
270	Advance Auto Parts, Inc.	20,693
128	AutoNation, Inc.*	4,577
109	AutoZone, Inc.*	37,919
826	CarMax, Inc.*	25,135
83	Group 1 Automotive, Inc.	4,427
112	Monro Muffler Brake, Inc.	4,697
469	O'Reilly Automotive, Inc.*	38,228
164	Penske Automotive Group, Inc.	3,671
		139,347
	Broadcasting - 3.0%
2,285	CBS Corp., Class B	65,077
198	CTC Media, Inc.	1,984
515	Discovery Communications, Inc., Class A*	22,083
426	Discovery Communications, Inc., Class C*	16,550
430	Liberty Media Corp. - Liberty Capital, Class A*	35,436
228	Pandora Media, Inc.*	3,008
322	Scripps Networks Interactive, Inc., Class A	13,962
190	Sinclair Broadcast Group, Inc., Class A	2,333
		160,433
	Cable & Satellite - 0.6%
14,360	Sirius XM Radio, Inc.*	30,012

	Casinos & Gaming - 2.7%
48	Churchill Downs, Inc.	2,686
1,440	Las Vegas Sands Corp.*	70,718
1,179	MGM Resorts International*	15,386
248	Penn National Gaming, Inc.*	10,153
224	Scientific Games Corp., Class A*	2,507
204	WMS Industries, Inc.*	4,466
324	Wynn Resorts Ltd.	37,334
		143,250
	Catalog Retail - 0.8%
151	HSN, Inc.	5,389
2,094	Liberty Interactive Corp., Class A*	35,849
		41,238
	Computer & Electronics Retail - 0.8%
1,080	Best Buy Co., Inc.	25,866
509	GameStop Corp., Class A*	11,890
365	RadioShack Corp.	2,621
		40,377
	Construction & Farm Machinery & Heavy Trucks - 0.3%
344	Meritor, Inc.*	2,160
154	Titan International, Inc.	3,718
240	WABCO Holdings, Inc.*	12,444
		18,322
	Consumer Finance - 0.1%
160	Ezcorp, Inc., Class A*	4,291

	Department Stores - 3.1%
128	Dillard's, Inc., Class A	5,664
546	J.C. Penney Co., Inc.	22,686
929	Kohl's Corp.	42,725
1,557	Macy's, Inc.	52,455
604	Nordstrom, Inc.	29,826
410	Saks, Inc.*	4,092
169	Sears Holdings Corp.*	7,123
		164,571

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Consumer Cyclical Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Distributors - 0.1%
178	Pool Corp.	$6,057

	Diversified Support Services - 0.6%
409	Cintas Corp.	15,153
212	Copart, Inc.*	9,973
115	KAR Auction Services, Inc.*	1,695
55	Unifirst Corp.	3,321
		30,142
	Electronic Components - 0.1%
194	Dolby Laboratories, Inc., Class A*	7,056

	Footwear - 3.3%
327	Crocs, Inc.*	6,219
141	Deckers Outdoor Corp.*	11,400
1,379	NIKE, Inc., Class B	143,402
141	Skechers U.S.A., Inc., Class A*	1,715
143	Steven Madden Ltd.*	5,883
177	Wolverine World Wide, Inc.	6,919
		175,538
	Home Furnishings - 0.7%
523	Leggett & Platt, Inc.	11,224
202	Mohawk Industries, Inc.*	12,354
241	Tempur-Pedic International, Inc.*	16,077
		39,655
	Home Improvement Retail - 7.0%
5,638	Home Depot, Inc./The	250,271
4,610	Lowe's Cos., Inc.	123,686
		373,957
	Homebuilding - 1.2%
1,015	D.R. Horton, Inc.	14,129
569	Lennar Corp., Class A	12,228
134	MDC Holdings, Inc.	2,656
18	NVR, Inc.*	12,478
1,235	PulteGroup, Inc.*	9,201
548	Toll Brothers, Inc.*	11,952
		62,644
	Homefurnishing Retail - 1.5%
895	Bed Bath & Beyond, Inc.*	54,326
400	Pier 1 Imports, Inc.*	6,220
203	Select Comfort Corp.*	5,091
345	Williams-Sonoma, Inc.	12,372
		78,009
	Hotels, Resorts & Cruise Lines - 3.3%
1,466	Carnival Corp.	44,273
119	Choice Hotels International, Inc.	4,324
154	Gaylord Entertainment Co.*	4,320
145	Hyatt Hotels Corp., Class A*	6,180
148	Interval Leisure Group, Inc.*	2,013
1,070	Marriott International, Inc., Class A	36,861
345	Orient-Express Hotels Ltd., Class A*	2,919
500	Royal Caribbean Cruises Ltd.	13,590
714	Starwood Hotels & Resorts Worldwide, Inc.	38,727
563	Wyndham Worldwide Corp.	22,385
		175,592
	Housewares & Specialties - 0.2%
337	Jarden Corp.	11,354

	Industrial Conglomerates - 0.2%
223	Carlisle Cos., Inc.	10,644

	Internet Retail - 7.2%
1,289	Amazon.com, Inc.*	250,633
366	Expedia, Inc.	11,848
191	Netflix, Inc.*	22,958
182	priceline.com, Inc.*	96,365
110	Shutterfly, Inc.*	2,609
		384,413
	Internet Software & Services - 2.5%
4,050	eBay, Inc.*	127,980
140	VistaPrint N.V.*	5,009
		132,989
	Leisure Facilities - 0.5%
100	International Speedway Corp., Class A	2,579
147	Life Time Fitness, Inc.*	7,224
200	Six Flags Entertainment Corp.	8,766
132	Vail Resorts, Inc.	5,756
		24,325
	Leisure Products - 1.4%
324	Brunswick Corp.	6,914
441	Hasbro, Inc.	15,395
1,238	Mattel, Inc.	38,378
237	Polaris Industries, Inc.	15,263
		75,950
	Metal & Glass Containers - 1.5%
227	Aptargroup, Inc.	11,899
598	Ball Corp.	23,477
553	Crown Holdings, Inc.*	19,947
90	Greif, Inc., Class A	4,361
603	Owens-Illinois, Inc.*	14,502
171	Silgan Holdings, Inc.	7,107
		81,293
	Motorcycle Manufacturers - 0.7%
865	Harley-Davidson, Inc.	38,224

	Movies & Entertainment - 12.4%
359	Cinemark Holdings, Inc.	7,079
250	DreamWorks Animation SKG, Inc., Class A*	4,437
577	Live Nation Entertainment, Inc.*	5,932
226	Madison Square Garden Co./The, Class A*	6,484
6,637	News Corp., Class A	124,975
1,591	News Corp., Class B	30,977
289	Regal Entertainment Group, Class A	3,598
3,660	Time Warner, Inc.	135,640
38	Viacom, Inc., Class A	2,005
1,913	Viacom, Inc., Class B	89,987
6,304	Walt Disney Co./The	245,226
102	World Wrestling Entertainment, Inc., Class A	968
		657,308
	Office Services & Supplies - 0.1%
213	Interface, Inc., Class A	2,831

	Paper Packaging - 1.0%
378	Bemis Co., Inc.	11,824
470	Graphic Packaging Holding Co.*	2,355
374	Packaging Corp. of America	10,524
260	Rock-Tenn Co., Class A	16,083
701	Sealed Air Corp.	13,971
		54,757
	Paper Products - 0.3%
624	MeadWestvaco Corp.	18,371

	Publishing - 1.6%
879	Gannett Co., Inc.	12,456
187	John Wiley & Sons, Inc., Class A	8,488
1,073	McGraw-Hill Cos., Inc./The	49,358

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Consumer Cyclical Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
133	Meredith Corp.	$4,188
471	New York Times Co./The, Class A*	3,509
89	Scholastic Corp.	2,626
172	Valassis Communications, Inc.*	3,913
		84,538
	Restaurants - 14.2%
86	BJ's Restaurants, Inc.*	4,303
111	Bob Evans Farms, Inc.	3,922
294	Brinker International, Inc.	7,600
67	Buffalo Wild Wings, Inc.*	4,459
197	Cheesecake Factory, Inc./The*	5,827
114	Chipotle Mexican Grill, Inc.*	41,871
84	Cracker Barrel Old Country Store, Inc.	4,407
482	Darden Restaurants, Inc.	22,109
60	DineEquity, Inc.*	2,851
202	Domino's Pizza, Inc.*	6,595
158	Dunkin' Brands Group, Inc.*	4,369
170	Jack in the Box, Inc.*	3,604
3,773	McDonald's Corp.	373,716
103	Panera Bread Co., Class A*	15,270
70	Papa John's International, Inc.*	2,712
78	PF Chang's China Bistro, Inc.	2,540
2,719	Starbucks Corp.	130,322
232	Texas Roadhouse, Inc.	3,517
1,138	Wendy's Co./The	5,337
1,709	Yum! Brands, Inc.	108,231
		753,562
	Specialized Consumer Services - 1.2%
112	Coinstar, Inc.*	5,570
1,116	H&R Block, Inc.	18,258
229	Hillenbrand, Inc.	5,370
107	Matthews International Corp., Class A	3,527
211	Regis Corp.	3,617
834	Service Corp. International	9,257
246	Sotheby's	8,248
110	Weight Watchers International, Inc.	8,374
		62,221
	Specialty Stores - 3.1%
179	Cabela's, Inc.*	4,668
349	Dick's Sporting Goods, Inc.	14,382
100	Hibbett Sports, Inc.*	4,793
416	PetSmart, Inc.	22,139
441	Sally Beauty Holdings, Inc.*	9,093
2,609	Staples, Inc.	38,170
467	Tiffany & Co.	29,795
261	Tractor Supply Co.	21,081
181	Ulta Salon Cosmetics & Fragrance, Inc.*	13,796
101	Vitamin Shoppe, Inc.*	4,317
		162,234
	Tires & Rubber - 0.3%
228	Cooper Tire & Rubber Co.	3,434
894	Goodyear Tire & Rubber Co./The*	11,622
		15,056
	Trucking - 0.0%†
96	Zipcar, Inc.*	1,523

	Total Common Stocks
	(Cost $4,957,956)	5,307,900

	Money Market Fund - 0.0%†
1,247	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $1,247)	1,247
	Total Investment Securities
	(Cost $4,959,203) — 100.0%	5,309,147
	Other assets less liabilities — 0.0%†	728
	Net Assets — 100.0%	$5,309,875

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$604,788
Aggregate gross unrealized depreciation	(259,883)
Net unrealized appreciation	$344,905
Federal income tax cost of investments	$4,964,242

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Consumer Defensive Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 2.2%
2,279	Archer-Daniels-Midland Co.	$65,248
550	Bunge Ltd.	31,498
283	Corn Products International, Inc.	15,704
142	Fresh Del Monte Produce, Inc.	3,476
		115,926
	Brewers - 0.5%
32	Boston Beer Co., Inc./The, Class A*	3,202
580	Molson Coors Brewing Co., Class B	24,876
		28,078
	Distillers & Vintners - 1.4%
574	Beam, Inc.	30,026
70	Brown-Forman Corp., Class A	5,563
331	Brown-Forman Corp., Class B	26,880
701	Constellation Brands, Inc., Class A*	14,651
		77,120
	Drug Retail - 6.0%
5,027	CVS Caremark Corp.	209,877
2,283	Rite Aid Corp.*	3,174
3,281	Walgreen Co.	109,454
		322,505
	Education Services - 1.0%
436	Apollo Group, Inc., Class A*	22,851
67	Bridgepoint Education, Inc.*	1,648
229	Career Education Corp.*	2,315
219	DeVry, Inc.	8,269
100	Education Management Corp.*	2,553
101	ITT Educational Services, Inc.*	6,653
133	K12, Inc.*	2,978
45	Strayer Education, Inc.	4,896
		52,163
	Food Distributors - 1.4%
2,202	Sysco Corp.	66,302
181	United Natural Foods, Inc.*	7,973
		74,275
	Food Retail - 2.7%
141	Casey's General Stores, Inc.	7,182
115	Fresh Market, Inc./The*	4,952
2,081	Kroger Co./The	49,445
160	Ruddick Corp.	6,454
1,271	Safeway, Inc.	27,937
796	SUPERVALU, Inc.	5,500
42	Weis Markets, Inc.	1,775
585	Whole Foods Market, Inc.	43,308
		146,553
	General Merchandise Stores - 3.8%
245	Big Lots, Inc.*	9,675
458	Dollar General Corp.*	19,515
456	Dollar Tree, Inc.*	38,673
414	Family Dollar Stores, Inc.	23,101
2,287	Target Corp.	116,203
		207,167
	Household Appliances - 0.1%
110	Helen of Troy Ltd.*	3,539
100	iRobot Corp.*	3,304
		6,843
	Household Products - 18.2%
534	Church & Dwight Co., Inc.	24,227
498	Clorox Co./The	34,193
1,673	Colgate-Palmolive Co.	151,774
259	Energizer Holdings, Inc.*	19,974
1,469	Kimberly-Clark Corp.	105,122
10,271	Procter & Gamble Co./The	647,484
		982,774
	Housewares & Specialties - 0.7%
1,100	Newell Rubbermaid, Inc.	20,317
227	Tupperware Brands Corp.	14,265
		34,582
	Hypermarkets & Super Centers - 10.1%
1,620	Costco Wholesale Corp.	133,278
68	Pricesmart, Inc.	4,532
6,620	Wal-Mart Stores, Inc.	406,203
		544,013
	Industrial Conglomerates - 0.0%†
1	Seaboard Corp.*	1,941

	Packaged Foods & Meats - 15.5%
179	B&G Foods, Inc.	4,056
742	Campbell Soup Co.	23,521
1,549	ConAgra Foods, Inc.	41,312
688	Dean Foods Co.*	7,403
82	Diamond Foods, Inc.	2,980
135	Dole Food Co., Inc.*	1,296
516	Flowers Foods, Inc.	9,985
2,262	General Mills, Inc.	90,096
452	Green Mountain Coffee Roasters, Inc.*	24,110
1,203	H.J. Heinz Co.	62,376
136	Hain Celestial Group, Inc./The*	5,248
579	Hershey Co./The	35,365
539	Hormel Foods Corp.	15,512
52	J&J Snack Foods Corp.	2,654
428	J.M. Smucker Co./The	33,718
920	Kellogg Co.	45,558
6,120	Kraft Foods, Inc., Class A	234,396
74	Lancaster Colony Corp.	5,142
448	McCormick & Co., Inc.	22,642
764	Mead Johnson Nutrition Co.	56,605
177	Pilgrim's Pride Corp.*	952
205	Ralcorp Holdings, Inc.*	17,927
76	Sanderson Farms, Inc.	3,872
2,188	Sara Lee Corp.	41,900
572	Smithfield Foods, Inc.*	12,773
233	Snyders-Lance, Inc.	5,357
105	Tootsie Roll Industries, Inc.	2,545
134	TreeHouse Foods, Inc.*	7,576
1,149	Tyson Foods, Inc., Class A	21,417
		838,294
	Personal Products - 2.2%
1,612	Avon Products, Inc.	28,645
102	Elizabeth Arden, Inc.*	3,669
882	Estee Lauder Cos., Inc./The, Class A	51,094
435	Herbalife Ltd.	25,178
219	Nu Skin Enterprises, Inc., Class A	10,939
44	Revlon, Inc., Class A*	694
		120,219
	Publishing - 0.1%
18	Washington Post Co./The, Class B	6,817

	Restaurants - 0.1%
48	Peet's Coffee & Tea, Inc.*	2,919

	Soft Drinks - 18.6%
7,809	Coca-Cola Co./The	527,342
1,165	Coca-Cola Enterprises, Inc.	31,210
801	Dr. Pepper Snapple Group, Inc.	31,095
283	Monster Beverage Corp.*	29,576
5,844	PepsiCo, Inc.	383,776
		1,002,999

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Consumer Defensive Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Specialty Stores - 0.1%
211	GNC Holdings, Inc., Class A*	$5,805
27	Teavana Holdings, Inc.*	512
		6,317
	Tobacco - 15.3%
7,786	Altria Group, Inc.	221,122
505	Lorillard, Inc.	54,232
6,567	Philip Morris International, Inc.	491,015
1,264	Reynolds American, Inc.	49,587
88	Universal Corp.	3,949
148	Vector Group Ltd.	2,577
		822,482
	Total Common Stocks
	(Cost $4,993,358)	5,393,987

No. of Rights
	Rights - 0.0%†
177	Pilgrim's Pride Corp., expiring 02/17/12 at $4.50*	32
	Total Rights
	(Cost $–)	32
	Total Investment Securities
	(Cost $4,993,358) — 100.0%	5,394,019
	Other assets less liabilities — 0.0%†	2,159
	Net Assets — 100.0%	$5,396,178

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$455,737
Aggregate gross unrealized depreciation	(73,142)
Net unrealized appreciation	$382,595
Federal income tax cost of investments	$5,011,424

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Energy Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Diversified Metals & Mining - 0.0%†
—#	SunCoke Energy, Inc.*	$13

	Gas Utilities - 0.9%
342	ONEOK, Inc.	28,441
626	Questar Corp.	12,069
		40,510
	Integrated Oil & Gas - 43.8%
4,884	Chevron Corp.	503,443
3,428	ConocoPhillips	233,824
11,114	Exxon Mobil Corp.	930,686
1,080	Hess Corp.	60,804
683	Murphy Oil Corp.	40,707
2,329	Occidental Petroleum Corp.	232,364
		2,001,828
	Oil & Gas Drilling - 4.0%
199	Atwood Oceanics, Inc.*	9,150
231	Diamond Offshore Drilling, Inc.	14,391
347	Helmerich & Payne, Inc.	21,414
1,015	Nabors Industries Ltd.*	18,899
923	Noble Corp.*	32,157
545	Patterson-UTI Energy, Inc.	10,284
446	Rowan Cos., Inc.*	15,169
1,131	Transocean Ltd.	53,496
170	Unit Corp.*	7,693
		182,653
	Oil & Gas Equipment & Services - 17.5%
1,535	Baker Hughes, Inc.	75,414
103	Basic Energy Services, Inc.*	1,855
122	Bristow Group, Inc.	5,985
860	Cameron International Corp.*	45,752
71	CARBO Ceramics, Inc.	6,905
280	Complete Production Services, Inc.*	9,436
266	Dresser-Rand Group, Inc.*	13,627
128	Dril-Quip, Inc.*	8,444
848	FMC Technologies, Inc.*	43,341
94	Gulfmark Offshore, Inc., Class A*	4,298
3,250	Halliburton Co.	119,535
354	Helix Energy Solutions Group, Inc.*	5,823
110	Hornbeck Offshore Services, Inc.*	3,596
531	Key Energy Services, Inc.*	7,689
108	Lufkin Industries, Inc.	8,124
1,494	National Oilwell Varco, Inc.	110,526
318	Newpark Resources, Inc.*	2,588
383	Oceaneering International, Inc.	18,610
181	Oil States International, Inc.*	14,424
172	RPC, Inc.	2,623
3,668	Schlumberger Ltd.	275,724
77	SEACOR Holdings, Inc.*	7,048
282	Superior Energy Services, Inc.*	8,040
270	TETRA Technologies, Inc.*	2,522
		801,929
	Oil & Gas Exploration & Production - 24.9%
1,759	Anadarko Petroleum Corp.	141,986
1,353	Apache Corp.	133,785
32	Apco Oil and Gas International, Inc.	2,472
183	Berry Petroleum Co., Class A	8,237
152	Bill Barrett Corp.*	4,198
734	Cabot Oil & Gas Corp.	23,415
124	Carrizo Oil & Gas, Inc.*	3,012
2,329	Chesapeake Energy Corp.	49,212
302	Cimarex Energy Co.	17,631
32	Clayton Williams Energy, Inc.*	2,604
168	Comstock Resources, Inc.*	2,023
366	Concho Resources, Inc.*	39,038
47	Contango Oil & Gas Co.*	2,927
204	Continental Resources, Inc.*	16,459
1,421	Denbury Resources, Inc.*	26,800
1,389	Devon Energy Corp.	88,632
256	Energen Corp.	12,331
949	EOG Resources, Inc.	100,727
527	EQT Corp.	26,624
535	EXCO Resources, Inc.	4,205
400	Forest Oil Corp.*	5,200
159	Gulfport Energy Corp.*	5,226
484	Hyperdynamics Corp.*	1,268
869	Kodiak Oil & Gas Corp.*	7,882
2,510	Marathon Oil Corp.	78,789
379	McMoRan Exploration Co.*	4,446
472	Newfield Exploration Co.*	17,846
623	Noble Energy, Inc.	62,717
223	Northern Oil and Gas, Inc.*	5,575
248	Oasis Petroleum, Inc.*	8,368
431	Pioneer Natural Resources Co.	42,798
498	Plains Exploration & Production Co.*	18,785
625	QEP Resources, Inc.	17,900
426	Quicksilver Resources, Inc.*	2,134
569	Range Resources Corp.	32,729
179	Resolute Energy Corp.*	2,014
187	Rosetta Resources, Inc.*	8,974
1,352	SandRidge Energy, Inc.*	10,519
225	SM Energy Co.	16,330
1,223	Southwestern Energy Co.*	38,084
173	Stone Energy Corp.*	4,853
150	Swift Energy Co.*	4,972
537	Ultra Petroleum Corp.*	12,904
128	W&T Offshore, Inc.	2,766
414	Whiting Petroleum Corp.*	20,737
		1,140,134
	Oil & Gas Refining & Marketing - 3.7%
178	Clean Energy Fuels Corp.*	2,663
306	CVR Energy, Inc.*	7,632
54	Delek US Holdings, Inc.	680
685	HollyFrontier Corp.	20,098
1,255	Marathon Petroleum Corp.	47,966
377	Sunoco, Inc.	14,462
506	Tesoro Corp.*	12,665
2,013	Valero Energy Corp.	48,292
193	Western Refining, Inc.	3,190
250	World Fuel Services Corp.	11,345
		168,993
	Oil & Gas Storage & Transportation - 5.2%
256	Cheniere Energy, Inc.*	3,274
2,705	El Paso Corp.	72,684
392	Kinder Morgan, Inc.	12,728
411	Southern Union Co.	17,825
2,288	Spectra Energy Corp.	72,049
2,066	Williams Cos., Inc./The	59,542
		238,102
	Total Common Stocks
	(Cost $4,908,272)	4,574,162

	Money Market Fund - 0.0%†
1,248	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $1,248)	1,248
	Total Investment Securities
	(Cost $4,909,520) — 100.0%	4,575,410
	Liabilities in excess of other assets — (0.0%)†	(1,131)
	Net Assets — 100.0%	$4,574,279

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Energy Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

*	Non-income producing security.
#	Amount represents less than one share.
†	Amount represents less than 0.05%.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,524
Aggregate gross unrealized depreciation	(469,636)
Net unrealized depreciation	$(363,112)
Federal income tax cost of investments	$4,938,522

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Financial Services Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 8.7%
134	Affiliated Managers Group, Inc.*	$13,468
584	Ameriprise Financial, Inc.	31,273
3,203	Bank of New York Mellon Corp./The	64,476
262	BlackRock, Inc.	47,684
54	Cohen & Steers, Inc.	1,824
305	Eaton Vance Corp.	7,835
269	Federated Investors, Inc., Class B	4,595
106	Financial Engines, Inc.*	2,539
385	Franklin Resources, Inc.	40,849
11	GAMCO Investors, Inc., Class A	511
1,163	Invesco Ltd.	26,249
480	Janus Capital Group, Inc.	3,778
353	Legg Mason, Inc.	8,991
561	Northern Trust Corp.	23,119
384	SEI Investments Co.	7,054
1,269	State Street Corp.	49,719
652	T. Rowe Price Group, Inc.	37,712
222	Waddell & Reed Financial, Inc., Class A	6,094
		377,770
	Consumer Finance - 6.0%
2,659	American Express Co.	133,322
1,177	Capital One Financial Corp.	53,848
76	Cash America International, Inc.	3,333
17	Credit Acceptance Corp.*	1,435
112	DFC Global Corp.*	2,207
1,402	Discover Financial Services	38,106
71	First Cash Financial Services, Inc.*	2,858
72	Nelnet, Inc., Class A	1,775
1,312	SLM Corp.	19,615
38	World Acceptance Corp.*	2,421
		258,920
	Data Processing & Outsourced Services - 6.1%
273	Mastercard, Inc., Class A	97,071
27	MoneyGram International, Inc.*	501
1,350	Visa, Inc., Class A	135,864
1,596	Western Union Co./The	30,483
		263,919
	Diversified Banks - 12.2%
517	Comerica, Inc.	14,305
4,933	U.S. Bancorp	139,209
12,860	Wells Fargo & Co.	375,641
		529,155
	Insurance Brokers - 2.3%
843	Aon Corp.	40,827
289	Arthur J. Gallagher & Co.	9,635
300	Brown & Brown, Inc.	6,834
1,397	Marsh & McLennan Cos., Inc.	44,131
		101,427
	Investment Banking & Brokerage - 6.1%
227	BGC Partners, Inc., Class A	1,421
2,655	Charles Schwab Corp./The	30,931
670	E*Trade Financial Corp.*	5,487
1,100	Goldman Sachs Group, Inc./The	122,617
75	Greenhill & Co., Inc.	3,492
371	Jefferies Group, Inc.	5,643
257	Knight Capital Group, Inc., Class A*	3,339
104	LPL Investment Holdings, Inc.*	3,416
3,432	Morgan Stanley	64,007
262	Raymond James Financial, Inc.	9,170
139	Stifel Financial Corp.*	5,012
587	TD Ameritrade Holding Corp.	9,457
		263,992
	Life & Health Insurance - 6.9%
1,216	Aflac, Inc.	58,648
564	CNO Financial Group, Inc.*	3,790
127	Delphi Financial Group, Inc., Class A	5,653
35	FBL Financial Group, Inc., Class A	1,216
795	Lincoln National Corp.	17,124
2,123	MetLife, Inc.	75,006
126	Primerica, Inc.	3,087
761	Principal Financial Group, Inc.	20,783
218	Protective Life Corp.	5,452
1,246	Prudential Financial, Inc.	71,321
115	StanCorp Financial Group, Inc.	4,446
201	Symetra Financial Corp.	1,853
271	Torchmark Corp.	12,376
754	Unum Group	17,214
		297,969
	Mortgage REITs - 0.3%
218	Capstead Mortgage Corp.	2,823
298	Invesco Mortgage Capital, Inc.	4,673
918	MFA Financial, Inc.	6,738
		14,234
	Multi-line Insurance - 2.8%
224	American Financial Group, Inc./OH	8,214
1,121	American International Group, Inc.*	28,148
37	American National Insurance Co.	2,696
244	Assurant, Inc.	9,662
1,259	Genworth Financial, Inc., Class A*	9,707
1,145	Hartford Financial Services Group, Inc.	20,060
284	HCC Insurance Holdings, Inc.	7,884
114	Kemper Corp.	3,394
890	Loews Corp.	33,206
		122,971
	Other Diversified Financial Services - 18.0%
26,026	Bank of America Corp.	185,565
7,480	Citigroup, Inc.	229,786
9,807	JPMorgan Chase & Co.	365,801
		781,152
	Property & Casualty Insurance - 13.3%
874	ACE Ltd.	60,830
21	Alleghany Corp.*	6,076
1,227	Allstate Corp./The	35,399
62	Amtrust Financial Services, Inc.	1,608
80	Argo Group International Holdings Ltd.	2,305
183	Aspen Insurance Holdings Ltd.	4,860
435	Assured Guaranty Ltd.	6,747
334	Axis Capital Holdings Ltd.	10,281
2,484	Berkshire Hathaway, Inc., Class B*	194,671
717	Chubb Corp./The	48,333
392	Cincinnati Financial Corp.	12,811
76	CNA Financial Corp.	2,092
71	Erie Indemnity Co., Class A	5,444
565	Fidelity National Financial, Inc., Class A	10,277
272	First American Financial Corp.	4,031
117	Hanover Insurance Group, Inc./The	4,254
31	Harleysville Group, Inc.	1,752
25	Markel Corp.*	10,077
395	MBIA, Inc.*	4,866
68	Mercury General Corp.	2,972
628	Old Republic International Corp.	6,205
60	OneBeacon Insurance Group Ltd., Class A	953
75	ProAssurance Corp.	6,122
1,549	Progressive Corp./The	31,414
45	RLI Corp.	3,209
139	Selective Insurance Group, Inc.	2,499
96	Tower Group, Inc.	2,073
1,066	Travelers Cos., Inc./The	62,148

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Financial Services Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
290	W.R. Berkley Corp.	$9,938
16	White Mountains Insurance Group Ltd.	7,220
826	XL Group plc	16,743
		578,210
	Regional Banks - 11.3%
445	Associated Banc-Corp	5,545
201	BancorpSouth, Inc.	2,257
122	Bank of Hawaii Corp.	5,578
71	Bank of the Ozarks, Inc.	1,987
1,783	BB&T Corp.	48,480
69	BOK Financial Corp.	3,843
708	CapitalSource, Inc.	4,892
202	Cathay General Bancorp	3,179
516	CIT Group, Inc.*	19,680
126	City National Corp./CA	5,781
210	Commerce Bancshares, Inc./MO	8,152
96	Community Bank System, Inc.	2,627
149	Cullen/Frost Bankers, Inc.	8,295
243	CVB Financial Corp.	2,559
381	East West Bancorp, Inc.	8,367
2,364	Fifth Third Bancorp	30,756
14	First Citizens BancShares Inc./NC, Class A	2,470
149	First Financial Bancorp	2,590
81	First Financial Bankshares, Inc.	2,760
673	First Horizon National Corp.	5,875
760	First Niagara Financial Group, Inc.	7,273
202	First Republic Bank/CA*	6,056
282	FirstMerit Corp.	4,425
358	FNB Corp./PA	4,196
515	Fulton Financial Corp.	4,784
185	Glacier Bancorp, Inc.	2,584
201	Hancock Holding Co.	6,673
2,220	Huntington Bancshares, Inc./OH	12,676
76	Iberiabank Corp.	3,973
148	International Bancshares Corp.	2,845
119	Investors Bancorp, Inc.*	1,756
2,450	KeyCorp	19,037
324	M&T Bank Corp.	25,836
140	MB Financial, Inc.	2,541
328	National Penn Bancshares, Inc.	2,850
244	Old National Bancorp/IN	2,872
14	Pacific Capital Bancorp*	391
34	Park National Corp.	2,354
1,357	PNC Financial Services Group, Inc.	79,954
2,635	Popular, Inc.*	4,137
167	PrivateBancorp, Inc.	2,361
121	Prosperity Bancshares, Inc.	5,023
3,240	Regions Financial Corp.	16,913
119	Signature Bank/NY*	6,920
72	Sterling Financial Corp.*	1,322
1,381	SunTrust Banks, Inc.	28,407
403	Susquehanna Bancshares, Inc.	3,683
112	SVB Financial Group*	6,501
1,883	Synovus Financial Corp.	3,276
389	TCF Financial Corp.	3,906
96	Texas Capital Bancshares, Inc.*	3,045
147	Trustmark Corp.	3,465
90	UMB Financial Corp.	3,472
295	Umpqua Holdings Corp.	3,590
129	United Bankshares, Inc.	3,600
481	Valley National Bancorp	5,734
191	Webster Financial Corp.	4,049
74	Westamerica Bancorp	3,437
92	Wintrust Financial Corp.	2,820
471	Zions Bancorp	7,932
		492,342
	Reinsurance - 1.9%
342	Arch Capital Group Ltd.*	12,329
106	Endurance Specialty Holdings Ltd.	3,964
26	Enstar Group Ltd.*	2,588
115	Everest Re Group Ltd.	9,821
78	Greenlight Capital Re Ltd., Class A*	2,002
159	Montpelier Re Holdings Ltd.	2,762
174	PartnerRe Ltd.	11,383
96	Platinum Underwriters Holdings Ltd.	3,288
190	Reinsurance Group of America, Inc.	10,353
133	RenaissanceRe Holdings Ltd.	9,724
161	Transatlantic Holdings, Inc.	8,927
183	Validus Holdings Ltd.	5,869
		83,010
	Specialized Finance - 2.7%
232	CBOE Holdings, Inc.	5,937
165	CME Group, Inc.	39,519
187	IntercontinentalExchange, Inc.*	21,408
85	MarketAxess Holdings, Inc.	2,639
491	Moody's Corp.	18,280
359	NASDAQ OMX Group, Inc./The*	8,896
676	NYSE Euronext	17,955
145	PHH Corp.*	1,680
		116,314
	Thrifts & Mortgage Finance - 1.4%
231	Astoria Financial Corp.	1,924
103	BankUnited, Inc.	2,360
432	Capitol Federal Financial, Inc.	4,989
1,257	Hudson City Bancorp, Inc.	8,460
1,123	New York Community Bancorp, Inc.	14,251
251	Northwest Bancshares, Inc.	3,092
255	Ocwen Financial Corp.*	3,669
930	People's United Financial, Inc.	11,467
146	Provident Financial Services, Inc.	2,021
239	TFS Financial Corp.*	2,151
284	Washington Federal, Inc.	4,476
		58,860
	Total Common Stocks
	(Cost $4,933,590)	4,340,245

	Money Market Fund - 0.0%†
599	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $599)	599
	Total Investment Securities
	(Cost $4,934,189) — 100.0%	4,340,844
	Liabilities in excess of other assets — (0.0%)†	(564)
	Net Assets — 100.0%	$4,340,280

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Financial Services Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,581
Aggregate gross unrealized depreciation	(750,048)
Net unrealized depreciation	$(620,467)
Federal income tax cost of investments	$4,961,311

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Health Care Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 14.3%
136	Acorda Therapeutics, Inc.*	$3,472
635	Alexion Pharmaceuticals, Inc.*	48,743
333	Alkermes plc*	6,264
3,016	Amgen, Inc.	204,817
456	Amylin Pharmaceuticals, Inc.*	6,489
528	Ariad Pharmaceuticals, Inc.*	7,788
832	Biogen Idec, Inc.*	98,109
393	BioMarin Pharmaceutical, Inc.*	14,018
1,579	Celgene Corp.*	114,777
220	Cepheid, Inc.*	9,693
210	Cubist Pharmaceuticals, Inc.*	8,572
512	Dendreon Corp.*	6,953
438	Exelixis, Inc.*	2,330
2,585	Gilead Sciences, Inc.*	126,251
299	Halozyme Therapeutics, Inc.*	3,157
685	Human Genome Sciences, Inc.*	6,740
262	Immunogen, Inc.*	3,699
338	Incyte Corp. Ltd.*	5,983
225	InterMune, Inc.*	3,375
194	Ironwood Pharmaceuticals, Inc.*	2,910
323	Isis Pharmaceuticals, Inc.*	2,636
154	Momenta Pharmaceuticals, Inc.*	2,416
295	Myriad Genetics, Inc.*	6,980
219	Onyx Pharmaceuticals, Inc.*	8,966
533	Opko Health, Inc.*	2,804
479	PDL BioPharma, Inc.	3,061
181	Pharmacyclics, Inc.*	3,327
251	Regeneron Pharmaceuticals, Inc.*	22,806
346	Seattle Genetics, Inc.*	6,550
267	Theravance, Inc.*	4,737
176	United Therapeutics Corp.*	8,656
716	Vertex Pharmaceuticals, Inc.*	26,456
		783,535
	Health Care Distributors - 3.7%
927	AmerisourceBergen Corp.	36,125
1,186	Cardinal Health, Inc.	51,034
311	Henry Schein, Inc.*	22,047
848	McKesson Corp.	69,299
43	MWI Veterinary Supply, Inc.*	3,376
219	Owens & Minor, Inc.	6,660
336	Patterson Cos., Inc.	10,822
183	PSS World Medical, Inc.*	4,441
		203,804
	Health Care Equipment - 15.8%
94	Arthrocare Corp.*	2,906
1,975	Baxter International, Inc.	109,573
708	Becton Dickinson and Co.	55,514
5,098	Boston Scientific Corp.*	30,384
298	C.R. Bard, Inc.	27,571
770	CareFusion Corp.*	18,442
1,699	Covidien plc	87,499
97	Cyberonics, Inc.*	3,153
395	Edwards Lifesciences Corp.*	32,655
166	Gen-Probe, Inc.*	11,110
215	Hill-Rom Holdings, Inc.	7,097
903	Hologic, Inc.*	18,412
193	IDEXX Laboratories, Inc.*	16,326
142	Insulet Corp.*	2,765
70	Integra LifeSciences Holdings Corp.*	2,066
135	Intuitive Surgical, Inc.*	62,088
105	Invacare Corp.	1,793
126	MAKO Surgical Corp.*	4,508
188	Masimo Corp.*	4,023
3,651	Medtronic, Inc.	140,819
168	NxStage Medical, Inc.*	3,014
506	ResMed, Inc.*	14,689
192	Sirona Dental Systems, Inc.*	9,283
1,123	St. Jude Medical, Inc.	46,840
186	STERIS Corp.	5,595
1,010	Stryker Corp.	55,984
140	Teleflex, Inc.	8,567
206	Thoratec Corp.*	6,056
403	Varian Medical Systems, Inc.*	26,546
181	Volcano Corp.*	5,077
662	Zimmer Holdings, Inc.*	40,217
76	Zoll Medical Corp.*	5,212
		865,784
	Health Care Facilities - 1.4%
347	Brookdale Senior Living, Inc.*	6,107
314	Community Health Systems, Inc.*	5,872
101	Emeritus Corp.*	1,763
571	HCA Holdings, Inc.*	13,955
871	Health Management Associates, Inc., Class A*	5,583
327	HealthSouth Corp.*	6,308
166	LifePoint Hospitals, Inc.*	6,671
192	Select Medical Holdings Corp.*	1,592
1,495	Tenet Healthcare Corp.*	7,909
309	Universal Health Services, Inc., Class B	12,759
296	VCA Antech, Inc.*	6,624
		75,143
	Health Care Services - 5.4%
149	Catalyst Health Solutions, Inc.*	8,159
73	Chemed Corp.	4,098
321	DaVita, Inc.*	26,261
1,558	Express Scripts, Inc.*	79,707
349	Laboratory Corp of America Holdings*	31,895
305	Lincare Holdings, Inc.	7,836
1,327	Medco Health Solutions, Inc.*	82,301
168	Mednax, Inc.*	11,965
393	Omnicare, Inc.	12,902
541	Quest Diagnostics, Inc.	31,421
		296,545
	Health Care Supplies - 1.1%
296	Alere, Inc.*	7,148
211	Align Technology, Inc.*	4,971
162	Cooper Cos., Inc./The	11,687
486	DENTSPLY International, Inc.	18,342
89	Haemonetics Corp.*	5,781
140	Meridian Bioscience, Inc.	2,441
80	Neogen Corp.*	2,606
116	West Pharmaceutical Services, Inc.	4,696
		57,672
	Life Sciences Tools & Services - 3.5%
178	Charles River Laboratories International, Inc.*	6,011
208	Covance, Inc.*	9,113
428	Illumina, Inc.*	22,153
620	Life Technologies Corp.*	30,027
144	Luminex Corp.*	2,837
203	PAREXEL International Corp.*	4,892
391	PerkinElmer, Inc.	9,376
120	Techne Corp.	8,190
1,319	Thermo Fisher Scientific, Inc.*	69,775
314	Waters Corp.*	27,183
		189,557
	Managed Health Care - 8.8%
1,247	Aetna, Inc.	54,494
165	AMERIGROUP Corp.*	11,222
172	Centene Corp.*	7,774
982	Cigna Corp.	44,023

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Health Care Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
510	Coventry Health Care, Inc.*	$15,336
307	Health Net, Inc.*	11,586
563	Humana, Inc.	50,118
98	Magellan Health Services, Inc.*	4,784
104	Molina Healthcare, Inc.*	3,184
3,703	UnitedHealth Group, Inc.	191,778
128	Universal American Corp.	1,407
147	WellCare Health Plans, Inc.*	8,785
1,197	WellPoint, Inc.	76,991
		481,482
	Office Services & Supplies - 0.1%
111	Mine Safety Appliances Co.	3,789

	Oil & Gas Refining & Marketing - 0.0%†
70	Amyris, Inc.*	628

	Pharmaceuticals - 46.0%
5,357	Abbott Laboratories	290,081
224	Akorn, Inc.*	2,567
1,058	Allergan, Inc.	93,009
164	Auxilium Pharmaceuticals, Inc.*	3,259
5,912	Bristol-Myers Squibb Co.	190,603
3,379	Eli Lilly & Co.	134,281
401	Endo Pharmaceuticals Holdings, Inc.*	14,905
879	Forest Laboratories, Inc.*	27,935
567	Hospira, Inc.*	19,539
225	Impax Laboratories, Inc.*	4,246
51	Jazz Pharmaceuticals plc*	2,371
9,413	Johnson & Johnson	620,411
186	Medicines Co./The*	3,742
218	Medicis Pharmaceutical Corp., Class A	7,214
10,577	Merck & Co., Inc.	404,676
1,467	Mylan, Inc.*	30,440
124	Par Pharmaceutical Cos., Inc.*	4,478
291	Perrigo Co.	27,819
26,453	Pfizer, Inc.	566,094
201	Questcor Pharmaceuticals, Inc.*	7,121
183	Salix Pharmaceuticals Ltd.*	8,821
243	Viropharma, Inc.*	7,239
305	Vivus, Inc.*	3,639
602	Warner Chilcott plc, Class A*	10,156
438	Watson Pharmaceuticals, Inc.*	25,680
		2,510,326
	Total Common Stocks
	(Cost $5,006,657)	5,468,265

	Money Market Fund - 0.2%
9,991	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $9,991)	9,991
	Total Investment Securities
	(Cost $5,016,648) — 100.3%	5,478,256
	Liabilities in excess of other assets — (0.3%)	(15,359)
	Net Assets — 100.0%	$5,462,897

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$552,286
Aggregate gross unrealized depreciation	(112,929)
Net unrealized appreciation	$439,357
Federal income tax cost of investments	$5,038,899

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Industrials Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 18.4%
114	AAR Corp.	$2,416
93	Alliant Techsystems, Inc.	5,525
270	BE Aerospace, Inc.*	11,394
1,862	Boeing Co./The	138,123
65	Ceradyne, Inc.*	2,151
45	Cubic Corp.	2,081
131	Curtiss-Wright Corp.	4,894
85	Esterline Technologies Corp.*	5,198
837	General Dynamics Corp.	57,887
351	Goodrich Corp.	43,787
36	HEICO Corp.	2,002
65	HEICO Corp., Class A	2,506
277	Hexcel Corp.*	6,944
2,007	Honeywell International, Inc.	116,486
299	L-3 Communications Holdings, Inc.	21,151
725	Lockheed Martin Corp.	59,682
118	Moog, Inc., Class A*	5,029
685	Northrop Grumman Corp.	39,764
164	Orbital Sciences Corp.*	2,376
405	Precision Castparts Corp.	66,291
970	Raytheon Co.	46,550
436	Rockwell Collins, Inc.	25,240
331	Spirit AeroSystems Holdings, Inc., Class A*	7,527
103	Teledyne Technologies, Inc.*	5,846
777	Textron, Inc.	19,798
128	TransDigm Group, Inc.*	13,380
109	Triumph Group, Inc.	6,820
2,224	United Technologies Corp.	174,251
		895,099
	Agricultural Products - 0.1%
328	Darling International, Inc.*	5,012

	Air Freight & Logistics - 6.3%
74	Atlas Air Worldwide Holdings, Inc.*	3,525
462	CH Robinson Worldwide, Inc.	31,804
599	Expeditors International of Washington, Inc.	26,745
827	FedEx Corp.	75,662
83	Forward Air Corp.	2,905
105	HUB Group, Inc., Class A*	3,594
2,072	United Parcel Service, Inc., Class B	156,747
286	UTi Worldwide, Inc.	4,259
		305,241
	Airlines - 1.8%
101	Alaska Air Group, Inc.*	7,689
42	Allegiant Travel Co.*	2,309
2,373	Delta Air Lines, Inc.*	25,035
700	JetBlue Airways Corp.*	4,151
146	SkyWest, Inc.	1,869
2,185	Southwest Airlines Co.	20,932
77	Spirit Airlines, Inc.*	1,293
929	United Continental Holdings, Inc.*	21,460
453	US Airways Group, Inc.*	3,823
		88,561
	Application Software - 0.3%
116	Factset Research Systems, Inc.	10,245
109	Fair Isaac Corp.	3,950
		14,195
	Building Products - 0.2%
110	AO Smith Corp.	4,673
113	Simpson Manufacturing Co., Inc.	3,659
		8,332
	Commercial Printing - 0.2%
144	Deluxe Corp.	3,682
63	Quad/Graphics, Inc.	740
528	R.R. Donnelley & Sons Co.	5,998
		10,420
	Commodity Chemicals - 0.1%
157	Calgon Carbon Corp.*	2,565

	Computer & Electronics Retail - 0.1%
165	Rent-A-Center, Inc.	5,580

	Computer Hardware - 0.1%
176	Diebold, Inc.	5,577

	Construction & Engineering - 2.1%
291	AECOM Technology Corp.*	6,661
187	EMCOR Group, Inc.	5,391
489	Fluor Corp.	27,501
96	Granite Construction, Inc.	2,556
359	Jacobs Engineering Group, Inc.*	16,069
419	KBR, Inc.	13,467
179	MasTec, Inc.*	2,916
583	Quanta Services, Inc.*	12,593
203	Shaw Group, Inc./The*	5,509
224	URS Corp.*	9,218
		101,881
	Construction & Farm Machinery & Heavy Trucks - 9.5%
271	AGCO Corp.*	13,802
1,645	Caterpillar, Inc.	179,502
490	Cummins, Inc.	50,960
1,164	Deere & Co.	100,279
295	Joy Global, Inc.	26,754
369	Manitowoc Co., Inc./The	4,959
205	Navistar International Corp.*	8,875
255	Oshkosh Corp.*	6,191
1,007	PACCAR, Inc.	44,509
31	Sauer-Danfoss, Inc.*	1,563
308	Terex Corp.*	6,098
87	Toro Co./The	5,515
224	Trinity Industries, Inc.	7,047
135	Wabtec Corp.	9,287
		465,341
	Consumer Finance - 0.0%†
57	Green Dot Corp., Class A*	1,618

	Data Processing & Outsourced Services - 5.2%
143	Alliance Data Systems Corp.*	15,844
1,385	Automatic Data Processing, Inc.	75,870
347	Broadridge Financial Solutions, Inc.	8,318
123	Cardtronics, Inc.*	3,143
299	CoreLogic, Inc.*	4,246
104	DST Systems, Inc.	5,076
137	Euronet Worldwide, Inc.*	2,515
732	Fidelity National Information Services, Inc.	20,906
398	Fiserv, Inc.*	25,030
90	FleetCor Technologies, Inc.*	3,059
297	Genpact Ltd.*	4,345
220	Global Payments, Inc.	11,005
103	Heartland Payment Systems, Inc.	2,472
95	Higher One Holdings, Inc.*	1,609
242	Jack Henry & Associates, Inc.	8,277
237	Lender Processing Services, Inc.	3,941
911	Paychex, Inc.	28,697
80	TeleTech Holdings, Inc.*	1,357
546	Total System Services, Inc.	11,706
292	VeriFone Systems, Inc.*	12,468

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Industrials Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
109	Wright Express Corp.*	$5,965
		255,849
	Distributors - 0.9%
438	Genuine Parts Co.	27,936
410	LKQ Corp.*	13,366
		41,302
	Diversified Metals & Mining - 0.0%†
84	RTI International Metals, Inc.*	2,114

	Diversified Support Services - 0.5%
176	Healthcare Services Group, Inc.	3,290
477	Iron Mountain, Inc.	14,701
108	Mobile Mini, Inc.*	2,246
48	Portfolio Recovery Associates, Inc.*	3,118
		23,355
	Electrical Components & Equipment - 4.8%
452	AMETEK, Inc.	21,244
133	Belden, Inc.	5,215
139	Brady Corp., Class A	4,499
464	Cooper Industries plc	27,432
2,093	Emerson Electric Co.	107,538
141	EnerSys*	4,086
55	Franklin Electric Co., Inc.	2,753
146	General Cable Corp.*	4,506
368	GrafTech International Ltd.*	6,043
114	Polypore International, Inc.*	4,341
108	Regal-Beloit Corp.	6,131
403	Rockwell Automation, Inc.	31,382
148	Thomas & Betts Corp.*	10,566
		235,736
	Electronic Components - 0.1%
65	Littelfuse, Inc.	3,296

	Electronic Equipment & Instruments - 0.2%
449	FLIR Systems, Inc.	11,562

	Environmental & Facilities Services - 2.4%
125	ABM Industries, Inc.	2,712
131	Clean Harbors, Inc.*	8,312
326	Covanta Holding Corp.	4,658
854	Republic Services, Inc.	25,005
211	Rollins, Inc.	4,513
242	Stericycle, Inc.*	20,333
175	Tetra Tech, Inc.*	4,048
315	Waste Connections, Inc.	10,178
1,126	Waste Management, Inc.	39,140
		118,899
	Health Care Services - 0.3%
32	Air Methods Corp.*	2,698
238	HMS Holdings Corp.*	7,856
81	Team Health Holdings, Inc.*	1,669
		12,223
	Heavy Electrical Equipment - 0.2%
328	Babcock & Wilcox Co./The*	8,151

	Homefurnishing Retail - 0.1%
199	Aaron's, Inc.	5,295

	Household Products - 0.0%†
70	Spectrum Brands Holdings, Inc.*	2,027

	Human Resource & Employment Services - 0.7%
132	Korn/Ferry International*	2,169
230	Manpower, Inc.	9,225
407	Robert Half International, Inc.	11,270
149	Towers Watson & Co., Class A	8,910
		31,574
	Industrial Conglomerates - 17.7%
1,807	3M Co.	156,685
1,592	Danaher Corp.	83,596
29,689	General Electric Co.	555,481
1,319	Tyco International Ltd.	67,203
		862,965
	Industrial Gases - 2.2%
183	Airgas, Inc.	14,444
854	Praxair, Inc.	90,695
		105,139
	Industrial Machinery - 9.5%
193	Actuant Corp., Class A	4,893
136	Barnes Group, Inc.	3,439
141	Briggs & Stratton Corp.	2,201
83	Chart Industries, Inc.*	4,628
142	CLARCOR, Inc.	7,300
128	Colfax Corp.*	3,886
143	Crane Co.	6,864
194	Donaldson Co., Inc.	14,026
523	Dover Corp.	33,163
940	Eaton Corp.	46,088
157	Flowserve Corp.	17,297
142	Gardner Denver, Inc.	10,593
171	Graco, Inc.	7,863
234	IDEX Corp.	9,482
1,164	Illinois Tool Works, Inc.	61,727
878	Ingersoll-Rand plc	30,677
261	ITT Corp.	5,674
91	Kaydon Corp.	3,105
224	Kennametal, Inc.	9,657
237	Lincoln Electric Holdings, Inc.	10,179
53	Middleby Corp.*	5,096
106	Mueller Industries, Inc.	4,686
175	Nordson Corp.	7,935
325	Pall Corp.	19,396
425	Parker Hannifin Corp.	34,289
276	Pentair, Inc.	10,162
61	RBC Bearings, Inc.*	2,762
107	Robbins & Myers, Inc.	5,196
164	Snap-on, Inc.	9,268
143	SPX Corp.	9,957
471	Stanley Black & Decker, Inc.	33,055
221	Timken Co.	10,791
63	Valmont Industries, Inc.	6,609
85	Watts Water Technologies, Inc., Class A	3,277
164	Woodward, Inc.	6,885
		462,106
	Internet Software & Services - 0.1%
365	Monster Worldwide, Inc.*	2,628
66	OpenTable, Inc.*	3,179
10	Zillow, Inc.*	295
		6,102
	IT Consulting & Other Services - 0.4%
43	Booz Allen Hamilton Holding Corp.*	757
40	Forrester Research, Inc.*	1,397
97	MAXIMUS, Inc.	4,368
959	SAIC, Inc.*	12,333
		18,855
	Marine - 0.3%
116	Alexander & Baldwin, Inc.	5,487
157	Kirby Corp.*	10,483
		15,970

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Industrials Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Multi-Sector Holdings - 0.3%
543	Leucadia National Corp.	$15,074

	Office Electronics - 0.6%
3,901	Xerox Corp.	30,233

	Office Services & Supplies - 0.6%
301	Avery Dennison Corp.	8,172
164	Herman Miller, Inc.	3,464
105	HNI Corp.	2,849
526	Pitney Bowes, Inc.	9,978
244	Steelcase, Inc., Class A	2,125
120	United Stationers, Inc.	3,880
		30,468
	Oil & Gas Equipment & Services - 0.3%
657	McDermott International, Inc.*	7,989
145	Tidewater, Inc.	7,808
		15,797
	Oil & Gas Storage & Transportation - 0.1%
121	Ship Finance International Ltd.	1,359
119	Teekay Corp.	3,263
		4,622
	Publishing - 0.1%
72	Morningstar, Inc.	4,300

	Railroads - 6.5%
2,953	CSX Corp.	66,590
113	Genesee & Wyoming, Inc., Class A*	7,017
309	Kansas City Southern*	21,210
946	Norfolk Southern Corp.	68,301
1,358	Union Pacific Corp.	155,233
		318,351
	Research & Consulting Services - 1.6%
121	Acacia Research - Acacia Technologies*	4,980
46	Advisory Board Co./The*	3,509
97	Corporate Executive Board Co./The	3,815
138	Dun & Bradstreet Corp./The	11,428
341	Equifax, Inc.	13,289
117	FTI Consulting, Inc.*	5,010
64	Huron Consulting Group, Inc.*	2,399
134	IHS, Inc., Class A*	11,990
202	Nielsen Holdings NV*	5,854
386	Verisk Analytics, Inc., Class A*	15,467
		77,741
	Security & Alarm Services - 0.3%
132	Brink's Co./The	3,721
280	Corrections Corp. of America*	6,588
181	Geo Group, Inc./The*	3,182
		13,491
	Semiconductor Equipment - 0.1%
148	MKS Instruments, Inc.	4,462

	Specialized Finance - 0.2%
338	MSCI, Inc., Class A*	11,012

	Specialized REITs - 0.3%
342	Rayonier, Inc.	15,640

	Steel - 0.4%
299	Allegheny Technologies, Inc.	13,572
124	Carpenter Technology Corp.	6,507
		20,079

	Technology Distributors - 0.1%
69	SYNNEX Corp.*	2,496

	Trading Companies & Distributors - 2.2%
139	Aircastle Ltd.	1,960
107	Applied Industrial Technologies, Inc.	4,128
830	Fastenal Co.	38,744
131	GATX Corp.	5,625
74	Kaman Corp.	2,306
130	MSC Industrial Direct Co., Inc., Class A	9,883
177	RSC Holdings, Inc.*	3,751
64	TAL International Group, Inc.	2,132
52	Textainer Group Holdings Ltd.	1,643
176	United Rentals, Inc.*	6,730
166	W.W. Grainger, Inc.	31,663
		108,565
	Trucking - 1.5%
17	Amerco, Inc.	1,644
295	Avis Budget Group, Inc.*	4,233
155	Con-way, Inc.	4,920
82	Dollar Thrifty Automotive Group, Inc.*	6,039
150	Heartland Express, Inc.	2,223
665	Hertz Global Holdings, Inc.*	9,044
273	J.B. Hunt Transport Services, Inc.	13,942
159	Knight Transportation, Inc.	2,800
132	Landstar System, Inc.	6,752
154	Old Dominion Freight Line, Inc.*	6,564
144	Ryder System, Inc.	8,104
223	Swift Transportation Co.*	2,571
145	Werner Enterprises, Inc.	3,789
		72,625
	Total Common Stocks
	(Cost $4,943,187)	4,876,898

	Money Market Fund - 0.0%†
280	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $280)	280
	Total Investment Securities
	(Cost $4,943,467) — 100.0%	4,877,178
	Other assets less liabilities — 0.0%†	1,446
	Net Assets — 100.0%	$4,878,624

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,368
Aggregate gross unrealized depreciation	(267,391)
Net unrealized depreciation	$(75,023)
Federal income tax cost of investments	$4,952,201

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Real Estate Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Diversified Real Estate Activities - 0.3%
1,098	St Joe Co./The*	$17,535

	Diversified REITs - 5.1%
358	American Assets Trust, Inc.	7,926
1,372	Liberty Property Trust	45,674
224	PS Business Parks, Inc.	13,920
2,206	Vornado Realty Trust	178,421
789	Washington Real Estate Investment Trust	23,512
		269,453
	Industrial REITs - 4.1%
2,943	DCT Industrial Trust, Inc.	16,245
323	EastGroup Properties, Inc.	15,343
956	First Industrial Realty Trust, Inc.*	10,975
5,496	ProLogis, Inc.	174,278
		216,841
	Mortgage REITs - 7.8%
2,642	American Capital Agency Corp.	77,463
11,604	Annaly Capital Management, Inc.	195,411
1,583	Anworth Mortgage Asset Corp.	10,290
12,299	Chimera Investment Corp.	37,389
989	CYS Investments, Inc.	13,352
900	Hatteras Financial Corp.	24,984
846	Redwood Trust, Inc.	9,940
1,121	Starwood Property Trust, Inc.	22,084
2,091	Two Harbors Investment Corp.	20,764
		411,677
	Office REITs - 14.1%
742	Alexandria Real Estate Equities, Inc.	53,728
1,837	BioMed Realty Trust, Inc.	34,113
1,743	Boston Properties, Inc.	181,359
1,611	Brandywine Realty Trust	17,141
1,002	CommonWealth REIT	19,709
861	Corporate Office Properties Trust	20,862
1,257	Digital Realty Trust, Inc.	89,071
1,528	Douglas Emmett, Inc.	31,951
3,019	Duke Realty Corp.	40,425
748	DuPont Fabros Technology, Inc.	19,074
882	Franklin Street Properties Corp.	8,988
445	Government Properties Income Trust	10,725
867	Highwoods Properties, Inc.	28,689
700	Kilroy Realty Corp.	29,141
1,664	Lexington Realty Trust	14,310
1,041	Mack-Cali Realty Corp.	29,939
2,068	Piedmont Office Realty Trust, Inc., Class A	38,299
1,023	SL Green Realty Corp.	75,221
		742,745
	Real Estate Operating Companies - 0.4%
1,602	Forest City Enterprises, Inc., Class A*	21,034

	Real Estate Services - 2.1%
3,521	CBRE Group, Inc., Class A*	67,955
520	Jones Lang LaSalle, Inc.	40,955
		108,910
	Research & Consulting Services - 0.3%
303	CoStar Group, Inc.*	17,171

	Residential REITs - 15.6%
833	American Campus Communities, Inc.	35,653
1,447	Apartment Investment & Management Co., Class A	35,538
1,126	AvalonBay Communities, Inc.	153,147
895	BRE Properties, Inc.	46,379
852	Camden Property Trust	54,954
1,044	Colonial Properties Trust	22,321
466	Equity Lifestyle Properties, Inc.	32,685
3,527	Equity Residential	210,033
405	Essex Property Trust, Inc.	58,320
578	Home Properties, Inc.	34,437
445	Mid-America Apartment Communities, Inc.	28,444
604	Post Properties, Inc.	26,993
282	Sun Communities, Inc.	11,311
2,623	UDR, Inc.	68,251
		818,466
	Retail REITs - 22.0%
510	Acadia Realty Trust	10,720
32	Alexander's, Inc.	12,416
1,685	CBL & Associates Properties, Inc.	29,268
2,716	DDR Corp.	37,644
741	Equity One, Inc.	13,968
745	Federal Realty Investment Trust	70,373
4,607	General Growth Properties, Inc.	72,698
1,287	Glimcher Realty Trust	12,394
4,867	Kimco Realty Corp.	88,823
1,580	Macerich Co./The	85,794
1,148	National Retail Properties, Inc.	31,007
1,595	Realty Income Corp.	58,058
1,077	Regency Centers Corp.	44,502
—#	Rouse Properties, Inc.*	3
3,506	Simon Property Group, Inc.	476,325
1,029	Tanger Factory Outlet Centers	30,355
693	Taubman Centers, Inc.	46,452
1,447	Weingarten Realty Investors	35,119
		1,155,919
	Specialized REITs - 28.2%
1,365	CubeSmart	15,534
2,016	DiamondRock Hospitality Co.	21,249
557	Entertainment Properties Trust	24,770
1,129	Extra Space Storage, Inc.	29,715
4,862	HCP, Inc.	204,350
2,273	Health Care REIT, Inc.	130,038
932	Healthcare Realty Trust, Inc.	19,637
1,799	Hersha Hospitality Trust	9,768
1,477	Hospitality Properties Trust	35,788
8,456	Host Hotels & Resorts, Inc.	138,847
1,019	LaSalle Hotel Properties	27,564
363	LTC Properties, Inc.	11,598
1,332	Medical Properties Trust, Inc.	14,279
281	National Health Investors, Inc.	13,603
1,235	Omega Healthcare Investors, Inc.	25,737
609	Pebblebrook Hotel Trust	13,508
1,950	Plum Creek Timber Co., Inc.	75,621
478	Potlatch Corp.	14,588
1,689	Public Storage	234,534
764	RLJ Lodging Trust	13,630
1,948	Senior Housing Properties Trust	44,181
329	Sovran Self Storage, Inc.	15,305
1,779	Strategic Hotels & Resorts, Inc.*	11,048
1,410	Sunstone Hotel Investors, Inc.*	13,099
3,448	Ventas, Inc.	201,053
6,393	Weyerhaeuser Co.	127,988
		1,487,032
	Total Common Stocks
	(Cost $4,968,353)	5,266,783
	Total Investment Securities
	(Cost $4,968,353) — 100.0%	5,266,783
	Other assets less liabilities — 0.0%†	210
	Net Assets — 100.0%	$5,266,993

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Real Estate Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

*	Non-income producing security.
#	Amount represents less than one share.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$448,886
Aggregate gross unrealized depreciation	(138,423)
Net unrealized appreciation	$310,463
Federal income tax cost of investments	$4,956,320

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Technology Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 0.0%†
75	DigitalGlobe, Inc.*	$1,177

	Application Software - 5.4%
70	ACI Worldwide, Inc.*	2,127
1,041	Adobe Systems, Inc.*	32,219
69	Advent Software, Inc.*	1,811
194	ANSYS, Inc.*	11,735
198	Aspen Technology, Inc.*	3,566
483	Autodesk, Inc.*	17,388
94	Blackbaud, Inc.	2,860
76	Bottomline Technologies, Inc.*	2,078
47	BroadSoft, Inc.*	1,310
570	Cadence Design Systems, Inc.*	6,019
396	Citrix Systems, Inc.*	25,823
461	Compuware Corp.*	3,614
99	Concur Technologies, Inc.*	5,183
223	Informatica Corp.*	9,433
575	Intuit, Inc.	32,453
89	JDA Software Group, Inc.*	2,623
44	Manhattan Associates, Inc.*	1,931
199	Mentor Graphics Corp.*	2,760
17	MicroStrategy, Inc., Class A*	1,957
73	Netscout Systems, Inc.*	1,508
485	Nuance Communications, Inc.*	13,832
249	Parametric Technology Corp.*	6,267
34	Pegasystems, Inc.	964
159	QLIK Technologies, Inc.*	4,484
126	Quest Software, Inc.*	2,564
67	RealPage, Inc.*	1,723
258	Salesforce.com, Inc.*	30,134
121	SolarWinds, Inc.*	3,825
148	Solera Holdings, Inc.	7,070
72	SS&C Technologies Holdings, Inc.*	1,352
176	SuccessFactors, Inc.*	7,005
63	Synchronoss Technologies, Inc.*	2,106
304	Synopsys, Inc.*	8,871
87	Taleo Corp., Class A*	3,133
351	TIBCO Software, Inc.*	9,151
63	Tyler Technologies, Inc.*	2,213
55	Ultimate Software Group, Inc.*	3,668
47	Verint Systems, Inc.*	1,331
88	VirnetX Holding Corp.*	2,043
		280,134
	Casinos & Gaming - 0.3%
91	Bally Technologies, Inc.*	3,842
632	International Game Technology	10,068
		13,910
	Communications Equipment - 11.3%
115	Acme Packet, Inc.*	3,362
136	ADTRAN, Inc.	4,710
252	Arris Group, Inc.*	2,943
189	Aruba Networks, Inc.*	4,192
89	Blue Coat Systems, Inc.*	2,293
982	Brocade Communications Systems, Inc.*	5,509
202	Ciena Corp.*	2,939
11,335	Cisco Systems, Inc.	222,506
49	Comtech Telecommunications Corp.	1,512
432	Comverse Technology, Inc.*	2,722
82	EchoStar Corp., Class A*	2,151
170	F5 Networks, Inc.*	20,356
189	Finisar Corp.*	3,829
244	Harris Corp.	10,004
106	Ixia*	1,294
483	JDS Uniphase Corp.*	6,129
1,113	Juniper Networks, Inc.*	23,295
26	Loral Space & Communications, Inc.*	1,793
604	Motorola Solutions, Inc.	28,032
79	Netgear, Inc.*	3,146
98	Plantronics, Inc.	3,650
372	Polycom, Inc.*	7,421
3,542	QUALCOMM, Inc.	208,340
328	Riverbed Technology, Inc.*	7,852
440	Sonus Networks, Inc.*	1,135
700	Tellabs, Inc.	2,660
15	Ubiquiti Networks, Inc.*	364
89	Viasat, Inc.*	4,231
		588,370
	Computer Hardware - 19.9%
89	3D Systems Corp.*	1,702
1,863	Apple, Inc.*	850,422
3,390	Dell, Inc.*	58,410
4,190	Hewlett-Packard Co.	117,236
332	NCR Corp.*	6,218
		1,033,988
	Computer Storage & Peripherals - 4.1%
4,301	EMC Corp.*	110,794
47	Fusion-io, Inc.*	1,086
167	Lexmark International, Inc., Class A	5,828
777	NetApp, Inc.*	29,324
219	QLogic Corp.*	3,793
503	SanDisk Corp.*	23,078
885	Seagate Technology plc	18,709
68	Synaptics, Inc.*	2,605
490	Western Digital Corp.*	17,811
		213,028
	Consumer Electronics - 0.3%
260	Garmin Ltd.	10,842
148	Harman International Industries, Inc.	6,246
		17,088
	Data Processing & Outsourced Services - 0.3%
324	Computer Sciences Corp.	8,369
221	Convergys Corp.*	2,942
32	Syntel, Inc.	1,501
		12,812
	Electrical Components & Equipment - 0.7%
89	Acuity Brands, Inc.	5,182
58	Generac Holdings, Inc.*	1,685
111	Hubbell, Inc., Class B	7,988
111	II-VI, Inc.*	2,554
202	Roper Industries, Inc.	18,865
		36,274
	Electronic Components - 1.4%
38	Aeroflex Holding Corp.*	482
349	Amphenol Corp., Class A	18,996
108	AVX Corp.	1,421
3,297	Corning, Inc.	42,432
85	Universal Display Corp.*	3,579
303	Vishay Intertechnology, Inc.*	3,721
		70,631
	Electronic Equipment & Instruments - 0.4%
81	Cognex Corp.	3,365
53	Coherent, Inc.*	2,962
79	FEI Co.*	3,481
86	Itron, Inc.*	3,336
196	National Instruments Corp.	5,274
41	OSI Systems, Inc.*	2,203
60	Rofin-Sinar Technologies, Inc.*	1,702
		22,323
	Electronic Manufacturing Services - 1.4%
126	Benchmark Electronics, Inc.*	2,167

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Technology Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
56	IPG Photonics Corp.*	$2,956
406	Jabil Circuit, Inc.	9,200
136	Molex, Inc.	3,596
168	Molex, Inc., Class A	3,678
75	Plexus Corp.*	2,719
169	Sanmina-SCI Corp.*	1,856
914	TE Connectivity Ltd.	31,167
258	Trimble Navigation Ltd.*	12,082
112	TTM Technologies, Inc.*	1,374
		70,795
	Health Care Services - 0.1%
83	Accretive Health, Inc.*	2,227

	Health Care Technology - 0.6%
393	Allscripts Healthcare Solutions, Inc.*	7,514
74	athenahealth, Inc.*	4,306
301	Cerner Corp.*	18,328
79	Quality Systems, Inc.	3,204
		33,352
	Home Entertainment Software - 0.5%
892	Activision Blizzard, Inc.	11,007
705	Electronic Arts, Inc.*	13,092
183	Take-Two Interactive Software, Inc.*	2,855
		26,954
	Household Appliances - 0.2%
160	Whirlpool Corp.	8,691

	Industrial Conglomerates - 0.1%
38	Raven Industries, Inc.	2,466

	Industrial Machinery - 0.0%†
56	ESCO Technologies, Inc.	1,684

	Internet Software & Services - 8.0%
389	Akamai Technologies, Inc.*	12,545
61	Ancestry.com, Inc.*	1,806
205	AOL, Inc.*	3,323
93	Bankrate, Inc.*	2,175
87	DealerTrack Holdings, Inc.*	2,378
79	Digital River, Inc.*	1,265
528	Google, Inc., Class A*	306,298
155	IAC/InterActiveCorp	6,676
98	j2 Global, Inc.	2,642
38	LinkedIn Corp., Class A*	2,742
44	Liquidity Services, Inc.*	1,518
47	LogMeIn, Inc.*	1,872
135	NIC, Inc.	1,689
227	Rackspace Hosting, Inc.*	9,854
167	ValueClick, Inc.*	2,912
335	VeriSign, Inc.	12,415
125	WebMD Health Corp.*	3,505
2,497	Yahoo!, Inc.*	38,629
		414,244
	IT Consulting & Other Services - 12.3%
1,351	Accenture plc, Class A	77,466
172	Acxiom Corp.*	2,360
407	Amdocs Ltd.*	11,982
56	CACI International, Inc., Class A*	3,287
640	Cognizant Technology Solutions Corp., Class A*	45,920
188	Gartner, Inc.*	7,127
67	iGate Corp.*	1,221
2,406	International Business Machines Corp.	463,396
49	Mantech International Corp., Class A	1,722
230	Sapient Corp.	2,967
80	ServiceSource International, Inc.*	1,354
355	Teradata Corp.*	19,014
82	Unisys Corp.*	1,719
		639,535
	Life Sciences Tools & Services - 1.0%
728	Agilent Technologies, Inc.*	30,918
41	Bio-Rad Laboratories, Inc., Class A*	4,164
196	Bruker Corp.*	2,783
67	Mettler-Toledo International, Inc.*	11,759
		49,624
	Office Electronics - 0.1%
114	Zebra Technologies Corp., Class A*	4,316

	Office Services & Supplies - 0.0%†
89	SYKES Enterprises, Inc.*	1,560

	Oil & Gas Equipment & Services - 0.0%†
250	ION Geophysical Corp.*	1,857

	Semiconductor Equipment - 1.8%
229	Amkor Technology, Inc.*	1,312
2,785	Applied Materials, Inc.	34,200
49	Cabot Microelectronics Corp.*	2,471
60	Cymer, Inc.*	2,987
283	Entegris, Inc.*	2,711
267	GT Advanced Technologies, Inc.*	2,302
354	KLA-Tencor Corp.	18,100
259	Lam Research Corp.*	11,031
485	MEMC Electronic Materials, Inc.*	2,216
147	Novellus Systems, Inc.*	6,931
391	Teradyne, Inc.*	6,393
108	Tessera Technologies, Inc.*	2,138
82	Veeco Instruments, Inc.*	2,002
		94,794
	Semiconductors - 13.1%
1,208	Advanced Micro Devices, Inc.*	8,106
683	Altera Corp.	27,177
628	Analog Devices, Inc.	24,574
913	Atmel Corp.*	8,865
1,022	Broadcom Corp., Class A*	35,095
102	Cavium, Inc.*	3,278
137	Cirrus Logic, Inc.*	2,799
244	Cree, Inc.*	6,205
327	Cypress Semiconductor Corp.*	5,623
74	Diodes, Inc.*	1,908
269	Fairchild Semiconductor International, Inc.*	3,761
118	First Solar, Inc.*	4,989
60	Hittite Microwave Corp.*	3,301
308	Integrated Device Technology, Inc.*	1,953
10,737	Intel Corp.	283,671
146	International Rectifier Corp.*	3,329
265	Intersil Corp., Class A	2,984
454	Linear Technology Corp.	15,127
1,207	LSI Corp.*	9,137
1,083	Marvell Technology Group Ltd.*	16,819
622	Maxim Integrated Products, Inc.	16,694
402	Microchip Technology, Inc.	14,838
1,823	Micron Technology, Inc.*	13,837
182	Microsemi Corp.*	3,600
146	Netlogic Microsystems, Inc.*	7,271
1,254	NVIDIA Corp.*	18,522
126	Omnivision Technologies, Inc.*	1,677
936	ON Semiconductor Corp.*	8,143
492	PMC - Sierra, Inc.*	3,198

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Technology Index ETF

Schedule of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
61	Power Integrations, Inc.	$2,195
211	Rambus, Inc.*	1,538
582	RF Micro Devices, Inc.*	2,904
138	Semtech Corp.*	3,933
88	Silicon Laboratories, Inc.*	3,858
391	Skyworks Solutions, Inc.*	8,438
95	SunPower Corp.*	651
2,409	Texas Instruments, Inc.	78,003
347	TriQuint Semiconductor, Inc.*	2,078
559	Xilinx, Inc.	20,040
		680,119
	Systems Software - 15.8%
206	Ariba, Inc.*	5,624
359	BMC Software, Inc.*	13,010
780	CA, Inc.	20,108
86	CommVault Systems, Inc.*	4,042
253	Fortinet, Inc.*	5,771
170	MICROS Systems, Inc.*	8,451
15,372	Microsoft Corp.	453,935
62	NetSuite, Inc.*	2,597
31	Opnet Technologies, Inc.	1,099
8,201	Oracle Corp.	231,268
135	Progress Software Corp.*	3,149
407	Red Hat, Inc.*	18,873
235	Rovi Corp.*	7,541
1,554	Symantec Corp.*	26,713
177	VMware, Inc., Class A*	16,155
84	Websense, Inc.*	1,588
		819,924
	Technology Distributors - 0.7%
64	Anixter International, Inc.*	4,193
236	Arrow Electronics, Inc.*	9,744
313	Avnet, Inc.*	10,914
323	Ingram Micro, Inc., Class A*	6,131
57	Scansource, Inc.*	2,141
92	Tech Data Corp.*	4,777
		37,900
	Trading Companies & Distributors - 0.2%
53	Watsco, Inc.	3,655
91	WESCO International, Inc.*	5,722
		9,377
	Total Common Stocks
	(Cost $4,980,962)	5,189,154

	Money Market Fund - 0.0%†
904	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $904)	904
	Total Investment Securities
	(Cost $4,981,866) — 100.0%	5,190,058
	Liabilities in excess of other assets — (0.0%)†	(952)
	Net Assets — 100.0%	$5,189,106

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$522,292
Aggregate gross unrealized depreciation	(331,184)
Net unrealized appreciation	$191,108
Federal income tax cost of investments	$4,998,950

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Focus Morningstar Utilities Index ETF

Schedule of Portfolio Investments

January 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Electric Utilities - 51.3%
438	Allete, Inc.	$18,155
6,506	American Electric Power Co., Inc.	257,377
824	Cleco Corp.	32,762
17,789	Duke Energy Corp.	379,084
4,037	Edison International	165,679
564	El Paso Electric Co.	19,627
566	Empire District Electric Co./The	11,790
2,386	Entergy Corp.	165,541
8,903	Exelon Corp.	354,161
5,636	FirstEnergy Corp.	237,952
1,822	Great Plains Energy, Inc.	37,570
1,293	Hawaiian Electric Industries, Inc.	33,553
671	IDACORP, Inc.	28,283
692	ITC Holdings Corp.	51,007
311	MGE Energy, Inc.	13,952
5,679	NextEra Energy, Inc.	339,888
2,362	Northeast Utilities	82,080
3,155	NV Energy, Inc.	51,111
3,038	Pepco Holdings, Inc.	59,727
1,463	Pinnacle West Capital Corp.	69,141
1,058	PNM Resources, Inc.	18,843
1,014	Portland General Electric Co.	25,289
7,794	PPL Corp.	216,595
3,947	Progress Energy, Inc.	214,441
11,570	Southern Co./The	527,129
680	UIL Holdings Corp.	23,514
495	Unisource Energy Corp.	18,444
1,562	Westar Energy, Inc.	44,423
		3,497,118
	Gas Utilities - 5.3%
1,567	AGL Resources, Inc.	65,046
1,216	Atmos Energy Corp.	39,411
282	Laclede Group, Inc./The	11,748
1,050	National Fuel Gas Co.	52,794
561	New Jersey Resources Corp.	26,771
359	Northwest Natural Gas Co.	17,070
968	Piedmont Natural Gas Co., Inc.	31,867
402	South Jersey Industries, Inc.	22,062
618	Southwest Gas Corp.	25,832
1,508	UGI Corp.	40,580
692	WGL Holdings, Inc.	29,514
		362,695
	Independent Power Producers & Energy Traders - 5.5%
10,357	AES Corp./The*	132,155
5,198	Calpine Corp.*	75,891
2,430	Constellation Energy Group, Inc.	88,525
10,418	GenOn Energy, Inc.*	22,190
3,253	NRG Energy, Inc.*	54,911
242	Ormat Technologies, Inc.	3,933
		377,605
	Multi-Utilities - 35.8%
1,488	Alliant Energy Corp.	63,076
3,235	Ameren Corp.	102,356
782	Avista Corp.	19,816
532	Black Hills Corp.	17,960
5,325	CenterPoint Energy, Inc.	98,353
208	CH Energy Group, Inc.	11,831
3,404	CMS Energy Corp.	74,309
3,919	Consolidated Edison, Inc.	231,064
7,679	Dominion Resources, Inc.	384,257
2,272	DTE Energy Co.	120,893
1,053	Integrys Energy Group, Inc.	54,661
3,785	NiSource, Inc.	86,033
484	NorthWestern Corp.	17,008
1,397	NSTAR	62,767
1,310	OGE Energy Corp.	69,247
5,426	PG&E Corp.	220,621
6,859	Public Service Enterprise Group, Inc.	208,102
1,561	SCANA Corp.	69,980
3,011	Sempra Energy	171,326
2,721	TECO Energy, Inc.	49,114
1,092	Vectren Corp.	31,220
3,120	Wisconsin Energy Corp.	106,080
6,531	Xcel Energy, Inc.	173,725
		2,443,799
	Oil & Gas Storage & Transportation - 0.3%
439	Targa Resources Corp.	18,192

	Water Utilities - 1.8%
2,355	American Water Works Co., Inc.	79,434
1,867	Aqua America, Inc.	41,186
		120,620
	Total Common Stocks
	(Cost $6,371,124)	6,820,029

	Money Market Fund - 0.0%†
1,756	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $1,756)	1,756
	Total Investment Securities
	(Cost $6,372,880) — 100.0%	6,821,785
	Liabilities in excess of other assets — (0.0%)†	(304)
	Net Assets — 100.0%	$6,821,481

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$527,024
Aggregate gross unrealized depreciation	(84,567)
Net unrealized appreciation	$442,457
Federal income tax cost of investments	$6,379,328

See accompanying notes to schedules of portfolio investments.

FocusShares Trust

Notes to Schedules of Portfolio Investments

January 31, 2012 (Unaudited)

1. Organization

FocusShares Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of fifteen (15) investment portfolios (each, a “Fund”). FocusShares, LLC (the “Advisor”) is the investment adviser to each Fund. Each of the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF is a diversified investment company.  Each other Fund is a non-diversified investment company.  The Trust was organized as a Delaware statutory trust on July 10, 2007. From November 28, 2007 until October 30, 2008, the Trust operated four exchange-traded funds that have been closed and liquidated.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”) representing publicly-traded equity securities of issuers in a particular broad market, market segment, market sector or group of industries.

2. Basis of Presentation

The preparation of the Schedules of Portfolio Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Portfolio Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Portfolio Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s equity securities is based on such securities’ closing price on local markets when available. If an equity security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

• Level 2 — valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market evens, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 — valuation inputs consist of unobservable data (including a Fund’s own assumptions).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FocusShares Trust

Notes to Schedules of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

The following is a summary of the valuations as of January 31, 2012, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type. There were no significant transfers between Level 1, Level 2 or Level 3 for the period ending January 31, 2012.

			LEVEL 2 -
	LEVEL 1 - Quoted Prices	LEVEL 1 - Quoted Prices	Other Significant Observable Inputs	Total
Fund	Common Stocks	Money Market Funds	Rights	Investment Securities
Focus Morningstar US Market Index ETF	$12,610,855	$ ―	$ ―	$12,610,855
Focus Morningstar Large Cap Index ETF	5,041,692	―	―	5,041,692
Focus Morningstar Mid Cap Index ETF	4,892,156	7,083	―	4,899,239
Focus Morningstar Small Cap Index ETF	4,821,146	702	43	4,821,891
Focus Morningstar Basic Materials Index ETF	4,504,410	―	―	4,504,410
Focus Morningstar Communication Services Index ETF	4,818,690	―	―	4,818,690
Focus Morningstar Consumer Cyclical Index ETF	5,307,900	1,247	―	5,309,147
Focus Morningstar Consumer Defensive Index ETF	5,393,987	―	32	5,394,019
Focus Morningstar Energy Index ETF	4,574,162	1,248	―	4,575,410
Focus Morningstar Financial Services Index ETF	4,340,245	599	―	4,340,844
Focus Morningstar Health Care Index ETF	5,468,265	9,991	―	5,478,256
Focus Morningstar Industrials Index ETF	4,876,898	280	―	4,877,178
Focus Morningstar Real Estate Index ETF	5,266,783	―	―	5,266,783
Focus Morningstar Technology Index ETF	5,189,154	904	―	5,190,058
Focus Morningstar Utilities Index ETF	6,820,029	1,756	―	6,821,785

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Focus Morningstar
	Focus Morningstar		Financial Services
	Small Cap Index ETF		Index ETF
Balance as of 10/31/2011	$	―	$	―
Total gain or loss (realized/unrealized) included in earnings		6,646		3,397
Sales		(6,646)		(3,397)
Transfer into Level 3		―		―
Transfer out of Level 3		―		―
Balance as of 01/31/2012	$	―	$	―
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 01/31/2012	$	―	$	―

Repurchase Agreements

The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

FocusShares Trust

Notes to Schedules of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

Futures Contracts

The Funds may utilize futures contracts.  Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Funds may use futures contracts based on other indexes or combinations of indexes that the Advisor believes to be representative of each Fund’s respective Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

The Funds may use futures contracts thereon, together with positions in cash and money market instruments, to simulate full investment in each Fund’s respective Underlying Index. Liquid futures contracts are not currently available for the Underlying Index of each Fund. Under such circumstances, the Advisor may seek to utilize other instruments that it believes to be correlated to each Fund’s respective Underlying Index components or a subset of the components.

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

3. Risk

•	Index Risk

Except with regard to the Focus Morningstar US Market Index ETF, the Focus Morningstar Large Cap Index ETF, the Focus Morningstar Mid Cap Index ETF and the Focus Morningstar Small Cap Index ETF, each Fund’s Underlying Index is new and has limited historical performance data that is not predictive of future results. Each Underlying Index and Fund rebalance only when Morningstar determines to rebalance the Underlying Index, which occurs on a quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market or sector the Underlying Indexes seek to track due to changes that are reflected in the market or sector more quickly than the quarterly rebalancing process can track.

•	Index Tracking Risk

Imperfect correlation between the Fund's portfolio securities and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, which is the divergence of the Fund's performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Underlying Index does not.

FocusShares Trust

Notes to Schedules of Portfolio Investments (continued)

January 31, 2012 (Unaudited)

•	Concentration Risk

This risk applies to all Funds except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

•	Non-Diversified Risk

This risk applies to each Fund except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF. The Funds are separate investment portfolios of the Trust, which is an open-end investment company registered under the 1940 Act. The Funds are classified as “non-diversified” investment companies under the 1940 Act. As a result, the Funds are subject to the risk that they will be more volatile than a diversified fund because each Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise its Underlying Index. As a result, the gains and losses on a single security may have a greater impact on a Fund’s NAV and may make the Fund more volatile than diversified funds.

•	Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

4. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FocusShares Trust

By: /s/ Erik Liik

  -------------------------

  Erik Liik

  President

  March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Erik Liik

  -------------------------

  Erik Liik

  President

  March 23, 2012

By: /s/ Brent Arvidson

  -------------------------

  Brent Arvidson

  Chief Financial Officer and Treasurer

  March 23, 2012